                                                      Registration No. 333-33232



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4
                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                ACT OF 1933                     / /
                        Pre-Effective Amendment No.             / /
                                                   ----

                      Post-Effective Amendment No. 3            / X /
                                                  ---

                                     and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                            COMPANY ACT OF 1940                 / /

                             Amendment No. 31                   / X /
                                          ----

                       (Check appropriate box or boxes.)

                         NML VARIABLE ANNUITY ACCOUNT B
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                              (Name of Depositor)

720 East Wisconsin Avenue, Milwaukee, Wisconsin                      53202
------------------------------------------------------------      ----------
        (Address of Depositor's Principal Executive Offices)      (Zip Code)

Depositor's Telephone Number, including Area Code 414-271-1444
                                                ----------------------------

        ROBERT J. BERDAN, Vice President, General Counsel and Secretary
             720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202
--------------------------------------------------------------------------------
                   (Name and Address of Agent for Service)






Title of Securities Being Registered:  MASON STREET VARIABLE ANNUITY

It is proposed that this filing will become effective (check appropriate space)
        immediately upon filing pursuant to paragraph (b) of Rule 485
------
  X     on April 30, 2002 pursuant to paragraph (b) of Rule 485
------
        60 days after filing pursuant to paragraph (a)(1) of Rule 485
------
        on (DATE) pursuant to paragraph (a)(1) of Rule 485
------
        this post-effective amendment designates a new effective date for a ------ previously filed post-effective amendment.



                                  Mason: 166752

                         NML VARIABLE ANNUITY ACCOUNT B

--------------------------------------------------------------------------------
                              CROSS-REFERENCE SHEET

N-4, Part A                 Heading in
Item                        Prospectus
------------                ----------

      1 ....................Cover Page
      2 ....................Index of Special Terms
      3 ....................Expense Table
      4 ....................Accumulation Unit Values, Performance Data,
                            Financial Statements
      5 ....................The Company, NML Variable Annuity Account B, The
                            Funds, Voting Rights
      6 ....................Deductions, Distribution of the Contracts
      7 ....................The Contracts, Owners of the Contracts, Application
                            of Purchase Payments, Transfers Between Divisions and Payment Plans, Substitution and Change
      8 ....................Variable Payment Plans, Description of Payment
                            Plans, Amount of Annuity Payments, Maturity
                            Benefit, Assumed Investment Rate, Transfers Between Divisions and Payment Plans
      9 ....................Death Benefit
     10 ....................Amount and Frequency, Application of Purchase
                            Payments, Net Investment Factor, Distribution of the Contracts
     11 ....................Withdrawal Amount, Deferment of Benefit Payments,
                            Right to Examine Contract
     12 ....................Federal Income Taxes
     13 ....................Not Applicable
     14 ....................Table of Contents for Statement of Additional
                            Information


--------------------------------------------------------------------------------

N-4, Part B                 Heading in Statement
Item                        of Additional Information
-----------                 --------------------------

     15 ....................Cover Page
     16 ....................Table of Contents
     17 ....................Not Applicable
     18 ....................Experts
     19 ....................Not Applicable
     20 ....................Distribution of the Contracts
     21 ....................Performance Data
     22 ....................Determination of Annuity Payments
     23 ....................Financial Statements

         APRIL 30, 2002




         MASON STREET(SM) VARIABLE ANNUITY



         Nontax - Qualified Annuities

         Individual Retirement Annuities

         Roth IRAs





















                                                          (PHOTO)











         NORTHWESTERN MUTUAL                    The Northwestern Mutual Life
         SERIES FUND, INC. AND                  Insurance Company
         RUSSELL INSURANCE FUNDS                720 East Wisconsin Avenue
                                                Milwaukee, Wisconsin 53202
                                                (414) 271-1444




                            P R O S P E C T U S E S



                                                  [NORTHWESTERN MUTUAL(TM) LOGO]

[NORTHWESTERN MUTUAL(TM) LOGO]    The Northwestern Mutual Life Insurance Company
                                         Mason Street(SM) Variable Annuity


                                                                  April 30, 2002


PROFILE OF THE MASON STREET(SM) VARIABLE ANNUITY CONTRACT

This Profile is a summary of some of the more important points that you should consider and know before purchasing the Contract. We describe the Contract more fully in the prospectus which accompanies this Profile. Please read the prospectus carefully.


1. THE ANNUITY CONTRACT The Contract provides a means for you, the owner, to invest on a tax-deferred basis in your choice of twenty investment portfolios. The Contract also allows investment on a fixed basis in a guaranteed account. The Contract is issued by The Northwestern Mutual Life Insurance Company.

The Contract is intended for retirement savings or other long-term investment purposes. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement.

The twenty investment portfolios are listed in Section 4 below. These portfolios bear varying amounts of investment risk. Those with more risk are designed to produce a better long-term return than those with less risk. But this is not guaranteed. You can also lose your money.

The amounts you invest on a fixed basis earn interest at a rate we declare from time to time. We guarantee principal and we guarantee the interest rate for each amount for at least one year.

You may invest in any or all of the twenty investment portfolios. You may move money among these portfolios without charge up to 12 times per year. After that, a charge of $25 may apply. Transfers of amounts invested on a fixed basis are subject to restrictions.

During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are taxed as income if you make a withdrawal. The income phase begins when you start receiving annuity payments from your Contract, usually at retirement. Monthly annuity payments begin on the date you select.

The amount you accumulate in your Contract, including the results of investment performance, will determine the amount of your monthly annuity payments.

2. ANNUITY PAYMENTS If you decide to begin receiving monthly annuity payments from your Contract, you may choose one of three payment plans: (1) monthly payments for a specified period of five to thirty years, as you select; (2) monthly payments for your life (assuming you are the annuitant), and you may choose to have payments continue to your beneficiary for the balance of ten or twenty years if you die sooner; or (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. After you begin receiving monthly annuity payments you cannot change your selection if the payments depend on your life or the life of another.

These payment plans are available to you on a variable or fixed basis. Variable means that the amount accumulated in your Contract will continue to be invested in one or more of the twenty investment portfolios as you choose. Your monthly annuity payments will vary up or down to reflect continuing investment performance. Or you may choose a fixed annuity payment plan which guarantees the amount you will receive each month.

3. PURCHASE The minimum initial purchase payment is $50,000. Your Northwestern Mutual financial representative will help you complete a Contract application form.

4. INVESTMENT CHOICES You may invest in any or all of the following investment portfolios. All of these are described in the attached prospectuses for Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds.

Northwestern Mutual Series Fund, Inc.

     1.  Small Cap Growth Stock Portfolio
     2.  T. Rowe Price Small Cap Value Portfolio
     3.  Aggressive Growth Stock Portfolio
     4.  International Growth Portfolio
     5.  Franklin Templeton International Equity Portfolio
     6.  Index 400 Stock Portfolio
     7.  Growth Stock Portfolio
     8.  J.P. Morgan Select Growth and Income Stock Portfolio
     9.  Capital Guardian Domestic Equity Portfolio
     10. Index 500 Stock Portfolio
     11. Asset Allocation Portfolio
     12. Balanced Portfolio
     13. High Yield Bond Portfolio
     14. Select Bond Portfolio
     15. Money Market Portfolio

Russell Insurance Funds, Inc.

     1.  Multi-Style Equity Fund
     2.  Aggressive Equity Fund
     3.  Non-U.S. Fund
     4.  Real Estate Securities Fund
     5.  Core Bond Fund
You may also invest all or part of your funds on a fixed basis (the Guaranteed Interest Fund).


                                   PROFILE-i

[NORTHWESTERN MUTUAL(TM) LOGO]    The Northwestern Mutual Life Insurance Company
                                         Mason Street(SM) Variable Annuity



5. EXPENSES The Contract has insurance and investment features, and there are costs related to them. Each year we deduct a $30 Contract fee. Currently this fee is waived if the value of your Contract is $25,000 or more. You may move money among the 20 investment portfolios without charge up to 12 times per year. After that, a charge of $25 may apply. We currently make no charge for these transfers.

We also deduct mortality and expense risk charges for the guarantees associated with your Contract. These charges are at the annual rate of 0.35%. We may increase these charges to a maximum rate of 0.75%. We will not increase the charges for at least five years from the date of the prospectus.

If your Contract includes the enhanced death benefit which we offer at extra cost, we will deduct from your Contract value on each Contract anniversary a charge based on the amount of the enhanced death benefit in effect and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the benefit for issue age 45 or less, 0.20% for issue ages 46-55, and 0.40% for issue ages 56-65.


The portfolios also bear investment charges that range from an annual rate of 0.21% to 1.30% of the average daily value of the portfolio, depending on the investment portfolio you select. The following chart is designed to help you understand the charges for the Contract. The first three columns show the annual expenses as a percentage of assets including the insurance charges, the portfolio charges and the total charges. Portfolio expenses are based on 2001 expenses for the portfolios. Expenses for the portfolios reflect fee waivers and expense reimbursements. The last two columns show you examples of the charges, in dollars, you would pay. The examples reflect the impact of the asset based charges and the $30 Contract fee calculated by dividing the annual Contract fees collected by the average assets of the sub-account. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money at the end of year one, and at the end of year ten. Both of these examples reflect aggregate charges on a cumulative basis to the end of the 1 or 10-year period.


We do not make any changes for sales expenses. Your Northwestern Mutual agent who offers the Contract represents a broker-dealer or a registered investment adviser. You will pay the broker-dealer a fee in lieu of sales commissions or you will pay a fee for investment advisory services. In either case your Northwestern Mutual agent will disclose the fees to you and receive a portion of the fees you pay.

For more detailed information, see the Expense Table which begins on page 3 of the attached prospectus for the Contracts.


                                   PROFILE-ii

[NORTHWESTERN MUTUAL(TM) LOGO]    The Northwestern Mutual Life Insurance Company
                                         Mason Street(SM) Variable Annuity



                                                         EXPENSES
----------------------------------------------------------------------------------------------------------------------------
                                         ANNUAL EXPENSES AS A PERCENTAGE OF ASSETS
CONTRACT WITHOUT THE                                                                             EXAMPLES: *
ENHANCED DEATH BENEFIT                                                                           Total Annual Charges At End of
                                             Total Annual      Total Annual   Total Annual
Portfolio                                 Insurance Charges*     Portfolio     Expenses*
                                                                  Charges                        1 Year         10 Years
---------------------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
  Small Cap Growth Stock                0.35% (0.35% + 0.00%)       0.60%          .95%            $10              $143
  T. Rowe Price Small Cap Value         0.35% (0.35% + 0.00%)       1.00%         1.35%            $14              $223
  Aggressive Growth Stock               0.35% (0.35% + 0.00%)       0.52%         0.87%            $ 8              $123
  International Growth                  0.35% (0.35% + 0.00%)       1.10%         1.45%            $15              $213
  Franklin Templeton International      0.35% (0.35% + 0.00%)       0.74%         1.09%            $11              $159
    Equity
  Index 400 Stock                       0.35% (0.35% + 0.00%)       0.31%         0.66%            $ 7              $109
  Growth Stock                          0.35% (0.35% + 0.00%)       0.43%         0.78%            $ 8              $123
  J.P. Morgan Select Growth and         0.35% (0.35% + 0.00%)       0.58%         0.93%            $ 9              $140
    Income
  Capital Guardian Domestic Equity      0.35% (0.35% + 0.00%)       0.75%         1.10%            $11              $175
  Index 500 Stock                       0.35% (0.35% + 0.00%)       0.21%         0.56%            $ 6              $ 97
  Asset Allocation                      0.35% (0.35% + 0.00%)       0.75%         1.10%            $11              $177
  Balanced                              0.35% (0.35% + 0.00%)       0.30%         0.65%            $ 7              $108
  High Yield Bond                       0.35% (0.35% + 0.00%)       0.53%         0.88%            $ 9              $135
  Select Bond                           0.35% (0.35% + 0.00%)       0.30%         0.65%            $ 7              $108
  Money Market                          0.35% (0.35% + 0.00%)       0.30%         0.65%            $ 7              $108
Russell Insurance Funds, Inc.
  Multi-Style Equity                    0.35% (0.35% + 0.00%)       0.92%         1.27%            $13              $186
  Aggressive Equity                     0.35% (0.35% + 0.00%)       1.25%         1.60%            $16              $227
  Non-U.S.                              0.35% (0.35% + 0.00%)       1.30%         1.65%            $17              $232
  Real Estate Securities                0.35% (0.35% + 0.00%)       1.06%         1.44%            $14              $194
  Core Bond                             0.35% (0.35% + 0.00%)       0.80%         1.15%            $12              $174
---------------------------------------------------------------------------------------------------------------------------




*THE $30 CONTRACT FEE IS REFLECTED AS 0.00% OF THE ASSETS BASED ON ACTUAL FEES COLLECTED DIVIDED BY AVERAGE ASSETS OF THE SUB-ACCOUNT. WE MAY INCREASE THE INSURANCE CHARGES TO A MAXIMUM RATE OF 0.75%. WE WILL NOT INCREASE THE CHARGES FOR AT LEAST FIVE YEARS FROM THE DATE OF THE PROSPECTUS.

NOTE: THE MINIMUM INITIAL PURCHASE PAYMENT FOR A CONTRACT IS $50,000. THE NUMBERS ABOVE MUST BE MULTIPLIED BY 50 TO FIND THE EXPENSES FOR A CONTRACT OF MINIMUM SIZE.







                                  PROFILE-iii

[NORTHWESTERN MUTUAL(TM) LOGO]   The Northwestern Mutual Life Insurance Company
                                         Mason Street(SM) Variable Annuity



                                                              EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
                                              ANNUAL EXPENSES AS A PERCENTAGE OF ASSETS
CONTRACT WITH THE                                                                                        EXAMPLES: *
ENHANCED DEATH BENEFIT                                                                                   Total Annual Charges At End
AT MAXIMUM CHARGE                                                                                        of
(0.40%)
                                                 Total Annual               Total     Total Annual
                                              Insurance Charges*           Annual       Expenses*
                                                                          Portfolio                      1 Year         10 Years
Portfolio                                                                  Charges
-----------------------------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
  Small Cap Growth Stock                0.75% (0.35% + 0.00% + 0.40%)        0.60%        1.35%            $14            $192
  T. Rowe Price Small Cap Value         0.75% (0.35% + 0.00% + 0.40%)        1.00%        1.75%            $18            $271
  Aggressive Growth Stock               0.75% (0.35% + 0.00% + 0.40%)        0.52%        1.27%            $12            $173
  International Growth                  0.75% (0.35% + 0.00% + 0.40%)        1.10%        1.85%            $19            $261
  Franklin Templeton International      0.75% (0.35% + 0.00% + 0.40%)        0.74%        1.49%            $15            $208
    Equity
  Index 400 Stock                       0.75% (0.35% + 0.00% + 0.40%)        0.31%        1.06%            $11            $160
  Growth Stock                          0.75% (0.35% + 0.00% + 0.40%)        0.43%        1.18%            $12            $146
  J.P. Morgan Select Growth and         0.75% (0.35% + 0.00% + 0.40%)        0.58%        1.33%            $14            $163
    Income
  Capital Guardian Domestic Equity      0.75% (0.35% + 0.00% + 0.40%)        0.75%        1.50%            $15            $224
  Index 500 Stock                       0.75% (0.35% + 0.00% + 0.40%)        0.21%        0.96%            $10            $148
  Asset Allocation                      0.75% (0.35% + 0.00% + 0.40%)        0.75%        1.50%            $15            $226
  Balanced                              0.75% (0.35% + 0.00% + 0.40%)        0.30%        1.05%            $11            $159
  High Yield Bond                       0.75% (0.35% + 0.00% + 0.40%)        0.53%        1.28%            $13            $185
  Select Bond                           0.75% (0.35% + 0.00% + 0.40%)        0.30%        1.05%            $11            $159
  Money Market                          0.75% (0.35% + 0.00% + 0.40%)        0.30%        1.05%            $11            $159
Russell Insurance Funds, Inc.
  Multi-Style Equity                    0.75% (0.35% + 0.00% + 0.40%)        0.92%        1.67%            $17            $234
  Aggressive Equity                     0.75% (0.35% + 0.00% + 0.40%)        1.25%        2.00%            $20            $275
  Non-U.S.                              0.75% (0.35% + 0.00% + 0.40%)        1.30%        2.05%            $21            $262
  Real Estate Securities                0.75% (0.35% + 0.00% + 0.40%)        1.06%        1.81%            $19            $243
  Core Bond                             0.75% (0.35% + 0.00% + 0.40%)        0.80%        1.55%            $16            $223
-----------------------------------------------------------------------------------------------------------------------------------



*THE $30 CONTRACT FEE IS REFLECTED AS 0.00% OF THE ASSETS BASED ON ACTUAL FEES COLLECTED DIVIDED BY AVERAGE ASSETS OF THE SUB-ACCOUNT. WE MAY INCREASE THE MORTALITY AND EXPENSE RISK CHARGES FROM 0.35% TO A MAXIMUM RATE OF 0.75%. WE WILL NOT INCREASE THE CHARGES FOR AT LEAST FIVE YEARS FROM THE DATE OF THE PROSPECTUS. THE INSURANCE CHARGES INCLUDE 0.40% FOR THE ENHANCED DEATH BENEFIT AT THE MAXIMUM CHARGE FOR ISSUE AGES 56-65. THE CHARGE IS 0.10% FOR ISSUE AGES 45 OR LESS, AND 0.20% FOR ISSUE AGES 46-55.

NOTE: THE MINIMUM INITIAL PURCHASE PAYMENT FOR A CONTRACT IS $50,000. THE NUMBERS ABOVE MUST BE MULTIPLIED BY 50 TO FIND THE EXPENSES FOR A CONTRACT OF MINIMUM SIZE.




6. TAXES A Contract may be issued as an individual retirement annuity (IRA), Roth IRA, or nontax-qualified annuity. The Contracts will be subject to certain contribution limits and/or other requirements depending on their tax classification. For Roth IRAs and nontax-qualified annuities, purchase payments are not excluded from income, while for individual retirement annuities (IRAs) they are excluded from income. In all cases, earnings on your Contract are not taxed as they accrue. If the Contract is purchased as an individual retirement annuity (IRA), the entire amount of monthly annuity payments, and any withdrawals, will generally be taxed as income. If the Contract is purchased as a ROTH IRA, certain distributions after 5 years will be tax-free. Finally, if the Contract is purchased as a nonqualified annuity, amounts withdrawn prior to the income phase will be taxed as income to the extent of earnings. During the income phase, monthly annuity payments will be considered partly a return of your investment which is not taxed and partly a distribution of earnings which is taxed as income. In all cases, a 10% federal penalty tax may apply if you make taxable withdrawals from the Contract before you reach age 59 1/2.

7. ACCESS TO YOUR MONEY You may take money out of your Contract at any time before monthly annuity payments begin. You may have to pay income tax and a tax penalty on amounts you take out.



                                  PROFILE - iv

[NORTHWESTERN MUTUAL(TM) LOGO]    The Northwestern Mutual Life Insurance Company
                                         Mason Street(SM) Variable Annuity


8. PERFORMANCE The value of your Contract will vary up or down reflecting the performance of the investment portfolios you select. The chart below shows total returns for each of the investment portfolios that was in operation, and used with NML Variable Annuity Account B, during the years shown. These numbers reflect the asset-based charges for mortality and expense risks, the annual Contract fees and investment expenses for each portfolio. The numbers include the annual Contract fee in the amount of 0.00%. The performance numbers have been calculated based on the actual performance of the investment portfolios and the expense charges for the Contracts. Past performance does not guarantee future results.



                                                        PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------


                                                                    CALENDAR YEAR

PORTFOLIO                     2001     2000      1999      1998     1997      1996      1995     1994      1993      1992
----------------------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series
Fund, Inc.
  Small Cap Growth Stock      -4.10     6.34      NA        NA       NA        NA        NA       NA        NA        NA
  T. Rowe Price Small Cap      1.61     NA        NA        NA       NA        NA        NA       NA        NA        NA
    Value*

  Aggressive Growth Stock    -20.16     5.81     43.28      7.18    13.47     17.28    38.81      5.04     18.70     5.57
  International Growth*       -9.53     NA        NA        NA       NA        NA        NA       NA        NA        NA
  Franklin Templeton         -14.30    -1.14     22.47      4.45    11.89     20.59    14.17      -.45      NA        NA
    International Equity

  Index 400 Stock             -1.01    16.80      NA        NA       NA        NA        NA       NA        NA        NA
  Growth Stock               -14.52    -2.83     22.07     26.25    29.40     20.48    30.37      NA        NA        NA
  J.P. Morgan Select Growth   -8.10    -7.29      7.11     22.71    29.58     19.55    30.66      NA        NA        NA
    and Income Stock

  Capital Guardian Domestic   -2.33     NA        NA        NA       NA        NA        NA       NA        NA        NA
    Equity*

  Index 500 Stock            -12.19    -9.07     20.49     28.27    32.73     22.32    36.78       .84      9.38     6.88
  Asset Allocation*           -2.25     NA        NA        NA       NA        NA        NA       NA        NA        NA
  Balanced                    -3.49     -.52     10.81     18.46    21.09     13.05    25.95      -.37      9.19     4.95
  High Yield Bond              4.66    -4.93     -0.81     -2.17    15.45     19.35    16.37      NA        NA        NA
  Select Bond                  9.98     9.83     -1.37      6.70     9.08      2.95    18.68     -3.17      9.95     6.61
  Money Market                 3.55     5.92      4.69      5.06     5.10      4.91     5.45      3.73      2.49     2.98
Russell Insurance Funds
  Multi-Style Equity         -14.51   -12.57      NA        NA       NA        NA        NA       NA        NA        NA
  Aggressive Equity           -2.71    -1.01      NA        NA       NA        NA        NA       NA        NA        NA
  Non-U.S.                   -22.30   -14.73      NA        NA       NA        NA        NA       NA        NA        NA
  Real Estate Securities       7.46    26.79      NA        NA       NA        NA        NA       NA        NA        NA
  Core Bond                    7.03     9.62      NA        NA       NA        NA        NA       NA        NA        NA
----------------------------------------------------------------------------------------------------------------------------

* FROM COMMENCEMENT OF OPERATIONS ON JULY 31, 2001 THROUGH DECEMBER 31, 2001.



9. DEATH BENEFIT If you die before age 75, and before monthly annuity payments begin, your beneficiary will receive a death benefit. The amount will be the value of your Contract or, if greater, the amount you have paid in. We offer an enhanced death benefit at extra cost. We increase the enhanced death benefit on each Contract anniversary, up to age 80, if the Contract value has increased. The death benefit will be adjusted, of course, for any purchase payments or withdrawals you have made. The death benefit may be paid as a lump sum, or your beneficiary may select a monthly annuity payment plan, or the Contract may be continued in force with a contingent annuitant.

10.  OTHER INFORMATION

FREE LOOK. If you return the Contract within ten days after you receive it (or whatever period is required in your state), we will send your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment.




                                   PROFILE-v

[NORTHWESTERN MUTUAL(TM) LOGO]    The Northwestern Mutual Life Insurance Company
                                         Mason Street(SM) Variable Annuity

AVOID PROBATE. In most cases, when you die, your beneficiary will receive the full death benefit of your Contract without going through probate.

AUTOMATIC DOLLAR-COST AVERAGING. With our Dollar-Cost Averaging Plan, you can arrange to have a regular amount of money ($100 minimum) automatically transferred from the Money Market Portfolio into the portfolio or portfolios you have chosen on a monthly or quarterly basis.

ELECTRONIC FUNDS TRANSFER (EFT). Another convenient way to invest using the dollar-cost averaging approach is through our EFT plan. These automatic withdrawals allow you to add to the portfolio(s) within your nontax-qualified Contract on a regular monthly basis through payments drawn directly on your checking account.

SYSTEMATIC WITHDRAWAL PLAN. You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem accumulation units to generate monthly payments. Of course you may have to pay taxes on amounts you receive.

AUTOMATIC REQUIRED MINIMUM DISTRIBUTIONS. For IRAs, you can arrange for annual required minimum distributions to be sent to you automatically once you turn age 70 1/2.

PORTFOLIO REBALANCING. To help you maintain your asset allocation plan over time we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis, back to the allocation percentages you have selected.


INTEREST SWEEPS. If you select this service we will automatically sweep or transfer interest from the Guaranteed Interest Fund to any combination of variable investment options. Interest earnings can be swept monthly, quarterly, semi-annually or annually.

NORTHWESTERN MUTUAL EXPRESS. 1-800-519-4665. Get up-to-date information about your nontax-qualified Contract at your convenience with your Contract number and your Personal Identification Number (PIN). Call toll-free to review contract values and unit values, transfer among portfolios, change the allocation and obtain fund performance information.


INTERNET. For information about Northwestern Mutual, visit us on our Website. Access fund performance information, forms for routine service and daily contract and unit values for Contracts you own with your User ID and password. Eligible Contract owners may also transfer invested assets among investment divisions and change the allocation of future contributions online. For enrollment information, please contact us at 1-888-455-2232.


WWW.NORTHWESTERNMUTUAL.COM

THESE FEATURES MAY NOT BE AVAILABLE IN ALL STATES AND MAY NOT BE SUITABLE FOR YOUR PARTICULAR SITUATION.


11.  INQUIRIES  If you need more information, please contact us at:

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY, 720 EAST WISCONSIN AVENUE, MILWAUKEE, WISCONSIN 53202; 1-888-455-2232.





                                   PROFILE-vi

P R O S P E C T U S

MASON STREET(SM) VARIABLE ANNUITY


This prospectus describes an individual variable annuity contract (the "Contract") offered by The Northwestern Mutual Life Insurance Company ("Northwestern Mutual").

We offer the Contract for use in these situations:

-    Traditional Individual Retirement Annuities (IRAs).

-    Roth IRAs.

-    Other situations that do not qualify for special tax treatment.

We use NML Variable Annuity Account B (the "Account") to keep the money you invest separate from our general assets. The money in the Account is invested in the fifteen portfolios of Northwestern Mutual Series Fund, Inc. and the five Russell Insurance Funds. You select the Portfolios or Funds in which you want to invest. Northwestern Mutual Series Fund, Inc.: Small Cap Growth Stock, T. Rowe Price Small Cap Value, Aggressive Growth Stock, International Growth, Franklin Templeton International Equity, Index 400 Stock, Growth Stock, J.P. Morgan Select Growth and Income Stock, Capital Guardian Domestic Equity, Index 500 Stock, Asset Allocation, Balanced, High Yield Bond, Select Bond, and Money Market. Russell Insurance Funds: Multi-Style Equity, Aggressive Equity, Non-U.S., Real Estate Securities, Core Bond.

The Account has 20 Divisions that correspond to the 15 Portfolios and 5 Funds in which you may invest. The Contract also permits you to invest on a fixed basis, at rates that we determine. This prospectus describes only the Account and the variable provisions of the Contract except where there are specific references to the fixed provisions.

This prospectus is a concise description of the information you should know before you buy a Contract. We have filed additional information about the Contract with the Securities and Exchange Commission in a Statement of Additional Information. We incorporate the Statement of Additional Information into this prospectus by reference. We will send you the Statement of Additional Information without charge if you write to The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, or call us at Telephone Number (414) 271-1444. You will find the table of contents for the Statement of Additional Information following page 18 of this prospectus.

This prospectus is valid only when accompanied by the current prospectuses for Northwestern Mutual Series Fund, Inc. and Russell Insurance Funds which are attached to this prospectus. You should retain this prospectus for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


The date of this prospectus and the Statement of Additional Information is April 30, 2002.

CONTENTS FOR THIS PROSPECTUS

                                              PAGE
                                              ----

PROSPECTUS......................................1
    Mason Street(SM) Variable Annuity...........1
INDEX OF SPECIAL TERMS..........................3
EXPENSE TABLE...................................3
ACCUMULATION UNIT VALUES........................6
THE COMPANY.....................................7
NML VARIABLE ANNUITY
    ACCOUNT B...................................7
THE FUNDS.......................................7
THE CONTRACT....................................9
    Purchase Payments Under the Contract........9
      Amount and Frequency......................9
      Application of Purchase Payments..........9
    Net Investment Factor......................10
    Benefits Provided Under the Contract.......10
      Withdrawal Amount........................10
      Death Benefit............................10
      Maturity Benefit.........................11
    Variable Payment Plans.....................11
      Description of Payment Plans.............11
      Amount of Annuity Payments...............11
      Assumed Investment Rate..................12
    Additional Information.....................12
      Transfers Between Divisions and
        Payment Plans..........................12
      Owners of the Contract...................12
Deferment of Benefit Payments..................13
      Dividends................................13
      Voting Rights............................13
      Substitution and Change..................13
      Fixed Annuity Payment Plans..............13
      Performance Data.........................13
      Financial Statements.....................14
THE GUARANTEED INTEREST FUND...................14
FEDERAL INCOME TAXES...........................14
    Qualified and Nontax-Qualified Plans.......14
    Contribution Limitations and General
     Requirements Applicable to Contract.......14
      Traditional IRA..........................15
      Roth IRA.................................15
      Nontax-qualified Contract................15
    Taxation of Contract Benefits..............15
      IRAs,....................................15
      Roth IRAs................................15
      Nonqualified Contracts...................16
      Premature Withdrawals....................16
      Minimum Distribution Requirements........16
    Taxation of Northwestern Mutual............17
    Other Considerations.......................17
DEDUCTIONS.....................................17
Mortality Rate and Expense Risk Charges........17
      Contract Fee.............................17
      Enhanced Death Benefit Charge............17
      Premium Taxes............................18
      Expenses for the Portfolios and Funds....18
DISTRIBUTION OF THE CONTRACT...................18




        THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION
            APPEARS ON THE PAGE FOLLOWING PAGE 18 OF THIS PROSPECTUS.

INDEX OF SPECIAL TERMS
The following special terms used in this prospectus are discussed at the pages indicated.

TERM                                               PAGE
----                                               ----
ACCUMULATION UNIT....................................9
ANNUITY (or ANNUITY PAYMENTS).......................11
NET INVESTMENT FACTOR...............................10
PAYMENT PLANS.......................................11
ANNUITANT...........................................12
MATURITY DATE.......................................11
OWNER...............................................12
WITHDRAWAL AMOUNT...................................10

--------------------------------------------------------------------------------
EXPENSE TABLE

TRANSACTION EXPENSES FOR CONTRACTOWNERS
Maximum Sales Load (as a percentage
of purchase payments)..........................None
Withdrawal Charge..............................None
Maximum Transfer Charge........................$25
(up to 12 transfers per year
guaranteed free; all transfer
charges currently waived)


ANNUAL EXPENSES OF THE ACCOUNT
 (AS A PERCENTAGE OF ASSETS)
Current Mortality and Expense Risk Fees*.......0.35%
Maximum Mortality and Expense Risk
   Fees*.......................................0.75%
Other Expenses*................................None
Total Current Separate Account Annual
   Expenses*...................................0.35%
Total Maximum Separate Account Annual
   Expenses*...................................0.75%


ANNUAL CONTRACT FEE
$30; waived if the Contract Value equals or exceeds
$25,000

ANNUAL CHARGE FOR OPTIONAL ENHANCED
DEATH BENEFIT
Maximum Charge (as a percentage of the
   benefit)**..................................0.40%




*WE GUARANTEE THE CURRENT MORTALITY AND EXPENSE RISK FEES FOR FIVE YEARS FROM THE DATE OF THIS PROSPECTUS. THEREAFTER, WE RESERVE THE RIGHT TO INCREASE THE MORTALITY AND EXPENSE RISK FEES TO A MAXIMUM ANNUAL RATE OF 0.75%.
**THE MAXIMUM CHARGE IS FOR ISSUE AGE 56 AND ABOVE. THE CHARGE IS 0.10% FOR ISSUE AGE 45 OR LESS AND 0.20% FOR ISSUE AGE 46-55.


ANNUAL EXPENSES OF THE PORTFOLIOS AND FUNDS
(AS A PERCENTAGE OF THE ASSETS)



                                                 MANAGEMENT                   TOTAL ANNUAL EXPENSES
                                                 FEES (AFTER         OTHER       (AFTER EXPENSE
                                                FEE WAIVER)        EXPENSES       REIMBURSEMENT)
                                                ------------       --------       --------------
Northwestern Mutual Series Fund, Inc.
  Small Cap Growth Stock                            0.59%            0.01%            0.60%
  T. Rowe Price Small Cap Value*                    0.85%            0.15%            1.00%
  Aggressive Growth Stock                           0.52%            0.00%            0.52%
  International Growth*                             0.75%            0.35%            1.10%
  Franklin Templeton International Equity           0.66%            0.08%            0.74%
  Index 400 Stock                                   0.25%            0.06%            0.31%
  Growth Stock                                      0.42%            0.01%            0.43%
  J.P. Morgan Select Growth and Income Stock        0.57%            0.01%            0.58%
  Capital Guardian Domestic Equity*                 0.65%            0.10%            0.75%
  Index 500 Stock                                   0.20%            0.01%            0.21%
  Asset Allocation*                                 0.60%            0.15%            0.75%
  Balanced                                          0.30%            0.00%            0.30%
  High Yield Bond                                   0.50%            0.03%            0.53%
  Select Bond                                       0.30%            0.00%            0.30%
  Money Market                                      0.30%            0.00%            0.30%
Russell Insurance Funds, Inc.**
  Multi-Style Equity                                0.71%            0.21%            0.92%
  Aggressive Equity                                 0.82%            0.43%            1.25%
  Non-U.S.                                          0.81%            0.49%            1.30%
  Real Estate Securities                            0.84%            0.22%            1.06%
  Core Bond                                         0.52%            0.28%            0.80%



----------------------------
* The advisor of these funds has voluntarily agreed to waive a portion of the management fee, up to the full amount of the fee, equal to the amount by which the Fund's total operating expenses exceed the amounts shown above under "Total Annual Expenses (After Expense

Reimbursement)". The advisor has also agreed to reimburse the Fund for all remaining expenses after fee waivers which exceed the amounts shown above under that heading. Absent the fee waiver and expense reimbursement, the management fees and total annual expenses would be at 0.85% and 1.36% for the T. Rowe Price Small Cap Value Portfolio; 0.75% and 1.25% for the International Growth Portfolio; 0.65% and 0.90% for the Capital Guardian Domestic Equity Portfolio; 0.60% and 0.92% for the Asset Allocation Portfolio.


** For the Russell Insurance Funds (the "Fund"), the adviser has voluntarily agreed to waive a portion of the management fee, up to the full amount of the fee, equal to the amount by which the Fund's total operating expenses exceed the amounts shown above under "Total Annual Expenses (After Expense Reimbursement)". The adviser has also agreed to reimburse the Fund for all remaining expenses after fee waivers which exceed the amounts shown above under that heading. Absent the fee waiver and expense reimbursement, the management fees and total annual expenses would be 0.78% and 0.99% for the Multi-Style Equity Fund; 0.95% and 1.38% for the Aggressive Equity Fund; 0.94% and 1.43% for the Non-U.S. Fund; 0.84% and 1.06% for the Real Estate Securities Fund; 0.60% and 0.88% for the Core Bond Fund.

EXAMPLE

CONTRACT WITHOUT THE ENHANCED DEATH BENEFIT

You would pay the following expenses on each $1,000 investment, assuming 5% annual return:



                                              1 YEAR     3 YEARS      5 YEARS   10 YEARS
                                              ------     -------      -------   --------
Northwestern Mutual Series Fund, Inc.
  Small Cap Growth Stock                        $10        $30          $53       $143
  T. Rowe Price Small Cap Value                 $14        $50          $89       $223
  Aggressive Growth Stock                       $ 8        $25          $43       $123
  International Growth                          $15        $49          $86       $213
  Franklin Templeton International Equity       $11        $35          $60       $159
  Index 400 Stock                               $ 7        $21          $37       $109
  Growth Stock                                  $ 8        $25          $43       $123
  J.P. Morgan Select Growth and Income Stock    $ 9        $30          $51       $140
  Capital Guardian Domestic Equity              $11        $38          $67       $175
  Index 500 Stock                               $ 6        $18          $31       $ 97
  Asset Allocation                              $11        $39          $68       $177
  Balanced                                      $ 7        $21          $36       $108
  High Yield Bond                               $ 9        $28          $49       $135
  Select Bond                                   $ 7        $21          $36       $108
  Money Market                                  $ 7        $21          $36       $108
Russell Insurance Funds, Inc.
  Multi-Style Equity                            $13        $42          $73       $186
  Aggressive Equity                             $16        $53          $93       $227
  Non-U.S.                                      $17        $55          $95       $232
  Real Estate Securities                        $14        $45          $77       $194
  Core Bond                                     $12        $38          $67       $174

EXAMPLE

CONTRACT WITH THE ENHANCED DEATH BENEFIT

You would pay the following expenses on each $1,000 investment, assuming (1) 5% annual return and (2) election of the enhanced death benefit at maximum charge (issue ages 56-65):

                                              1 YEAR        3 YEARS         5 YEARS        10 YEARS
                                              ------        -------         -------        --------
Northwestern Mutual Series Fund, Inc.
  Small Cap Growth Stock                        $14           $43            $ 75            $192
  T. Rowe Price Small Cap Value                 $18           $63            $112            $271
  Aggressive Growth Stock                       $12           $38            $ 66            $173
  International Growth                          $19           $62            $108            $261
  Franklin Templeton International Equity       $15           $48            $ 83            $208
  Index 400 Stock                               $11           $34            $ 60            $160
  Growth Stock                                  $12           $38            $ 66            $146
  J.P. Morgan Select Growth and Income Stock    $14           $43            $ 74            $163
  Capital Guardian Domestic Equity              $15           $51            $ 89            $224
  Index 500 Stock                               $10           $31            $ 54            $148
  Asset Allocation                              $15           $52            $ 90            $226
  Balanced                                      $11           $34            $ 59            $159
  High Yield Bond                               $13           $41            $ 71            $185
  Select Bond                                   $11           $34            $ 59            $159
  Money Market                                  $11           $34            $ 59            $159
Russell Insurance Funds, Inc.
  Multi-Style Equity                            $17           $55            $ 95            $234
  Aggressive Equity                             $20           $66            $115            $275
  Non-U.S.                                      $21           $59            $ 99            $262
  Real Estate Securities                        $19           $58            $ 99            $243
  Core Bond                                     $16           $51            $ 89            $223

NOTE: THE MINIMUM INITIAL PURCHASE PAYMENT FOR A CONTRACT IS $50,000. YOU MUST MULTIPLY THE NUMBERS ABOVE BY 50 TO FIND THE EXPENSES FOR A CONTRACT OF MINIMUM SIZE.

The purpose of the table above is to assist a Contract Owner in understanding the expenses paid by the Account and the Portfolios and Funds and borne by investors in the Contracts. We guarantee the current mortality and expense risk charges for five years from the date of this prospectus. Thereafter, we reserve the right to increase the mortality and expense risk charges to a maximum annual rate of 0.75%. The $30 annual Contract fee is reflected as 0.00% based on estimated annual contract fees we will collect divided by the estimated corresponding average assets of the Division. The Contract provides for charges for transfers between the Divisions of the Account and for premium taxes, but we are not currently making such charges. See "Transfers Between Divisions and Payment Plans", p. 12 and "Deductions", p. 17, for additional information about expenses for the Contract. The expenses shown in the table for the Portfolios and Funds show the annual expenses for each, as a percentage of their average net assets, based on 2001 operations for the Portfolios and their predecessors and the Funds. Expenses for the T. Rowe Price Small Cap Value, International Growth, Capital Guardian Domestic Equity and Asset Allocation Portfolios and for each of the Russell Insurance Funds reflect fee waivers and expense reimbursements that the Portfolios' and Fund's advisers have voluntarily agreed to make for the year 2002. These may be changed in future years without notice. The expenses shown in the table reflect an assumption that the fee waivers and expense reimbursements will continue for the periods shown. Absent the fee waivers and expense reimbursements the expenses would be higher. See the disclosure at the bottom of page 3.


The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown, subject to the guarantees of the Contract.

The tables on the following page present the accumulation unit values for Contracts issued prior to the date of this prospectus.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED ON OR AFTER JUNE 30,  2000

NORTHWESTERN MUTUAL SERIES FUND, INC.

                                                    FOR THE YEAR    FOR THE SIX
                                                        ENDED       MONTHS ENDED
                                                   DEC. 31, 2001   DEC. 31, 2000
                                                   -------------   -------------
SMALL CAP GROWTH STOCK DIVISION
   Beginning of Period                                   $.881      $1.000
   End of Period                                         $.844      $ .881
  Number of Units
   Outstanding, End of Period                          508,234      44,471



T. ROWE PRICE SMALL CAP VALUE DIVISION
   Beginning of Period*                                 $1.000        --
   End of Period                                        $1.016        --
  Number of Units
   Outstanding, End of Period                           23,123        --


AGGRESSIVE GROWTH STOCK DIVISION
   Beginning of Period                                   $.919      $1.000
   End of Period                                         $.733      $ .919
  Number of Units
   Outstanding, End of Period                          582,814     134,209


INTERNATIONAL GROWTH DIVISION
   Beginning of Period*                                 $1.000        --
   End of Period                                        $ .905        --
  Number of Units
   Outstanding, End of Period                          129,627        --


FRANKLIN TEMPLETON INTERNATIONAL EQUITY
  DIVISION
   Beginning of Period                                  $.977      $1.000
   End of Period                                        $.837      $ .977
  Number of Units
   Outstanding, End of Period                         699,351     142,161


INDEX 400 STOCK DIVISION
   Beginning of Period                                 $1.066      $1.000
   End of Period                                       $1.055      $1.066
  Number of Units
   Outstanding, End of Period                         360,121      17,221


GROWTH STOCK DIVISION
   Beginning of Period                                  $.935      $1.000
   End of Period                                        $.800      $ .935
  Number of Units
   Outstanding, End of Period                         609,167     228,325


J.P. MORGAN SELECT GROWTH AND INCOME
  STOCK DIVISION
   Beginning of Period                                  $.942      $1.000
   End of Period                                        $.866      $ .942
  Number of Units
   Outstanding, End of Period                         578,090     239,033

CAPITAL GUARDIAN DOMESTIC EQUITY DIVISION
   Beginning of Period*                                $1.000        --
   End of Period                                       $ .977        --
  Number of Units
   Outstanding, End of Period                         210,255        --


INDEX 500 STOCK DIVISION
   Beginning of Period                                  $.914      $1.000
   End of Period                                        $.803      $ .914
  Number of Units
   Outstanding, End of Period                         501,362     133,657


ASSET ALLOCATION DIVISION
   Beginning of Period*                                $1.000        --
   End of Period                                       $0.978        --
  Number of Units
   Outstanding, End of Period                               0        --


BALANCED DIVISION
   Beginning of Period                                  $.980      $1.000
   End of Period                                        $.946      $ .980
  Number of Units
   Outstanding, End of Period                         410,322     299,602

HIGH YIELD BOND DIVISION
   Beginning of Period                                 $ .964      $1.000
   End of Period                                       $1.008      $ .964
  Number of Units
   Outstanding, End of Period                         150,335       7,262


SELECT BOND DIVISION
   Beginning of Period                                 $1.068      $1.000
   End of Period                                       $1.175      $1.068
  Number of Units
   Outstanding, End of Period                         498,750       9,785

MONEY MARKET DIVISION
   Beginning of Period                                 $1.031      $1.000
   End of Period                                       $1.068      $1.031
  Number of Units
   Outstanding, End of Period                          79,173        --

* THE INITIAL INVESTMENTS IN THE T. ROWE PRICE SMALL CAP GROWTH STOCK DIVISION, INTERNATIONAL GROWTH DIVISION, CAPITAL GUARDIAN DOMESTIC EQUITY DIVISION, AND ASSET ALLOCATION DIVISION WERE MADE ON JULY 31, 2001.


RUSSELL INSURANCE FUNDS

                                                    FOR THE YEAR   FOR THE SIX
                                                        ENDED      MONTHS ENDED
                                                    DEC. 31, 2001  DEC. 31, 2000
                                                    -------------  -------------
MULTI-STYLE EQUITY DIVISION
   Beginning of Period                                  $.916      $1.000
   End of Period                                        $.783      $ .916
  Number of Units
   Outstanding, End of Period                         614,325      44,338


AGGRESSIVE EQUITY DIVISION
   Beginning of Period                                  $.959      $1.000
   End of Period                                        $.933      $ .959
  Number of Units
   Outstanding, End of Period                         181,470      14,570


NON-U.S. DIVISION
   Beginning of Period                                  $.896      $1.000
   End of Period                                        $.696      $ .896
  Number of Units
   Outstanding, End of Period                         334,172      84,247

REAL ESTATE DIVISION
   Beginning of Period                                 $1.135      $1.000
   End of Period                                       $1.220      $1.135
  Number of Units
   Outstanding, End of Period                         357,585       6,152

CORE BOND  DIVISION
   Beginning of Period                                 $1.059      $1.000
   End of Period                                       $1.133      $1.059
  Number of Units
   Outstanding, End of Period                         487,772      31,910

THE COMPANY


The Northwestern Mutual Life Insurance Company was organized by a special act of the Wisconsin Legislature in 1857. It is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The total assets of Northwestern Mutual exceed $98 billion.

Northwestern Mutual sells life and disability income insurance policies and annuity contracts through its own field force of approximately 6,000 full time financial representatives. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.


"We" in this prospectus means Northwestern Mutual.

NML VARIABLE ANNUITY ACCOUNT B

We established the Account on February 14, 1968 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The Account has twenty Divisions. The money you invest to provide variable benefits under your Contract is placed in one or more of the Divisions as you direct.

Under Wisconsin law, the investment operations of the Account are kept separate from our other operations. The values for your Contract will not be affected by income, gains or losses for the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Account for your Contract will determine the value of your Contract benefits and will not affect the rest of our business. The assets in the Account are reserved for you and other Contract owners, although the assets belong to us and we do not hold the assets as a trustee. We and our creditors cannot reach those assets to satisfy other obligations until our obligations under your Contract have been satisfied. But all of our assets (except those we hold in some other separate accounts) are available to satisfy our obligations under your Contract.

THE FUNDS

Northwestern Mutual Series Fund, Inc. is a mutual fund of the series type registered under the Investment Company Act of 1940 as an open-end diversified management investment company. The Account buys shares of each Portfolio at their net asset value without any sales charge.


The investment adviser for the Fund is Mason Street Advisors, LLC ("MSA"), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Fund. For providing investment advisory and other services and bearing Fund expenses, the Fund pays MSA a fee at an annual rate which ranges from .20% of the aggregate average daily net assets of the Index 500 Stock Portfolio to a maximum of .85% for the T. Rowe Price Small Cap Value Portfolio. Other expenses borne by the Portfolios range from .00% for the Aggressive Growth Stock, Select Bond, Money Market and Balanced Portfolios to .51% for the T. Rowe Price Small Cap Value Portfolio. We provide the people and facilities MSA uses in performing its investment advisory functions and we are a party to the investment advisory agreement. MSA has retained J.P. Morgan Investment Management, Inc., Templeton Investment Counsel, LLC, Capital Guardian Trust Company and T. Rowe Price Associates, Inc. under investment sub-advisory agreements to provide investment advice to the J.P. Morgan Select Growth and Income Stock Portfolio, the Franklin Templeton International Equity Portfolio, the Capital Guardian Domestic Equity Portfolio and the T. Rowe Price Small Cap Value Portfolio.


The investment objectives and types of investments for each of the fifteen Portfolios of the Fund are set forth below. There can be no assurance that the Portfolios will realize their objectives.

SMALL CAP GROWTH STOCK PORTFOLIO. The investment objective of the Small Cap Growth Stock Portfolio is long-term growth of capital. The Portfolio will seek to achieve this objective primarily by investing in the common stocks of companies which can reasonably be expected to increase sales and earnings at a pace which will exceed the growth rate of the U.S. economy over an extended period.

T. ROWE PRICE SMALL CAP VALUE PORTFOLIO. The investment objective of the T. Rowe Price Small Cap Value Portfolio is long-term growth of capital. The Portfolio seeks to achieve this objective by investing primarily in small companies whose common stocks are believed to be undervalued.

AGGRESSIVE GROWTH STOCK PORTFOLIO. The investment objective of the Aggressive Growth Stock Portfolio is to achieve long-term appreciation of capital primarily by investing in the common stocks of companies which can reasonably be expected to increase their sales and earnings at a pace which will exceed the growth rate of the nation's economy over an extended period.

INTERNATIONAL GROWTH PORTFOLIO. The investment objective of the International Growth Portfolio is long-term capital appreciation. Normally, the Portfolio invests at least 80% of its assets in non-U.S. securities. In addition to common stocks, the Portfolio may invest in preferred stocks, convertible bonds, warrants and money market instruments.

FRANKLIN TEMPLETON INTERNATIONAL EQUITY PORTFOLIO. The investment objective of the Franklin Templeton International Equity Portfolio is long-term capital growth. It pursues its objective through a flexible policy of investing in stocks and debt securities of companies and governments outside the United States.

INDEX 400 STOCK PORTFOLIO. The investment objective of the Index 400 Stock Portfolio is to achieve investment results that approximate the performance of the Standard & Poor's MidCap 400 Index ("S&P 400 Index"). The Portfolio will attempt to meet this objective by investing in stocks included in the S&P 400 Index.

GROWTH STOCK PORTFOLIO. The investment objective of the Growth Stock Portfolio is long-term growth of capital; current income is secondary. The Portfolio will seek to achieve this objective by selecting investments in companies which have above average earnings growth potential.

J.P. MORGAN SELECT GROWTH AND INCOME STOCK PORTFOLIO. The investment objective of the J.P. Morgan Select Growth and Income Stock Portfolio is long-term growth of capital and income. Ordinarily the Portfolio pursues its investment objectives by investing primarily in dividend-paying common stock.

CAPITAL GUARDIAN DOMESTIC EQUITY PORTFOLIO. The investment objective of the Capital Guardian Domestic Equity Portfolio is long-term growth of capital and income. The Portfolio seeks to achieve this objective by investing primarily in the stocks of larger American companies.

INDEX 500 STOCK PORTFOLIO. The investment objective of the Index 500 Stock Portfolio is to achieve investment results that approximate the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Portfolio will attempt to meet this objective by investing in stocks included in the S&P 500 Index. Stocks are generally more volatile than debt securities and involve greater investment risks.

ASSET ALLOCATION PORTFOLIO. The investment objective of the Asset Allocation Portfolio is to realize as high a level of total return, including current income and capital appreciation, as is consistent with reasonable investment risk. The Portfolio will follow a flexible policy for allocating assets among common stocks, bonds and cash. Stocks may include foreign stocks and bonds may include non-investment grade obligations.

BALANCED PORTFOLIO. The investment objective of the Balanced Portfolio is to realize as high a level of long-term total rate of return as is consistent with prudent investment risk. The Balanced Portfolio will invest in common stocks and other equity securities, bonds and money market instruments. Investment in the Balanced Portfolio necessarily involves the risks inherent in stocks and debt securities of varying maturities, including the risk that the Portfolio may invest too much or too little of its assets in each type of security at any particular time.

HIGH YIELD BOND PORTFOLIO. The investment objective of the High Yield Bond Portfolio is to achieve high current income and capital appreciation by investing primarily in fixed income securities that are rated below investment grade by the major rating agencies.

SELECT BOND PORTFOLIO. The primary investment objective of the Select Bond Portfolio is to provide as high a level of long-term total rate of return as is consistent with prudent investment risk. A secondary objective is to seek preservation of shareholders' capital. The Select Bond Portfolio will invest primarily in debt securities. The value of debt securities will tend to rise and fall inversely with the rise and fall of interest rates.

MONEY MARKET PORTFOLIO. The investment objective of the Money Market Portfolio is to realize maximum current income consistent with liquidity and stability of capital. The Money Market Portfolio will invest in money market instruments and other debt securities with maturities generally not exceeding one year. The return produced by these securities will reflect fluctuations in short-term interest rates.

RUSSELL INSURANCE FUNDS

The Russell Insurance Funds also comprise a mutual fund of the series type registered under the Investment Company Act of 1940 as an open-end diversified management investment company. The Account buys shares of each of the Russell Insurance Funds at their net asset value without any sales charge.

The assets of each of the Russell Insurance Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company ("Russell"), and an affiliate of Russell, Frank Russell Investment Management Company ("FRIMCo"). FRIMCo also advises, operates and administers the Russell Insurance Funds. Russell is our majority-owned subsidiary.

The investment objectives and types of investments for each of the five Russell Insurance Funds are set forth below. There can be no assurance that the Funds will realize their objectives.

MULTI-STYLE EQUITY FUND. The investment objective of the Multi-Style Equity Fund is to provide income and capital growth by investing principally in equity securities. The Multi-Style Equity Fund invests primarily in common stocks of medium and large capitalization companies. These companies are predominately US-based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

AGGRESSIVE EQUITY FUND. The investment objective of the Aggressive Equity Fund is to provide capital appreciation by assuming a higher level of volatility than is ordinarily expected from Multi-Style Equity Fund by investing in equity securities. The Aggressive Equity Fund invests primarily in common stocks of small and medium capitalization companies. These companies are predominately US-based, although the Fund may invest in non-US firms from time to time.

NON-U.S. FUND. The investment objective of the Non-U.S. Fund is to provide favorable total return and additional diversification for US investors by investing primarily in equity and fixed-income securities of non-US companies, and securities issued by non-US governments. The Non-U.S. Fund invests primarily in equity securities issued by companies domiciled outside the United States and in depository receipts, which represent ownership of securities of non-US companies.

REAL ESTATE SECURITIES FUND. The investment objective of the Real Estate Securities Fund is to generate a high level of total return through above average current income, while maintaining the potential for capital appreciation. The Fund seeks to achieve its objective by concentrating its investments in equity securities of issuers whose value is derived primarily from development, management and market pricing of underlying real estate properties.

CORE BOND FUND. The investment objective of the Core Bond Fund is to maximize total return, through capital appreciation and income, by assuming a level of volatility consistent with the broad fixed-income market, by investing in fixed-income securities. The Core Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government, or to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar-denominated. From time to time the Fund may invest in municipal debt obligations.

FOR MORE INFORMATION REGARDING THE MUTUAL FUNDS, INCLUDING INFORMATION ABOUT THEIR INVESTMENT OBJECTIVES AND EXPENSES, SEE THE PROSPECTUSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC. AND RUSSELL INSURANCE FUNDS ATTACHED TO THIS PROSPECTUS. YOU SHOULD READ THE MUTUAL FUND PROSPECTUSES CAREFULLY BEFORE YOU INVEST IN THE CONTRACTS.

THE CONTRACT

PURCHASE PAYMENTS UNDER THE CONTRACT

AMOUNT AND FREQUENCY A purchase payment is the money you give us to pay for your Contract. You may make purchase payments monthly, quarterly, semiannually, annually or on any other frequency acceptable to us.

The minimum initial purchase payment is $50,000. The minimum amount for each subsequent purchase payment is $25. Minimum amounts for payments by preauthorized check depend on payment frequency. We will accept larger purchase payments than due, or payments at other times, but total purchase payments under any Contract may not exceed $5,000,000 without our consent.

Purchase payments may not exceed the applicable federal income tax limits. (See "Federal Income Taxes", p. 14.)

APPLICATION OF PURCHASE PAYMENTS We credit your purchase payments, less any premium taxes for which we make a deduction, to the Account and allocate them to one or more Divisions as you direct. We then invest those assets in shares of the Portfolio or Fund which corresponds to that Division.

We apply purchase payments to provide "Accumulation Units" in one or more Divisions. Accumulation Units represent your interest in the Account. The number of Accumulation Units you receive for each purchase payment is determined by dividing the amount of the purchase payment to be allocated to a Division by the value of an Accumulation Unit in that Division, based upon the next valuation of the assets of the Division we make after we receive your purchase payment at our Home Office. We will also accept your purchase payment if you send it to a lockbox facility we have designated. We value assets as of the close of trading on the New York Stock Exchange for each day the Exchange is open, and at any other time required by the Investment Company Act of 1940.

The number of your Accumulation Units will be increased by additional purchase payments or transfers into the Account and decreased by withdrawals or transfers out of the Account. The investment experience of the Account does not change the number (as distinguished from the value) of your Accumulation Units.

The value of an Accumulation Unit in each Division varies with the investment experience of the Division (which in turn is determined by the investment experience of the corresponding Portfolio or Fund). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division. The net investment factor takes into account the investment experience of the Portfolio or Fund, the deduction for mortality and expense risks we have assumed and a deduction for any applicable taxes or for any expenses resulting from a substitution of securities. (See "Net Investment Factor", below.) Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made.

You may direct all or part of a purchase payment to the Guaranteed Interest Fund. Amounts you direct to the Guaranteed Interest Fund will be invested on a fixed basis. See "The Guaranteed Interest Fund", p. 14.

NET INVESTMENT FACTOR

For each Division the net investment factor for any period ending on a valuation date is 1.000000 plus the net investment rate for the Division for that period. Under the Contract the net investment rate is related to the assets of the Division. However, since all amounts are simultaneously invested in shares of the corresponding Portfolio or Fund when allocated to the Division, calculation of the net investment rate for each of the Divisions may also be based upon the change in value of a single share of the corresponding Portfolio or Fund.

Thus, for example, in the case of the Balanced Division the net investment rate is equal to (a) the change in the net asset value of a Balanced Portfolio share for the period from the immediately preceding valuation date up to and including the current valuation date, plus the per share amount of any dividends and other distributions made by the Balanced Portfolio during the valuation period, less a deduction for any applicable taxes or for any expenses resulting from a substitution of securities, (b) divided by the net asset value of a Balanced Portfolio share on the valuation date immediately preceding the current valuation date, (c) less an adjustment to provide for the deduction for mortality rate and expense risks that we have assumed. (See "Deductions", p. 17.)

The Portfolios and Funds will distribute investment income and realized capital gains to the Account Divisions. We will reinvest those distributions in additional shares of the same Portfolio or Fund. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Account.

BENEFITS PROVIDED UNDER THE CONTRACT

The benefits provided under the Contract consist of a withdrawal amount, a death benefit and a maturity benefit. Subject to the restrictions noted below, we will pay all of these benefits in a lump sum or under the payment plans described below.

WITHDRAWAL AMOUNT On or prior to the maturity date you are entitled to withdraw the Accumulation Units credited to your Contract and receive the value thereof. The value, which may be either greater or less than the amount you paid is based on the Accumulation Unit value next determined after we receive your written request for withdrawal on a form we provide. The forms are available from our Home Office and our agents. You may withdraw a portion of the Accumulation Units on the same basis, except that we will not grant a partial withdrawal which would result in a Contract value of less than $2000 remaining; we will treat a request for such a partial withdrawal as a request to surrender the entire Contract. Amounts distributed to you upon withdrawal of all or a portion of Accumulation Units may be subject to federal income tax. (See "Federal Income Taxes", p. 14.) A penalty tax will apply to premature payments of Contract benefits. A penalty tax of 10% of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals. Payments which are exempt from the penalty tax include payments upon disability, after age 59-1/2, for certain large medical expenses and for reimbursement of certain health insurance premiums and certain substantially equal periodic payments for life. Required minimum distributions must be taken from your IRA, after you attain age 70 1/2 or, in certain cases, retire. (See "Minimum Distribution Requirements", p. 16).

If annuity payments are being made under Payment Plan 1 the payee may surrender the Contract and receive the value of the Annuity Units credited to his Contract. Upon death during the certain period of the payee under Plan 2 or both payees under Plan 3, the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See "Description of Payment Plans", p. 11.)

DEATH BENEFIT

1. Amount of the Death Benefit. If the Annuitant dies before the maturity date, the death benefit will not be less than the Contract value next determined after we receive proof of death at our Home Office. If the Primary Annuitant dies before his or her 75th birthday, the death benefit, where permitted by state law, will not be less than the amount of purchase payments we received, less withdrawals. There is no death benefit after annuity payments begin. See "Maturity Benefit" and "Variable Payment Plans" below.

An enhanced death benefit is available at extra cost. Prior to the first Contract anniversary the enhanced death benefit is equal to the total purchase payments received less any amounts withdrawn. On any Contract anniversary prior to the Primary Annuitants 80th birthday, the enhanced death benefit is the Contract value on that date, but not less than what the enhanced death benefit was on the last preceding valuation date. On any other valuation date before the Primary Annuitant's 80th birthday, the enhanced death benefit will be the amount determined on the most recent Contract anniversary, plus purchase payments we receive thereafter, less withdrawals. On any valuation date on or after the Primary Annuitant's 80th birthday the enhanced death benefit will be the enhanced death benefit on the Contract anniversary immediately prior to the Primary Annuitant's 80th birthday increased by purchase payments we received and decreased by any amounts withdrawn after that Contract anniversary. We deduct the extra cost for the enhanced death benefit from the Contract value on each Contract anniversary while the enhanced death benefit is in effect. See "Enhanced Death Benefit Charge", p. 17. The enhanced death benefit is available for issue ages up to 65 and must be elected when the Contract is issued. The enhanced death benefit will remain in effect until the maturity date or the death of the Primary Annuitant or you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.

2.  Distribution of the Death Benefit.

Owner is the Annuitant. If the Owner is the Annuitant and the Owner dies before the maturity date, the beneficiary becomes entitled to the death benefit. The beneficiary may elect to receive the death benefit in a lump sum or under a variable payment plan. The beneficiary automatically becomes the new Owner and Annuitant and the Contract continues in force. The beneficiary must take distributions from the Contract pursuant to the applicable minimum distribution requirements discussed on page 16.

Owner is not the Annuitant. If the Owner is not the Annuitant and the Annuitant dies before the maturity date, the Contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force. If no Contingent Annuitant is named within 60 days after we receive proof of death of the Annuitant, we pay the death benefit to the Owner.

Adjustment of Contract Value. On the date when the death benefit becomes payable, if the Contract continues in force we will set the Contract value at an amount equal to the death benefit. If this results in an addition to the Contract Value, we will place the additional amount in the Money Market Division and you may transfer it to the Divisions you choose. See "Transfers Between Divisions and Payment Plans", p. 12.

MATURITY BENEFIT Purchase payments under the Contract are payable until the maturity date specified in the Contract. You may select any date up to age 90 as the maturity date, subject to applicable tax and state law requirements, including the minimum distribution requirements (See "Minimum Distribution Requirements", p. 16). On the maturity date, if you have not elected any other permissible payment plan, we will change the maturity date to the Contract anniversary nearest the Annuitant's 90th birthday. On that date, if you have not elected any other permissible payment plan, we will pay the value of the Contract in monthly payments for life under a variable payment plan with payments certain for ten years.

VARIABLE PAYMENT PLANS

We will pay part or all of the benefits under a Contract under a variable payment plan you select. The payment plan starts on the maturity date. See "Maturity Benefit", above. Under a variable plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month.

For a discussion of tax considerations and limitations regarding the election of payment plans, see "Federal Income Taxes", p. 14.

DESCRIPTION OF PAYMENT PLANS The following payment plans are available:

1. Payments for a Certain Period. An annuity payable monthly for a specified period of up to 30 years. If you select a payment plan which begins during the first five Contract years the minimum specified period is 10 years. If you select a payment plan which begins during the sixth Contract year or thereafter the minimum specified period is 5 years.

2. Life Annuity with or without Certain Period. An annuity payable monthly until the payee's death, or until the expiration of a selected certain period, whichever is later. After the payee's death during the certain period, if any, we will make payments as they come due to the designated contingent beneficiary. You may select a certain period of either 10 or 20 years, or you may choose a plan with no certain period.

3. Joint and Survivor Life Annuity with Certain Period. An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

We may limit the election of a payment plan to one that results in an initial payment of at least $50. A payment plan will continue even if payments fall to less than $50 after the payment plan begins.

From time to time we may establish payment plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other payment plans, with provisions and rates we publish for those plans.

AMOUNT OF ANNUITY PAYMENTS We will determine the amount of the first annuity payment on the basis of the particular payment plan you select, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age and sex. (A Contract with annuity payment rates that are not based on sex is also available.) We will calculate the amount of the first annuity payment on a basis that takes into account the length of time over which we expect annuity payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the payment plan involves life contingencies. The first payment will be lower if the payment plan includes a longer certain period. Variable annuity payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the interest of the Contract in each Division of the Account after annuity payments begin.

ASSUMED INVESTMENT RATE The variable annuity rate tables for the Contract are based upon an Assumed Investment Rate of 3 1/2%. Variable annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law.

The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular payment plan, the amount of annuity payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of annuity payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of annuity payments would decrease.

A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

ADDITIONAL INFORMATION

TRANSFERS BETWEEN DIVISIONS AND PAYMENT PLANS You may change the allocation of purchase payments among the Divisions and transfer values from one Division to another both before and after annuity payments begin. In order to take full advantage of these features, you should carefully consider, on a continuing basis, which Division or apportionment is best suited to your long-term investment needs.

You may at any time change the allocation of purchase payments among the Divisions by written notice to us. Purchase payments we receive at our Home Office on and after the date on which we receive notice will be applied to provide Accumulation Units in one or more Divisions on the basis of the new allocation.

Before the effective date of a payment plan you may, upon written request, transfer Accumulation Units from one Division to another. After the effective date of a payment plan the payee may transfer Annuity Units from one Division to another. We will adjust the number of Accumulation or Annuity Units to be credited to reflect the respective value of the Accumulation and Annuity Units in each of the Divisions. For Accumulation Units the minimum amount which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. For each transfer beginning with the thirteenth in any Contract year, we may deduct a transfer fee of $25 from the amount transferred. We currently make no charge for transfers.


If you contemplate the transfer of funds from one Division to another, you should consider the risk inherent in a switch from one investment medium to another. In general, frequent transfers based on short-term expectations for the stock and bond markets, especially transfers of large sums, will tend to accentuate the danger that a transfer will be made at an inopportune time. Frequent transfers, or transfers that are large in relation to the assets of the Portfolio or Fund in which a Division invests, may also be disruptive and may disadvantage other investors. We reserve the right to limit the frequency or amount of transfers.


You may transfer amounts which you have invested on a fixed basis to any Division of the Account, and you may transfer the value of Accumulation Units in any Division of the Account to the Guaranteed Interest Fund for investment on a fixed basis, subject to the restrictions described in the Contract. See "The Guaranteed Interest Fund", p. 14.

After the effective date of a payment plan which does not involve a life contingency (i.e., Plan 1) a payee may transfer to either form of life annuity at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first annuity payment under the new plan on the basis of the particular plan selected, the annuity payment rate and the Annuitant's adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited.

We permit other transfers between payment plans subject to such limitations as we may reasonably determine. Generally, however, we do not permit transfer from a payment plan involving a life contingency to a payment plan which does not involve the same life contingency. You may make transfers from the Money Market Division at any time while a payment plan is in force. The Contract provides that transfers between the other Divisions and transfers between payment plans may be made after the payment plan has been in force for at least 90 days and thereafter whenever at least 90 days have elapsed since the date of the last transfer. At present we permit transfers at any time but we reserve the right to change this practice in the future. We will make the transfer as of the close of business on the valuation date coincident with or next following the date on which we receive the request for transfer at our Home Office, or at a later date if you request.

OWNERS OF THE CONTRACT The Owner of the Contract has the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. The Owner is ordinarily the Annuitant, but may be an employer or other entity. The Annuitant is the person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Annuitant. In this prospectus, "you" means the Owner or a prospective purchaser of the Contract.

DEFERMENT OF BENEFIT PAYMENTS We reserve the right to defer determination of the withdrawal value of the Contract, or the payment of benefits under a variable payment plan, until after the end of any period during which the right to redeem shares of either of the mutual funds is suspended, or payment of the redemption value is postponed, pursuant to the provisions of the Investment Company Act of 1940 because: (a) the New York Stock Exchange is closed, except for routine closings on holidays or weekends; (b) the Securities and Exchange Commission has determined that trading on the New York Stock Exchange is restricted; (c) the Securities and Exchange Commission permits suspension or postponement and so orders; (d) an emergency exists, as defined by the Securities and Exchange Commission, so that valuation of the assets of the funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the Act.

DIVIDENDS The Contract shares in our divisible surplus, to the extent we determine annually, except while payments are being made under a variable payment plan. Distributions of divisible surplus are commonly referred to as "dividends". Any contributions to our divisible surplus would result from more favorable expense experience than we have assumed in determining the deductions. We do not expect the Contract to make a significant contribution to our divisible surplus and we do not expect to pay dividends on the Contract.

VOTING RIGHTS As long as the Account continues to be registered as a unit investment trust under the Investment Company Act of 1940, and Account assets are invested in shares of the Portfolio or the Funds, we will vote the shares held in the Account in accordance with instructions we receive from the Owners of Accumulation Units or payees receiving payments under variable payment plans. Each Owner or payee will receive periodic reports relating to both of the mutual funds, proxy material and a form with which to give instructions with respect to the proportion of shares of each Portfolio or Fund held in the Account corresponding to the Accumulation Units credited to his Contract, or the number of shares of each Portfolio or Fund held in the Account representing the actuarial liability under the variable annuity payment plan, as the case may be. The number of shares will increase from year to year as additional purchase payments are paid by the Contract Owner; after a variable annuity payment plan is in effect the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received in the same proportion as the shares as for which instructions have been received.

SUBSTITUTION AND CHANGE We may take any of the following actions, so long as we comply with all of the requirements of the securities and insurance laws that may apply. A vote of Contract owners, or of those who have an interest in one or more of the Divisions of the Account, may be required. Approval by the Securities and Exchange Commission or another regulatory authority may be required. In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

1. We may invest the assets of a Division in securities of another mutual fund or another issuer, instead of the Portfolio or Fund in which you have invested, as a substitute for the shares you already have or as the securities to be purchased in the future.

2. We may operate the Account or a Division as a mutual fund itself, instead of investing its assets in a mutual fund, if our Board of Trustees decides that this would be in the best interest of our Contract owners.

3. We may deregister the Account under the Investment Company Act of 1940 if registration is no longer required.

4. We may change the provisions of the Contract to comply with federal or state laws that apply, including changes to comply with federal tax laws in order to assure that your Contract qualifies for tax benefits relating to retirement annuity or variable annuity contracts.

FIXED ANNUITY PAYMENT PLANS We will also pay Contract benefits under fixed annuity payment plans which are not described in this Prospectus. If you select a fixed annuity, we will cancel the Accumulation Units credited to your Deferred Contract, we will transfer the withdrawal value of the Contract to our general account, and you will no longer have any interest in the Account.

PERFORMANCE DATA We may publish advertisements containing performance data for the Divisions of the Account from time to time. These performance data may include both standardized and non-standardized total return figures, although standardized figures will always accompany non-standardized figures.

Standardized performance data will consist of quarterly return quotations, which will always include quotations for recent periods of one, five and ten years or, if less, the entire life of a Division. These quotations will be the average annual rates of return based on the minimum $50,000 initial purchase payment. The standardized performance data will reflect all applicable charges.

Non-standardized performance data may also not reflect the annual Contract fee of $30, since the impact of the fee varies by Contract size. The non-standardized data may also be for other time periods.

We will base all of the performance data on actual historical investment results for the Portfolios or Funds, including all expenses they bear. The data are not intended to indicate future performance. We may construct some of the data hypothetically to reflect expense factors for the Contracts we currently offer.

We have included additional information about the performance data in the Statement of Additional Information.

FINANCIAL STATEMENTS Financial statements of the Account and financial statements of Northwestern Mutual appear in the Statement of Additional Information.

THE GUARANTEED INTEREST FUND

You may direct all or part of your purchase payments to the Guaranteed Interest Fund for investment on a fixed basis. You may transfer amounts previously invested in the Account Divisions to the Guaranteed Interest Fund, prior to the maturity date, and you may transfer amounts in the Guaranteed Interest Fund to the Account Divisions. In each case, these transfers are subject to the restrictions described in the Contract.

Amounts you invest in the Guaranteed Interest Fund become part of our general assets. In reliance on certain exemptive and exclusionary provisions, we have not registered interests in the Guaranteed Interest Fund under the Securities Act of 1933 and we have not registered the Guaranteed Interest Fund as an investment company under the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Fund nor any interests therein are generally subject to these Acts. We have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Fund. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Amounts you invest in the Guaranteed Interest Fund earn interest at rates we declare from time to time. We will guarantee the interest rate for each amount for at least one year. The interest rate will be at an annual effective rate of at least 3%. At the expiration of the period for which we guarantee the interest rate, we will declare a new interest rate. We credit interest and compound it daily. We determine the effective date for a transaction involving the Guaranteed Interest Fund in the same manner as the effective date for a transaction involving a Division of the Account.

Investments in the Guaranteed Interest Fund are subject to a maximum limit of $1,000,000 ($250,000 in New York) without our prior consent. To the extent that a purchase payment or transfer from a Division of the Account causes the Contract's interest in the Guaranteed Interest Fund to exceed this maximum limit, we will place the amount of the excess in the Money Market Division and it will remain there until you instruct us otherwise.

Transfers from the Guaranteed Interest Fund to the Account Divisions are subject to limits. After a transfer from the Guaranteed Interest Fund, we will allow no further transfers from the Guaranteed Interest Fund for a period of 365 days; in addition, we will allow no further transfers back into the Guaranteed Interest Fund for a period of 90 days. The maximum amount that you may transfer from the Guaranteed Interest Fund in one transfer is the greater of (1) 25% of the amount that you had invested in the Guaranteed Interest Fund as of the last Contract anniversary preceding the transfer and (2) the amount of your most recent transfer from the Guaranteed Interest Fund. But in no event will this maximum transfer amount be less than $1,000 or more than $50,000. (The $50,000 limit does not apply in New York.)

The deduction for mortality rate and expense risks, as described below, is not assessed against amounts in the Guaranteed Interest Fund, and amounts in the Guaranteed Interest Fund do not bear any expenses of either of the mutual funds. Other charges under the Contract apply for amounts in the Guaranteed Interest Fund as they are described in this prospectus for amounts you invest on a variable basis. See "Deductions", p. 17. For purposes of allocating and deducting the annual Contract fee, we consider any investment in the Guaranteed Interest Fund as though it were an investment of the same amount in one of the Account Divisions.

FEDERAL INCOME TAXES

QUALIFIED AND NONTAX-QUALIFIED PLANS

We offer the Contract for use under the tax-qualified plans (i.e., contributions are generally not taxable) identified below:

1. Individual retirement annuities pursuant to the provisions of Section 408 of the Code, including a traditional IRA established under Section 408(b).

2.   Roth IRAs pursuant to the provisions of Section 408A of the Code.

We also offer the Contract for use in non tax-qualified situations (i.e., contributions are taxable).

CONTRIBUTION LIMITATIONS AND GENERAL REQUIREMENTS APPLICABLE TO CONTRACT


The Economic Growth and Tax Relief Reconciliation Act of 2001, enacted on June 7, 2001, made substantial changes to the contribution limits and withdrawal and portability restrictions of tax qualified plans. These changes are reflected below. Although the Act generally became effective on January 1, 2002, many provisions are phased in over a ten-year period. Also all of these changes are sunsetted or repealed in 2011, unless extended or made permanent. It is generally believed that most of the changes relating to tax qualified plans will be made permanent.

TRADITIONAL IRA If an individual has earned income, the individual and the individual's spouse are each permitted to make a maximum contribution of $3,000 for years 2002 through 2004 to an IRA or IRAs for their benefit. The amount increases to $4,000 for years 2005 through 2007 and $5,000 in 2008 and is indexed thereafter. The contribution limit is reduced by contributions to any Roth IRAs of the Owner. A catch up contribution of $500 for years 2002 through 2005 and $1,000 thereafter is allowed for owners who are age 50 or older. Contributions cannot be made after age 70 1/2. Annual contributions are generally deductible unless the Owner or the Owner's spouse is an "active participant" in a plan in another qualified plan during the taxable year. If the Owner is an "active participant" in a plan, the deduction phases out at an adjusted gross income ("AGI") of between $32,000 - $42,000 (indexed through 2005) for single filers and between $52,000 - $62,000 (indexed through 2007) for married individuals filing jointly. If the Owner is not an "active participant" in a plan but the Owner's spouse is, the Owner's deduction phases out at an AGI of between $150,000 - $160,000.

The Owner may also make tax free rollover and direct transfer contributions to an IRA from the Owner's other IRAs or contracts purchased under tax qualified plans. The surviving spouse can also roll over the deceased Owner's IRA, tax deferred annuity or qualified plan to the spouse's own IRA or any other plan in which the spouse participates that accepts rollovers.


An IRA is nonforfeitable and generally cannot be transferred.


ROTH IRA If an individual has earned income, the individual and the individual's spouse are each permitted to make a maximum contribution of $3,000 for years 2002 through 2004 to a Roth IRA or IRAs for their benefit. This amount is increased to $4,000 for years 2005 through 2007, $5,000 for 2008 and is indexed thereafter. The contribution limit is reduced by contributions to any traditional IRAs of the Owner. Beginning in 2002, a catch up contribution of $500 for years 2002 through 2005 and $1,000 for each year thereafter is allowed for Owners who are age 50 or older. The maximum contribution is phased out at an adjusted gross income ("AGI") of between $95,000 and $110,000 for single filers, between $150,000 and $160,000 for married individuals filing jointly and between $0 and $10,000 for married individuals filing separately. Regular contributions to a Roth IRA are not deductible.


An IRA, SEP or SIMPLE IRA (after two years of participation in a SIMPLE IRA plan) may be rolled over or converted to a Roth IRA if the Owner has an AGI of $100,000 or less for the year (not including the rollover amount) and is not married filing a separate tax return. A rollover to a Roth IRA is fully taxable but is not subject to a 10% premature withdrawal penalty.

NONTAX-QUALIFIED CONTRACT There are no limitations on who can purchase a nontax-qualified annuity or the amount that can be contributed to the Contract. Contributions to nontax-qualified Contracts are not deductible. For the Contract to qualify as a nontax- qualified annuity, the Contract death proceeds must be distributed to any nonspouse beneficiary either within five years of the Owner's death or as substantially periodic payments over the beneficiary's life or life expectancy commencing within one year of the Owner's death. The surviving spouse is entitled to continue deferral under the Contract.

TAXATION OF CONTRACT BENEFITS

For Contracts held by individuals, no tax is payable as a result of any increase in the value of a Contract. Except for qualified distributions from Roth IRAs, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the Code.

IRAS As a general rule, benefits received as annuity payments or upon death or withdrawal from these contracts will be taxable as ordinary income when received.

Where nondeductible contributions are made to individual retirement annuities, the Owner may exclude from income that portion of each benefit payment which represents a return of the Owner's "investment in the contract" as defined in
Section 72 until the entire "investment in the contract" is recovered. Benefits paid in a form other than an annuity will be taxed as ordinary income when received except for that portion of the payment which represents a return of the employee's "investment in the contract." After the Owner attains age 70 1/2, a 50% penalty may be imposed on payments made from individual retirement annuities to the extent the payments are less than certain required minimum amounts. (See "Minimum Distribution Requirements", p. 16). With certain limited exceptions benefits from individual retirement annuities Contracts are subject to the tax-free roll-over provisions of the Code.

A loan transaction, using a Contract purchased under a tax-qualified plan as collateral, will generally have adverse tax consequences. For example, such a transaction destroys the tax status of the individual retirement annuity and results in taxable income equal to the Contract value.

ROTH IRAS Qualified distributions from a Roth IRA are not taxable. A qualified distribution is a distribution (1) made at least 5 years after the issuance of the Owner's first Roth IRA, and (2) made after the Owner has attained age 59 1/2, made to a beneficiary after the Owner's death, attributable to the Owner being disabled, or used to pay acquisition expenses of a qualified first time home purchase. A nonqualified distribution is taxable as ordinary income only to the extent it exceeds the "investment in the contract" as defined in Section 72. Distributions are not required to be made from a Roth IRA before the Owner's death.

A withdrawal from a Roth IRA of part or all of an IRA rollover contribution within 5 years of the rollover is subject to a 10% premature withdrawal penalty (unless an exception applies). Rollover contributions are treated as withdrawn after regular contributions for this purpose.

A regular or conversion contribution to a Roth IRA can be recharacterized to an IRA in a trustee-to-trustee transfer provided the transfer includes the net income or loss allocable to the contribution and is completed by the due date for filing the Owner's federal income tax return for the year the contribution was made. The recharacterized amount will be treated for tax purposes as originally made from the IRA. Recharacterized amounts can be reconverted to a Roth IRA once each calendar year. Benefits from a Roth IRA can be rolled over or transferred directed only to another Roth IRA.

NONQUALIFIED CONTRACTS Benefits received as annuity payments from nontax-qualified Contracts will be taxable as ordinary income to the extent they exceed that portion of each payment which represents a return of the "investment in the contract" as defined in Section 72 until the entire "investment in the contract" is recovered. Benefits received in a lump sum from these Contracts will be taxable as ordinary income to the extent they exceed the "investment in the contract." A partial withdrawal or collateral assignment prior to the Maturity Date will result in the receipt of gross income by the Owner to the extent that the amounts withdrawn or assigned do not exceed the excess (if any) of the total value of Accumulation Units over total purchase payments paid under the Contract less any amounts previously withdrawn or assigned. Thus, any investment gains reflected in the Contract values are considered to be withdrawn first and are taxable as ordinary income. Investment gains will be determined by aggregating all nontax-qualified deferred Contracts we issue to the Owner during the same calendar year.


One or more nontax-qualified Contracts can be wholly or partially exchanged for one or more other annuity contracts under Section 1035 of the Code without recognition of gain or loss. Certain nonqualified Contracts not held by individuals, such as Contracts purchased by corporate employers in connection with deferred compensation plans, will not be taxed as annuity Contracts and increases in the value of the Contracts will be taxable in the year earned.


PREMATURE WITHDRAWALS A penalty tax will apply to premature payments of Contract benefits. A penalty tax of 10% of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals under individual retirement annuities, Roth IRAs, and nonqualified deferred annuities. Payments which are exempt from the penalty tax include payments upon disability, after age 59-1/2 and for certain substantially equal periodic payments for life. Additional exceptions for certain large medical expenses, reimbursement of health insurance premiums paid while the Owner was unemployed, qualified education expenses and first time home purchases apply to IRAs and Roth IRAs.

MINIMUM DISTRIBUTION REQUIREMENTS All of the Contracts are required to satisfy some form of minimum distribution requirement. A 50% excise tax applies for each violation of these requirements (except under nonqualified Contracts).

1. IRAs As a general rule, the Owner of these Contracts is required to take certain distributions during the Owner's life and the beneficiary designated by the Owner is required to take the balance of the Contract value within certain specified periods following the Owner's death.

The Owner must take the first required distribution by the "required beginning date" and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be made over the life or life expectancy of the Owner or the lives or life expectancies of the Owner and the Owner's beneficiary. The required beginning date for IRAs is April 1 of the calendar year following the calendar year the Owner attains age 70 1/2.

Upon the death of the Owner, the Owner's beneficiary must take distributions under one of the following two rules.

If the Owner dies on or after the required beginning date, any remaining interest in the Contract must be distributed at least as rapidly as it was under the method of distribution in effect on the date of death.


If the Owner dies before the required beginning date, the Owner's entire interest must be distributed by December 31 of the calendar year containing the fifth anniversary of the Owner's death. If the Contract value is payable to a beneficiary designated by the Contract, the Contract value may be paid over the life or life expectancy of that beneficiary, provided distribution begins by December 31 of the calendar year following the year of the Owner's death. If the designated beneficiary is the Owner's spouse, the spouse may roll over the Contract into an IRA owned by the spouse or to any other plan in which the spouse participates that accepts rollovers.

On January 11, 2001, the IRS released proposed regulations that simplify and change some of the required minimum distribution rules. Significant changes include the provision of a new uniform table to calculate the required minimum distributions during the Owner's lifetime and the ability to calculate all post-death required distributions based on the designated beneficiary's life expectancy. The proposed regulations will be applicable for determining required minimum distributions for calendar years beginning on or after January 1, 2002. The Economic Growth and Tax Relief Reconciliation Act of 2001, enacted on June 7, 2001, requires the new uniform table and all life expectancy tables under the proposed regulations to be updated to reflect current life expectancy.


2. Roth IRAs The Owner of a Roth IRA is not required to take required minimum distributions during the Owner's lifetime. However, the beneficiary designated by the Owner is required to take distributions pursuant to the minimum distribution requirements for Owners dying before the required beginning date, discussed above.

3. Nonqualified Contracts The Owner of a nontax-qualified Contract is not required to take required minimum distributions during the Owner's lifetime. However, the designated beneficiary is required to take distributions pursuant to rules similar to the at death minimum distribution requirements for IRAs.

TAXATION OF NORTHWESTERN MUTUAL

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Account. We are currently making no charge. (See "Net Investment Factor", p. 10 and "Deductions", below.

OTHER CONSIDERATIONS

You should understand that the tax rules for annuities and qualified plans are complex and cannot be readily summarized. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals or state or other law. We do not intend this discussion as tax advice. Before you purchase a Contract, we advise you to consult qualified tax counsel.

DEDUCTIONS

We will make the following deductions:

MORTALITY RATE AND EXPENSE RISK CHARGES

Amount of Mortality Rate and Expense Risks Charges. The net investment factor (see "Net Investment Factor", p. 10) we use in determining the value of Accumulation and Annuity Units reflects a deduction on each valuation date for mortality rate and expense risks we have assumed. The deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.35% of the assets of the Account. Our Board of Trustees may increase or decrease the deduction, but in no event may the deduction exceed an annual rate of 0.75%. We will not increase the deduction for mortality and expense risks for at least five years from the date of this prospectus.

Risks and Expenses. The risks we assume are (a) the risk that annuity payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected, and (b) the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts. We assume these risks for the duration of the Contract. The deduction for these risks is the only expense item paid by the Account to date. The mutual funds pay expenses which are described in the attached prospectuses for the mutual funds.

The net investment factor also reflects the deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the mutual funds as described under "Substitution and Change", p. 13, and any applicable taxes, i.e., any tax liability we have paid or reserved for resulting from the maintenance or operation of a Division of the Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see "Taxation of Northwestern Mutual", p. 17), nor do we anticipate that maintenance or operation of the Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Account or to deduct any such tax liability in the computation of the net investment factor for such Contracts. Our right to make deductions for expenses resulting from a substitution of securities may be restricted by the Investment Company Act of 1940.

CONTRACT FEE On each Contract anniversary prior to the maturity date we make a deduction of $30 for administrative expenses relating to a Deferred Contract during the prior year. We make the charge by reducing the number of Accumulation Units credited to the Contract. For purposes of allocating and deducting the annual Contract fee, we consider any investment in the Guaranteed Interest Fund as though it were an investment of the same amount in one of the Account Divisions. We cannot increase this charge. The charge is intended only to reimburse us for our actual administrative expenses. We currently are waiving the charge if the Contract value on the Contract anniversary is $25,000 or more.

ENHANCED DEATH BENEFIT CHARGE On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. We deduct the charge from the Divisions of the Account and the Guaranteed Interest Fund in proportion to the amounts you have invested.

PREMIUM TAXES The Contract provides for the deduction of applicable premium taxes, if any, from purchase payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 3.5% of total purchase payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contract. As a matter of current practice, we do not deduct premium taxes from purchase payments received under the Contract or from Contract benefits. However, we reserve the right to deduct premium taxes in the future.

EXPENSES FOR THE PORTFOLIOS AND FUNDS The expenses borne by the Portfolios and Funds in which the assets of the Account are invested are shown in the Expense Table on page 3 of this prospectus and in the prospectuses for Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds which are attached to this prospectus.


DISTRIBUTION OF THE CONTRACT

We sell the Contract through individuals who are licensed insurance agents appointed by Northwestern Mutual and are registered representatives of a broker dealer. Where state law requires, these agents will also be licensed securities salespersons. Our wholly-owned company, Northwestern Mutual Investment Services, LLC ("NMIS"), is registered with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers. NMIS is the distributor of the Contracts. NMIS has entered into a selling agreement with Robert W. Baird and Co. Incorporated ("Baird"), another broker/dealer which we control, and our agents who offer the Contracts will be registered representatives of either NMIS or Baird. Neither we nor NMIS nor Baird will pay commissions on sales of the Contracts, but both broker/dealers will offer the Contracts to purchasers who pay quarterly fees to the broker/dealer based on the value of the assets in their accounts with the broker/dealer, including the Contracts. Each of the broker/dealers will pay a portion of the fees to its registered representatives who sell the Contracts and provide other services to the owners of the Accounts. The Contract is also offered by Northwestern Mutual agents who are advisory representatives of registered investment advisers. The investment advisers charge fees for investment advisory services and pay a portion of those fees to the advising representatives. We may also offer the Contracts through other distribution arrangements.

     TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION


                                               PAGE
                                               ----

DISTRIBUTION OF THE
  CONTRACT......................................B-2

DETERMINATION OF ANNUITY
  PAYMENTS......................................B-2

    Amount of Annuity Payments..................B-2

    Annuity Unit Value..........................B-2

    Illustrations of Variable Annuity
      Payments..................................B-3

VALUATION OF ASSETS OF THE
  ACCOUNT.......................................B-3

TRANSFERABILITY RESTRICTIONS....................B-4

PERFORMANCE DATA................................B-4

EXPERTS.........................................B-6


FINANCIAL STATEMENTS OF THE
  ACCOUNT (as of December 31, 2001
  and for each of the two years in
  the period ended December 31, 2001)...........B-7

  Report of Independent Accountants
  (as of December 31, 2001
  and for each of the two years in
  the period ended December 31, 2001)...........B-19

FINANCIAL STATEMENTS OF
  NORTHWESTERN MUTUAL
 (as of December 31, 2001 and 2000 and
 for each of the three years in the period
 ended December 31, 2001).......................B-20

  Report of Independent Accountants
  (as of December 31, 2001 and 2000 and
  for each of the three years in the period
  ended December 31, 2001)......................B-36


This Prospectus sets forth concisely the information about the Mason Street(SM) Variable Annuity that a prospective investor ought to know before investing. Additional information about the Mason Street(SM) Variable Annuity and NML Variable Annuity Account B has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from The Northwestern Mutual Life Insurance Company. To receive a copy, return the request form to the address listed below, or telephone 1-888-455-2232.

     TO: The Northwestern Mutual Life Insurance Company

         Annuity and Accumulation Products Marketing Department
            Room E12J
         720 East Wisconsin Avenue
         Milwaukee, WI  53202

         Please send a Statement of Additional Information for the Mason Street(SM) Variable Annuity to:

     Name
          ----------------------------------------------------------------------

     Address
             -------------------------------------------------------------------

     ---------------------------------------------------------------------------

     City                                               State        Zip
          ---------------------------------------------       ------     -------

More information about Northwestern Mutual Series Fund, Inc. is included in the Fund's Statement of Additional Information (SAI), incorporated by reference in this prospectus, which is available free of charge.

More information about the Fund's investments is included in the Fund's annual and semi-annual reports, which discuss the market conditions and investment strategies that significantly affected each Portfolio's performance during the previous fiscal period.

To request a free copy of the Fund's SAI, or current annual or semi-annual report, call us at 1-888-455-2232. Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.


N O R T H W E S T E R N  M U T U A L

MASON STREET(SM) VARIABLE ANNUITY
     Nontax-Qualified Annuities
     Individual Retirement Annuities
     Roth IRAs

NML VARIABLE ANNUITY ACCOUNT B

NORTHWESTERN MUTUAL SERIES FUND, INC.

RUSSELL INSURANCE FUNDS


P  R  O  S  P  E  C  T  U  S  E  S


Investment Company Act File Nos. 811-3990 and 811-5371

[NORTHWESTERN MUTUAL(TM) LOGO]

PO Box 3095
Milwaukee  WI  53201-3095

Change Service Requested

                       STATEMENT OF ADDITIONAL INFORMATION


                           VARIABLE ANNUITY CONTRACTS
          (for Individual Retirement Annuities, Tax-Deferred Annuities
                            and Non-Qualified Plans)

                         NML VARIABLE ANNUITY ACCOUNT B
                                (the "Account"),
                        a separate investment account of
                 The Northwestern Mutual Life Insurance Company
                             ("Northwestern Mutual")





         This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the prospectus for the Contract. A copy of the prospectus may be obtained from The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, telephone number (414) 271-1444.





                  The Date of the Prospectus to which this Statement of Additional Information Relates is April 30, 2002.

                  The Date of this Statement of Additional Information is April 30, 2002.

                          DISTRIBUTION OF THE CONTRACT

         Northwestern Mutual Investment Services, LLC ("NMIS") is the distributor of the Contract and may be considered the principal underwriter of the Contract. NMIS is a wholly-owned company of Northwestern Mutual. NMIS has entered into a selling agreement with Robert W. Baird & Co. Incorporated ("Baird"), a broker-dealer controlled by Northwestern Mutual. NMIS may enter into selling agreements with other affiliated and unaffiliated broker-dealers to distribute the Contract. The offering will be continuous. No underwriting commissions have been paid to, or retained by, NMIS.

                        DETERMINATION OF ANNUITY PAYMENTS

         The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: "Variable Payment Plans", p. 11, including "Description of Payment Plans", p. 11, "Amount of Annuity Payments", p. 11, and "Assumed Investment Rate", p. 12; "Dividends",
p. 13; "Net Investment Factor", p. 10; and "Deductions", p. 17.

         AMOUNT OF ANNUITY PAYMENTS The amount of the first annuity payment under a variable Payment Plan will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age and sex. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Payment Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 1983 a Table with Projection Scale G and age adjustment.

         Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of a Payment Plan a Contract will not share in the divisible surplus of Northwestern Mutual.

         The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

         The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

         ANNUITY UNIT VALUE The value of an Annuity Unit for each Division is established at $1.00 as of the date operations begin for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual.

         The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to neutralize the Assumed Investment Rate used in calculating the annuity rate tables.

         ILLUSTRATIONS OF VARIABLE ANNUITY PAYMENTS To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for a male, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.



         (1)      Assumed number of Accumulation Units in
                  Balanced Division on maturity date........................................ 25,000

         (2)      Assumed Value of an Accumulation Unit in
                  Balanced Division at maturity............................................. $2.000000

         (3)      Cash Value of Contract at maturity, (1) X (2)............................. $50,000

         (4)      Assumed applicable monthly payment rate per
                  $1,000 from annuity rate table............................................ $5.35

         (5)      Amount of first payment from Balanced Division,
                  (3) X (4) divided by $1,000............................................... $267.50

         (6)      Assumed Value of Annuity Unit in
                  Balanced Division at maturity............................................. $1.500000

         (7)      Number of Annuity Units credited in
                  Balanced Division, (5) divided by (6)..................................... 178.33


The $50,000 value at maturity provides a first payment from the Balanced Division of $267.50, and payments thereafter of the varying dollar value of
178.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 178.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be
178.33 multiplied by $1.501000, or $267.68.

         However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 178.33 X $1.499000, or $267.32.

         For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

                       VALUATION OF ASSETS OF THE ACCOUNT

         The value of Portfolio or Fund shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

                          TRANSFERABILITY RESTRICTIONS

         Ownership of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Code cannot be transferred except in limited circumstances involving divorce.

                                PERFORMANCE DATA

         Standardized performance data in advertisements will show the average annual total return for each Division of the Account, according to the following formula prescribed by the Securities and Exchange Commission:

                                                P(1 + T)= ERV
                                    Where:
                           P   = a hypothetical initial payment of $1000
                           T   = average annual total return
                           n   = number of years
                           ERV = ending redeemable value of a hypothetical
                                 $1000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion thereof)

Average annual total return is the annual compounded rate of return that would have produced the ending surrender value under a Contract if the owner had invested in a specified Division over the stated period and investment performance had remained constant throughout the period. The calculation assumes a single $1,000 purchase payment made at the beginning of the period and surrender of the Contract at the end of the period. It reflects a deduction for all Account, Fund and Contract level charges. The $30 annual Contract fee is reflected as 0.00% of the assets based on actual fees collected divided by average assets of the sub-account. The data will assume a minimum initial purchase payment of $50,000 and the amounts will be divided by 50 to conform the presentation to the $1,000 purchase payment assumption required by the prescribed formula.


The following table shows the standardized average total return data for each Division of the Account for the period ended December 31, 2001.



DIVISION                                         1-YEAR          5-YEAR            10-YEAR           INCEPTION*
------------------------------------------------------------------------------------------------------------------
NORTHWESTERN MUTUAL SERIES FUND, INC.
Small Cap Growth Stock                             -4.10            NA                 NA                -10.91
T. Rowe Price Small Cap                             1.61            NA                 NA                 NA
  Value**
Aggressive Growth Stock                           -20.16            NA                 NA                -18.63
International Growth**                             -9.53            NA                 NA                 NA
Franklin Templeton International                  -14.30            NA                 NA                -11.15
  Equity
Index 400 Stock                                    -1.01            NA                 NA                  3.64
Growth Stock                                      -14.52            NA                 NA                -13.82
J.P. Morgan Select                                 -8.10            NA                 NA                 -9.15
  Growth and Income Stock
Capital Guardian Domestic                          -2.33            NA                 NA                 NA
  Equity**
Index 500 Stock                                   -12.19            NA                 NA                -13.59
Asset Allocation**                                 -2.25            NA                 NA                 NA
Balanced                                           -3.49            NA                 NA                 -3.61
High Yield Bond                                     4.66            NA                 NA                   .56
Select Bond                                         9.98            NA                 NA                 11.32
Money Market                                        3.55            NA                 NA                  4.44
RUSSELL INSURANCE FUNDS                                                                NA
Multi-Style Equity                                -14.51            NA                 NA                -15.01
Aggressive Equity                                  -2.71            NA                 NA                 -4.50
Non-U.S.                                          -22.30            NA                 NA                -21.40
Real Estate Securities                              7.46            NA                 NA                 14.14
Core Bond                                           7.03            NA                 NA                  8.69

------------------------------------------------------------------------------------------------------------------

*  FROM COMMENCEMENT OF SALES ON JUNE 30, 2000.
** FROM COMMENCEMENT OF OPERATIONS ON JULY 31, 2001 THROUGH DECEMBER 31, 2001.

         Non-standardized performance data are calculated on the same basis as the standardized total return data. Non-standardized performance data may also not reflect the annual Contract fee of $30.

         The following table shows the non-standardized average total return data for each Division of the Account for the period ended December 31, 2001.



DIVISION                                       1-YEAR            5-YEAR         10-YEAR        INCEPTION*
------------------------------------------------------------------------------------------------------------


NORTHWESTERN MUTUAL SERIES FUND, INC
Small Cap Growth Stock                            -4.10             NA             NA             -10.91
T. Rowe Price Small Cap                            1.61             NA             NA              NA
  Value**
Aggressive Growth Stock                          -20.16             NA             NA             -18.63
International Growth**                            -9.53             NA             NA              NA
Franklin Templeton International                 -14.30             NA             NA             -11.15
  Equity
Index 400 Stock                                   -1.01             NA             NA               3.64
Growth Stock                                     -14.52             NA             NA             -13.82
J.P. Morgan Select                                -8.10             NA             NA              -9.15
  Growth and Income Stock
Capital Guardian Domestic                         -2.33             NA             NA              NA
  Equity**
Index 500 Stock                                  -12.19             NA             NA             -13.59
Asset Allocation**                                -2.25             NA             NA              NA
Balanced                                          -3.49             NA             NA              -3.61
High Yield Bond                                    4.66             NA             NA                .56
Select Bond                                        9.98             NA             NA              11.32
Money Market                                       3.55             NA             NA               4.44
RUSSELL INSURANCE FUNDS
Multi-Style Equity                               -14.51             NA             NA             -15.01
Aggressive Equity                                 -2.71             NA             NA              -4.50
Non-U.S                                          -22.30             NA             NA             -21.40
Real Estate Securities                             7.46             NA             NA              14.14
Core Bond                                          7.03             NA             NA               8.69

------------------------------------------------------------------------------------------------------------


*  FROM COMMENCEMENT OF SALES ON JUNE 30, 2000.
** FROM COMMENCEMENT OF OPERATIONS ON JULY 31, 2001 THROUGH DECEMBER 31, 2001.


         Advertisements with performance data may compare the average annualized total return figures for one or more of the Divisions to (1) the Standard & Poor's 500 Composite Stock Price Index, Wilshire Index, 1750 Index, EAFE Index, Merrill Lynch Domestic Master Index, Lehman Brothers High Yield Intermediate Market Index or other indices measuring performance of a relevant group of securities; (2) other variable annuity separate account tracked by Lipper Analytical Services or other ratings services; or (3) the Consumer Price Index.

                                     EXPERTS


         The financial statements of the Account as of December 31, 2001 and for each of the two years in the period ended December 31, 2001 and of Northwestern Mutual as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202.

 Account B Financial Statements
NML VARIABLE ANNUITY ACCOUNT B
Statement of Assets and Liabilities
December 31, 2001
(in thousands)


 Assets
   Investments at Market Value:
     Northwestern Mutual Series Fund, Inc.
       Small Cap Growth Stock
         96,371 shares (cost $182,259).......................    $  172,117
       T. Rowe Price Small Cap Value
         8,725 shares (cost $8,250)..........................         8,842
       Aggressive Growth Stock
         310,693 shares (cost $1,322,555)....................       877,086
       International Growth Stock
         3,202 shares (cost $2,891)..........................         2,896
       Franklin Templeton International Equity
         369,215 shares (cost $489,460)......................       466,318
       Index 400 Stock
         115,934 shares (cost $132,219)......................       130,085
       Growth Stock
         214,522 shares (cost $427,847)......................       434,836
       J.P. Morgan Select Growth and Income Stock
         302,127 shares (cost $432,953)......................       368,293
       Capital Guardian Domestic Equity
         10,461 shares (cost $9,735).........................        10,199
       Index 500 Stock
         403,511 shares (cost $937,384)......................     1,160,093
       Asset Allocation
         12,958 shares (cost $12,269)........................        12,561
       Balanced
         1,350,762 shares (cost $2,200,646)..................     2,458,386
       High Yield Bond
         160,596 shares (cost $148,406)......................       104,320
       Select Bond
         266,533 shares (cost $313,058)......................       320,640
       Money Market
         309,030 shares (cost $309,030)......................       309,030
     Russell Insurance Funds
       Multi-Style Equity
         6,278 shares (cost $95,178).........................        74,326
       Aggressive Equity
         3,005 shares (cost $37,408).........................        34,389
       Non-U.S.
         4,703 shares (cost $49,151).........................        40,659
       Real Estate Securities
         3,736 shares (cost $38,080).........................        40,164
       Core Bond
         4,122 shares (cost $41,266).........................        41,760    $7,067,000
                                                                 ----------
   Due from Sale of Fund Shares..............................                         191
   Due from Northwestern Mutual Life Insurance Company.......                         457
                                                                               ----------
           Total Assets......................................                  $7,067,648
                                                                               ==========

 Liabilities
   Due to Participants.......................................                  $    9,314
   Due to Northwestern Mutual Life Insurance Company.........                         191
   Due on Purchase of Fund Shares............................                         457
                                                                               ----------
           Total Liabilities.................................                       9,962
                                                                               ----------

 Equity (Note 8)
   Contracts Issued Prior to December 17, 1981...............                      93,750
   Contracts Issued After December 16, 1981 and Prior to
     March 31, 1995..........................................                   3,792,506
   Contracts Issued On or After March 31, 1995:
     Front Load Version......................................                     875,078
     Back Load Version.......................................                   1,803,095
   Contracts Issued On or After March 31, 2000:
     Front Load Version......................................                     211,981
     Back Load Version.......................................                     274,637
   Contracts Issued On or After June 30, 2000:
     Fee -- Based Version....................................                       6,639
                                                                               ----------
           Total Equity......................................                   7,057,686
                                                                               ----------
           Total Liabilities and Equity......................                  $7,067,648
                                                                               ==========

    The Accompanying Notes are an Integral Part of the Financial Statements

NML VARIABLE ANNUITY ACCOUNT B
Statement of Operations
(in thousands)

                                                                                       T. ROWE PRICE
                                                                                         SMALL CAP
                                                              SMALL CAP GROWTH             VALUE            AGGRESSIVE GROWTH
                                    COMBINED                   STOCK DIVISION            DIVISION#           STOCK DIVISION
                           ---------------------------   ---------------------------   -------------   ---------------------------
                            YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED     YEAR ENDED     YEAR ENDED
                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                               2001           2000           2001           2000           2001            2001           2000
-----------------------------------------------------------------------------------------------------------------------------------

Investment Income
 Dividend Income.........  $   594,207    $   587,870      $     15       $  3,691         $  21        $ 210,063      $ 140,605
 Annuity Rate and Expense
   Guarantees............       80,553         89,785         1,659          1,367            18           10,758         13,947
                           -----------    -----------      --------       --------         -----        ---------      ---------
 Net Investment Income
   (Loss)................      513,654        498,085        (1,644)         2,324             3          199,305        126,658
                           -----------    -----------      --------       --------         -----        ---------      ---------

Realized and Unrealized
 Gain on Investments
 Realized Gain (Loss) on
   Investments...........       17,277        531,001         2,512          3,619           (42)          16,535        392,026
 Unrealized Appreciation
   (Depreciation) of
   Investments During the
   Period................   (1,250,453)    (1,208,683)       (8,977)       (12,343)          607         (456,516)      (468,707)
                           -----------    -----------      --------       --------         -----        ---------      ---------
 Net Gain (Loss) on
   Investments...........   (1,233,176)      (677,682)       (6,465)        (8,724)          565         (439,981)       (76,681)
                           -----------    -----------      --------       --------         -----        ---------      ---------
 Increase (Decrease) in
   Equity Derived from
   Investment Activity...  $  (719,522)   $  (179,597)     $ (8,109)      $ (6,400)        $ 568        $(240,676)     $  49,977
                           ===========    ===========      ========       ========         =====        =========      =========

                            INTERNATIONAL
                               GROWTH         FRANKLIN TEMPLETON
                                STOCK        INTERNATIONAL EQUITY                INDEX 400
                              DIVISION#            DIVISION                   STOCK DIVISION             GROWTH STOCK DIVISION
                            ------------- ---------------------------   ---------------------------   ---------------------------
                            PERIOD ENDED   YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                            DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                2001          2001           2000           2001           2000           2001           2000
------------------------- -------------------------------------------------------------------------------------------------------
Investment Income
 Dividend Income.........       $ --       $  54,787       $ 39,826       $ 1,445        $10,349       $  20,253       $ 24,138
 Annuity Rate and Expense
   Guarantees............          5           5,500          6,135         1,160            604           4,938          5,595
                                ----       ---------       --------       -------        -------       ---------       --------
 Net Investment Income
   (Loss)................         (5)         49,287         33,691           285          9,745          15,315         18,543
                                ----       ---------       --------       -------        -------       ---------       --------
Realized and Unrealized
 Gain on Investments
 Realized Gain (Loss) on
   Investments...........        (11)        (88,618)       (15,031)         (403)           100           9,862          4,293
 Unrealized Appreciation
   (Depreciation) of
   Investments During the
   Period................          9         (36,915)       (21,692)         (950)        (3,008)       (104,702)       (42,658)
                                ----       ---------       --------       -------        -------       ---------       --------
 Net Gain (Loss) on
   Investments...........         (2)       (125,533)       (36,723)       (1,353)        (2,908)        (94,840)       (38,365)
                                ----       ---------       --------       -------        -------       ---------       --------
 Increase (Decrease) in
   Equity Derived from
   Investment Activity...       $ (7)      $ (76,246)      $ (3,032)      $(1,068)       $ 6,837       $ (79,525)      $(19,822)
                                ====       =========       ========       =======        =======       =========       ========






                                             J.P. MORGAN SELECT
                                              GROWTH AND INCOME
                                               STOCK DIVISION
                                         ---------------------------
                                          YEAR ENDED     YEAR ENDED
                                         DECEMBER 31,   DECEMBER 31,
                                             2001           2000
-------------------------              -----------------------------
Investment Income
 Dividend Income.........                  $ 13,670        $ 25,735
 Annuity Rate and Expense
   Guarantees............                     4,140           4,900
                                           --------        --------
 Net Investment Income
   (Loss)................                     9,530          20,835
                                           --------        --------
Realized and Unrealized
 Gain on Investments
 Realized Gain (Loss) on
   Investments...........                    (1,780)         13,671
 Unrealized Appreciation
   (Depreciation) of
   Investments During the
   Period................                   (44,500)        (70,575)
                                           --------        --------
 Net Gain (Loss) on
   Investments...........                   (46,280)        (56,904)
                                           --------        --------
 Increase (Decrease) in
   Equity Derived from
   Investment Activity...                  $(36,750)       $(36,069)
                                           ========        ========




# The initial investment in this Division was made on July 31, 2001

    The Accompanying Notes are an Integral Part of the Financial Statements

NML VARIABLE ANNUITY ACCOUNT B
Statement of Operations
(in thousands)

                                        CAPITAL
                                       GUARDIAN                                        ASSET
                                    DOMESTIC EQUITY            INDEX 500             ALLOCATION
                                       DIVISION#            STOCK DIVISION           DIVISION#          BALANCED DIVISION
                                    ---------------   ---------------------------   ------------   ---------------------------
                                     PERIOD ENDED      YEAR ENDED     YEAR ENDED    PERIOD ENDED    YEAR ENDED     YEAR ENDED
                                     DECEMBER 31,     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
(CONTINUED)                              2001             2001           2000           2001           2001           2000
------------------------------------------------------------------------------------------------------------------------------

Investment Income
  Dividend Income.................       $ 41          $  54,726      $  59,732         $ 88        $ 196,374      $ 230,003
  Annuity Rate and Expense
    Guarantees....................         19             13,679         16,792           27           29,597         32,721
                                         ----          ---------      ---------         ----        ---------      ---------
  Net Investment Income (Loss)....         22             41,047         42,940           61          166,777        197,282
                                         ----          ---------      ---------         ----        ---------      ---------

Realized and Unrealized Gain on
  Investments
  Realized Gain (Loss) on
    Investments...................        (38)            44,447         53,840            7           51,257         85,629
  Unrealized Appreciation
    (Depreciation) of Investments
    During the Period.............        454           (263,595)      (247,062)         326         (332,482)      (318,159)
                                         ----          ---------      ---------         ----        ---------      ---------
  Net Gain (Loss) on
    Investments...................        416           (219,148)      (193,222)         333         (281,225)      (232,530)
                                         ----          ---------      ---------         ----        ---------      ---------
  Increase (Decrease) in Equity
    Derived from Investment
    Activity......................       $438          $(178,101)     $(150,282)        $394        $(114,448)     $ (35,248)
                                         ====          =========      =========         ====        =========      =========


                                            HIGH YIELD
                                           BOND DIVISION             SELECT BOND DIVISION          MONEY MARKET DIVISION
                                    ---------------------------   ---------------------------   ---------------------------
                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
(CONTINUED)                             2001           2000           2001           2000           2001           2000
----------------------------------  ---------------------------------------------------------------------------------------
Investment Income
  Dividend Income.................    $11,007        $11,420        $15,363        $15,508        $10,662        $15,604
  Annuity Rate and Expense
    Guarantees....................      1,083          1,099          3,003          2,429          2,945          2,585
                                      -------        -------        -------        -------        -------        -------
  Net Investment Income (Loss)....      9,924         10,321         12,360         13,079          7,717         13,019
                                      -------        -------        -------        -------        -------        -------
Realized and Unrealized Gain on
  Investments
  Realized Gain (Loss) on
    Investments...................     (4,735)        (6,182)           165         (1,292)            --             --
  Unrealized Appreciation
    (Depreciation) of Investments
    During the Period.............     (1,486)        (9,974)        10,917          7,685             --             --
                                      -------        -------        -------        -------        -------        -------
  Net Gain (Loss) on
    Investments...................     (6,221)       (16,156)        11,082          6,393             --             --
                                      -------        -------        -------        -------        -------        -------
  Increase (Decrease) in Equity
    Derived from Investment
    Activity......................    $ 3,703        $(5,835)       $23,442        $19,472        $ 7,717        $13,019
                                      =======        =======        =======        =======        =======        =======

# The initial investment in this Division was made on July 31, 2001

    The Accompanying Notes are an Integral Part of the Financial Statements

NML VARIABLE ANNUITY ACCOUNT B
Statement of Operations
(in thousands)

                                        RUSSELL MULTI-STYLE           RUSSELL AGGRESSIVE               RUSSELL NON-
                                          EQUITY DIVISION               EQUITY DIVISION                U.S. DIVISION
                                    ---------------------------   ---------------------------   ---------------------------
                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
(CONTINUED)                             2001           2000           2001           2000           2001           2000
---------------------------------------------------------------------------------------------------------------------------

Investment Income
  Dividend Income.................    $  1,667       $  2,665       $    35        $ 3,500        $    247       $ 3,346
  Annuity Rate and Expense
    Guarantees....................         688            675           309            270             404           380
                                      --------       --------       -------        -------        --------       -------
Net Investment Income (Loss)......         979          1,990          (274)         3,230            (157)        2,966
                                      --------       --------       -------        -------        --------       -------

Realized and Unrealized Gain on
  Investments
  Realized Gain (Loss) on
    Investments...................      (1,771)           (50)         (817)           133          (9,703)          361
  Unrealized Appreciation
    (Depreciation) of Investments
    During the Period.............     (11,116)       (11,517)          (51)        (4,205)         (1,315)       (9,905)
                                      --------       --------       -------        -------        --------       -------
  Net Gain (Loss) on
    Investments...................     (12,887)       (11,567)         (868)        (4,072)        (11,018)       (9,544)
                                      --------       --------       -------        -------        --------       -------
Increase (Decrease) in Equity
  Derived from Investment
  Activity........................    $(11,908)      $ (9,577)      $(1,142)       $  (842)       $(11,175)      $(6,578)
                                      ========       ========       =======        =======        ========       =======

                                        RUSSELL REAL ESTATE              RUSSELL CORE
                                        SECURITIES DIVISION              BOND DIVISION
                                    ---------------------------   ---------------------------
                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
(CONTINUED)                             2001           2000           2001           2000
----------------------------------  ---------------------------------------------------------
Investment Income
  Dividend Income.................     $1,713         $  643         $2,030         $1,105
  Annuity Rate and Expense
    Guarantees....................        314            109            307            177
                                       ------         ------         ------         ------
Net Investment Income (Loss)......      1,399            534          1,723            928
                                       ------         ------         ------         ------
Realized and Unrealized Gain on
  Investments
  Realized Gain (Loss) on
    Investments...................        334            (67)            76            (49)
  Unrealized Appreciation
    (Depreciation) of Investments
    During the Period.............       (101)         2,416            (60)         1,021
                                       ------         ------         ------         ------
  Net Gain (Loss) on
    Investments...................        233          2,349             16            972
                                       ------         ------         ------         ------
Increase (Decrease) in Equity
  Derived from Investment
  Activity........................     $1,632         $2,883         $1,739         $1,900
                                       ======         ======         ======         ======

# The initial investment in this Division was made on July 31, 2001

    The Accompanying Notes are an Integral Part of the Financial Statements

NML VARIABLE ANNUITY ACCOUNT B
Statement of Changes in Equity
(in thousands)

                                                                                      T. ROWE PRICE
                                                                                        SMALL CAP
                                                             SMALL CAP GROWTH             VALUE
                                   COMBINED                   STOCK DIVISION            DIVISION#
                          ---------------------------   ---------------------------   -------------
                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED
                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                              2001           2000           2001           2000           2001
---------------------------------------------------------------------------------------------------

Operations
 Net Investment
   Income...............  $   513,654    $   498,085      $ (1,644)      $  2,324        $     3
 Net Realized gain
   (loss)...............       17,277        531,001         2,512          3,619            (42)
 Net Change in
   unrealized
   appreciation
   (depreciation).......   (1,250,453)    (1,208,683)       (8,977)       (12,343)           607
                          -----------    -----------      --------       --------        -------
Increase (Decrease) in
 Equity.................     (719,522)      (179,597)       (8,109)        (6,400)           568
                          -----------    -----------      --------       --------        -------

Equity Transactions
 Contract Owners' Net
   Payments.............      603,481        763,315        23,860         41,860          1,663
 Annuity Payments.......      (14,783)       (15,901)         (137)           (79)            (4)
 Surrenders and Other
   (net)................     (497,556)      (602,624)       (8,305)        (8,323)           (92)
 Transfers from Other
   Divisions or
   Sponsor..............    4,543,701      5,800,223        68,296        155,807          8,475
 Transfers to Other
   Divisions or
   Sponsor..............   (4,568,930)    (5,822,543)      (67,215)       (67,957)        (1,768)
                          -----------    -----------      --------       --------        -------
Increase (Decrease) in
 Equity Derived from
 Equity Transactions....       65,913        122,470        16,499        121,308          8,274
                          -----------    -----------      --------       --------        -------
Net Increase (Decrease)
 in Equity..............     (653,609)       (57,127)        8,390        114,908          8,842

Equity
 Beginning of Period....    7,711,295      7,768,422       163,689         48,781             --
                          -----------    -----------      --------       --------        -------
 End of Period..........  $ 7,057,686    $ 7,711,295      $172,079       $163,689        $ 8,842
                          ===========    ===========      ========       ========        =======

                                                        INTERNATIONAL
                                                           GROWTH           FRANKLIN TEMPLETON
                               AGGRESSIVE GROWTH            STOCK          INTERNATIONAL EQUITY
                                STOCK DIVISION            DIVISION#              DIVISION
                          ---------------------------   -------------   ---------------------------
                           YEAR ENDED     YEAR ENDED    PERIOD ENDED     YEAR ENDED     YEAR ENDED
                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                              2001           2000           2001            2001           2000
------------------------  -------------------------------------------------------------------------
Operations
 Net Investment
   Income...............   $  199,305     $  126,658       $   (5)      $    49,287    $    33,691
 Net Realized gain
   (loss)...............       16,535        392,026          (11)          (88,618)       (15,031)
 Net Change in
   unrealized
   appreciation
   (depreciation).......     (456,516)      (468,707)           9           (36,915)       (21,692)
                           ----------     ----------       ------       -----------    -----------
Increase (Decrease) in
 Equity.................     (240,676)        49,977           (7)          (76,246)        (3,032)
                           ----------     ----------       ------       -----------    -----------
Equity Transactions
 Contract Owners' Net
   Payments.............       58,786         87,923          909            33,085         48,082
 Annuity Payments.......         (836)        (1,116)          (1)             (659)          (752)
 Surrenders and Other
   (net)................      (57,595)       (83,859)          (6)          (28,964)       (36,035)
 Transfers from Other
   Divisions or
   Sponsor..............      310,337        974,210        2,747         1,449,456      1,444,860
 Transfers to Other
   Divisions or
   Sponsor..............     (345,851)      (908,583)        (747)       (1,456,155)    (1,446,763)
                           ----------     ----------       ------       -----------    -----------
Increase (Decrease) in
 Equity Derived from
 Equity Transactions....      (35,159)        68,575        2,902            (3,237)         9,392
                           ----------     ----------       ------       -----------    -----------
Net Increase (Decrease)
 in Equity..............     (275,835)       118,552        2,895           (79,483)         6,360
Equity
 Beginning of Period....    1,152,470      1,033,918           --           545,542        539,182
                           ----------     ----------       ------       -----------    -----------
 End of Period..........   $  876,635     $1,152,470       $2,895       $   466,059    $   545,542
                           ==========     ==========       ======       ===========    ===========


                                                                                          J.P. MORGAN SELECT
                                   INDEX 400                                               GROWTH AND INCOME
                                STOCK DIVISION             GROWTH STOCK DIVISION            STOCK DIVISION
                          ---------------------------   ---------------------------   ---------------------------
                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                              2001           2000           2001           2000           2001           2000
------------------------  ---------------------------------------------------------------------------------------
Operations
 Net Investment
   Income...............    $    285       $  9,745      $  15,315       $ 18,543       $  9,530       $ 20,835
 Net Realized gain
   (loss)...............        (403)           100          9,862          4,293         (1,780)        13,671
 Net Change in
   unrealized
   appreciation
   (depreciation).......        (950)        (3,008)      (104,702)       (42,658)       (44,500)       (70,575)
                            --------       --------      ---------       --------       --------       --------
Increase (Decrease) in
 Equity.................      (1,068)         6,837        (79,525)       (19,822)       (36,750)       (36,069)
                            --------       --------      ---------       --------       --------       --------
Equity Transactions
 Contract Owners' Net
   Payments.............      23,313         21,757         39,745         64,224         29,653         38,724
 Annuity Payments.......        (141)           (63)          (725)          (795)          (854)          (898)
 Surrenders and Other
   (net)................      (5,581)        (2,828)       (27,201)       (31,980)       (23,378)       (33,663)
 Transfers from Other
   Divisions or
   Sponsor..............      67,802         68,567         61,266        118,575         44,543         46,036
 Transfers to Other
   Divisions or
   Sponsor..............     (49,086)       (23,868)       (77,560)       (82,437)       (56,217)       (83,776)
                            --------       --------      ---------       --------       --------       --------
Increase (Decrease) in
 Equity Derived from
 Equity Transactions....      36,307         63,565         (4,475)        67,587         (6,253)       (33,577)
                            --------       --------      ---------       --------       --------       --------
Net Increase (Decrease)
 in Equity..............      35,239         70,402        (84,000)        47,765        (43,003)       (69,646)
Equity
 Beginning of Period....      94,846         24,444        518,198        470,433        411,031        480,677
                            --------       --------      ---------       --------       --------       --------
 End of Period..........    $130,085       $ 94,846      $ 434,198       $518,198       $368,028       $411,031
                            ========       ========      =========       ========       ========       ========

# The initial investment in this Division was made on July 31, 2001

    The Accompanying Notes are an Integral Part of the Financial Statements

NML VARIABLE ANNUITY ACCOUNT B
Statement of Changes in Equity
(in thousands)

                                 CAPITAL GUARDIAN
                                     DOMESTIC                INDEX 500            ASSET ALLOCATION
                                 EQUITY DIVISION#         STOCK DIVISION             DIVISION#            BALANCED DIVISION
                                 ----------------   ---------------------------   ----------------   ---------------------------
                                   PERIOD ENDED      YEAR ENDED     YEAR ENDED      PERIOD ENDED      YEAR ENDED     YEAR ENDED
                                   DECEMBER 31,     DECEMBER 31,   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
(CONTINUED)                            2001             2001           2000             2001             2001           2000
--------------------------------------------------------------------------------------------------------------------------------

Operations
  Net Investment Income........      $    22         $   41,047     $   42,940        $    61         $  166,777     $  197,282
  Net Realized gain (loss).....          (38)            44,447         53,840              7             51,257         85,629
  Net Change in unrealized
    appreciation
    (depreciation).............          454           (263,595)      (247,062)           326           (332,482)      (318,159)
                                     -------         ----------     ----------        -------         ----------     ----------
Increase (Decrease) in
  Equity.......................          438           (178,101)      (150,282)           394           (114,448)       (35,248)
                                     -------         ----------     ----------        -------         ----------     ----------

Equity Transactions
  Contract Owners' Net
    Payments...................        2,446             77,642        128,144          2,894            138,706        152,600
  Annuity Payments.............           (6)            (2,316)        (3,015)            (5)            (7,407)        (7,692)
  Surrenders and Other (net)...         (137)           (79,753)      (106,598)          (137)          (176,153)      (219,457)
  Transfers from Other
    Divisions or Sponsor.......        8,678            119,860        177,597         10,138            128,454         98,806
  Transfers to Other Divisions
    or Sponsor.................       (1,220)          (162,997)      (212,576)          (723)          (167,464)      (214,239)
                                     -------         ----------     ----------        -------         ----------     ----------
Increase (Decrease) in Equity
  Derived from Equity
  Transactions.................        9,761            (47,564)       (16,448)        12,167            (83,864)      (189,982)
                                     -------         ----------     ----------        -------         ----------     ----------
  Net Increase (Decrease) in
    Equity.....................       10,199           (225,665)      (166,730)        12,561           (198,312)      (225,230)

Equity
  Beginning of Period..........           --          1,384,090      1,550,820             --          2,651,601      2,876,831
                                     -------         ----------     ----------        -------         ----------     ----------
  End of Period................      $10,199         $1,158,425     $1,384,090        $12,561         $2,453,289     $2,651,601
                                     =======         ==========     ==========        =======         ==========     ==========


                                         HIGH YIELD
                                        BOND DIVISION             SELECT BOND DIVISION          MONEY MARKET DIVISION
                                 ---------------------------   ---------------------------   ---------------------------
                                  YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
(CONTINUED)                          2001           2000           2001           2000           2001           2000
-------------------------------  ---------------------------------------------------------------------------------------
Operations
  Net Investment Income........    $  9,924       $ 10,321       $ 12,360       $ 13,079     $     7,717    $    13,019
  Net Realized gain (loss).....      (4,735)        (6,182)           165         (1,292)             --             --
  Net Change in unrealized
    appreciation
    (depreciation).............      (1,486)        (9,974)        10,917          7,685              --             --
                                   --------       --------       --------       --------     -----------    -----------
Increase (Decrease) in
  Equity.......................       3,703         (5,835)        23,442         19,472           7,717         13,019
                                   --------       --------       --------       --------     -----------    -----------
Equity Transactions
  Contract Owners' Net
    Payments...................      10,026         10,736         33,345         19,043          84,164         90,968
  Annuity Payments.............        (252)          (278)          (689)          (611)           (338)          (272)
  Surrenders and Other (net)...      (7,368)        (7,783)       (18,462)       (17,930)        (53,473)       (43,752)
  Transfers from Other
    Divisions or Sponsor.......      28,085         15,942        113,431         30,876       1,927,581      2,492,418
  Transfers to Other Divisions
    or Sponsor.................     (26,331)       (31,340)       (63,305)       (49,420)     (1,915,632)    (2,582,473)
                                   --------       --------       --------       --------     -----------    -----------
Increase (Decrease) in Equity
  Derived from Equity
  Transactions.................       4,160        (12,723)        64,320        (18,042)         42,302        (43,111)
                                   --------       --------       --------       --------     -----------    -----------
  Net Increase (Decrease) in
    Equity.....................       7,863        (18,558)        87,762          1,430          50,019        (30,092)
Equity
  Beginning of Period..........      96,457        115,015        232,552        231,122         258,599        288,691
                                   --------       --------       --------       --------     -----------    -----------
  End of Period................    $104,320       $ 96,457       $320,314       $232,552     $   308,618    $   258,599
                                   ========       ========       ========       ========     ===========    ===========

# The initial investment in this Division was made on July 31, 2001

    The Accompanying Notes are an Integral Part of the Financial Statements

NML VARIABLE ANNUITY ACCOUNT B
Statement of Changes in Equity
(in thousands)

                                      RUSSELL MULTI-STYLE           RUSSELL AGGRESSIVE
                                        EQUITY DIVISION               EQUITY DIVISION          RUSSELL NON-U.S. DIVISION
                                  ---------------------------   ---------------------------   ---------------------------
                                   YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
(CONTINUED)                           2001           2000           2001           2000           2001           2000
-------------------------------------------------------------------------------------------------------------------------

Operations
  Net Investment Income.........    $    979       $  1,990       $   (274)      $  3,230       $   (157)      $  2,966
  Net Realized gain (loss)......      (1,771)           (50)          (817)           133         (9,703)           361
  Net Change in unrealized
    appreciation
    (depreciation)..............     (11,116)       (11,517)           (51)        (4,205)        (1,315)        (9,905)
                                    --------       --------       --------       --------       --------       --------
Increase (Decrease) in Equity...     (11,908)        (9,577)        (1,142)          (842)       (11,175)        (6,578)
                                    --------       --------       --------       --------       --------       --------

Equity Transactions
  Contract Owners' Net
    Payments....................      13,471         24,164          4,746          8,268          7,192         14,890
  Annuity Payments..............        (146)          (152)           (42)           (31)           (69)           (64)
  Surrenders and Other (net)....      (3,965)        (3,803)        (1,447)        (2,222)        (2,158)        (2,510)
  Transfers from Other Divisions
    or Sponsor..................      43,189         49,518         17,053         22,808         64,926         68,016
  Transfers to Other Divisions
    or Sponsor..................     (42,178)       (33,333)       (17,442)       (11,664)       (65,398)       (49,312)
                                    --------       --------       --------       --------       --------       --------
Increase (Decrease) in Equity
  Derived from Equity
  Transactions..................      10,371         36,394          2,868         17,159          4,493         31,020
                                    --------       --------       --------       --------       --------       --------
Net Increase (Decrease) in
  Equity........................      (1,537)        26,817          1,726         16,317         (6,682)        24,442

Equity
  Beginning of Period...........      75,746         48,929         32,663         16,346         47,341         22,899
                                    --------       --------       --------       --------       --------       --------
  End of Period.................    $ 74,209       $ 75,746       $ 34,389       $ 32,663       $ 40,659       $ 47,341
                                    ========       ========       ========       ========       ========       ========

                                      RUSSELL REAL ESTATE              RUSSELL CORE
                                      SECURITIES DIVISION              BOND DIVISION
                                  ---------------------------   ---------------------------
                                   YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
(CONTINUED)                           2001           2000           2001           2000
--------------------------------  ---------------------------------------------------------
Operations
  Net Investment Income.........    $  1,399       $   534        $  1,723       $    928
  Net Realized gain (loss)......         334           (67)             76            (49)
  Net Change in unrealized
    appreciation
    (depreciation)..............        (101)        2,416             (60)         1,021
                                    --------       -------        --------       --------
Increase (Decrease) in Equity...       1,632         2,883           1,739          1,900
                                    --------       -------        --------       --------
Equity Transactions
  Contract Owners' Net
    Payments....................       8,919         4,410           8,916          7,522
  Annuity Payments..............         (57)          (18)            (99)           (65)
  Surrenders and Other (net)....        (878)         (745)         (2,503)        (1,136)
  Transfers from Other Divisions
    or Sponsor..................      34,584        16,361          34,800         19,826
  Transfers to Other Divisions
    or Sponsor..................     (24,302)       (9,332)        (27,339)       (15,470)
                                    --------       -------        --------       --------
Increase (Decrease) in Equity
  Derived from Equity
  Transactions..................      18,266        10,676          13,775         10,677
                                    --------       -------        --------       --------
Net Increase (Decrease) in
  Equity........................      19,898        13,559          15,514         12,577
Equity
  Beginning of Period...........      20,225         6,666          26,245         13,668
                                    --------       -------        --------       --------
  End of Period.................    $ 40,123       $20,225        $ 41,759       $ 26,245
                                    ========       =======        ========       ========

# The initial investment in this Division was made on July 31, 2001

    The Accompanying Notes are an Integral Part of the Financial Statements

 Financial Highlights
NML VARIABLE ANNUITY ACCOUNT B
(For a unit outstanding during the period)


                                                                UNIT VALUE,    INCREASE
                                               YEAR OR PERIOD   BEGINNING     (DECREASE) IN   UNIT VALUE,      TOTAL      EXPENSE
                  DIVISION                        ENDED         OF PERIOD       EQUITY        END OF PERIOD   RETURN(2)   RATIO(3)
---------------------------------------------------------------------------------------------------------------------------------
Mason Street Variable Annuity Contract
Small Cap Growth Stock.......................     12/31/01       $0.880602     $(0.036131)      $0.844471       (4.10%)    0.35%
T. Rowe Price Small Cap Value (1)............     12/31/01        1.000000       0.016079        1.016079        1.61%     0.35%
Aggressive Growth Stock......................     12/31/01        0.918539      (0.185153)       0.733386      (20.16%)    0.35%
International Growth Stock (1)...............     12/31/01        1.000000      (0.095336)       0.904664       (9.53%)    0.35%
Franklin Templeton International Equity......     12/31/01        0.976718      (0.139680)       0.837038      (14.30%)    0.35%
Index 400 Stock..............................     12/31/01        1.065915      (0.010724)       1.055191       (1.01%)    0.35%
Growth Stock.................................     12/31/01        0.935336      (0.135803)       0.799533      (14.52%)    0.35%
J.P. Morgan Select Growth and Income Stock...     12/31/01        0.941839      (0.076261)       0.865578       (8.10%)    0.35%
Capital Guardian Domestic Equity (1).........     12/31/01        1.000000      (0.023315)       0.976685       (2.33%)    0.35%
Index 500 Stock..............................     12/31/01        0.914261      (0.111434)       0.802827      (12.19%)    0.35%
Asset Allocation (1).........................     12/31/01        1.000000      (0.022461)       0.977539       (2.25%)    0.35%
Balanced.....................................     12/31/01        0.980424      (0.034233)       0.946191       (3.49%)    0.35%
High Yield Bond..............................     12/31/01        0.963530       0.044906        1.008436        4.66%     0.35%
Select Bond..................................     12/31/01        1.068433       0.106624        1.175057        9.98%     0.35%
Money Market.................................     12/31/01        1.030926       0.036611        1.067537        3.55%     0.35%
Russell Multi-Style Equity...................     12/31/01        0.915914      (0.132885)       0.783029      (14.51%)    0.35%
Russell Aggressive Equity....................     12/31/01        0.958987      (0.025963)       0.933024       (2.71%)    0.35%
Russell Non-U.S..............................     12/31/01        0.895980      (0.199842)       0.696138      (22.30%)    0.35%
Russell Real Estate Securities...............     12/31/01        1.135388       0.084683        1.220071        7.46%     0.35%
Russell Core Bond............................     12/31/01        1.059056       0.074436        1.133492        7.03%     0.35%

(1) Portfolio commenced operations on July 31, 2001.
(2) Total Return includes deductions for management and other expenses; excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.
(3) Computed on an annualized basis. Does not include expenses of the underlying portfolio.

    The Accompanying Notes are an Integral Part of the Financial Statements

 Notes to Financial Statements

NML VARIABLE ANNUITY ACCOUNT B
December 31, 2001

NOTE 1 -- NML Variable Annuity Account B (the "Account") is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") used to fund variable annuity contracts ("contracts") for tax-deferred annuities, individual retirement annuities and non-qualified plans. Three versions of the contract are offered: Front Load contracts with a sales charge up to 4.5% of purchase payments; Back Load contracts with a withdrawal charge of 0-8%; and Fee-Based contracts with no sales or withdrawal charges.

NOTE 2 -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Principal accounting policies are summarized below.

NOTE 3 -- All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds (collectively known as "the Funds"). The shares are valued at the Funds' offering and redemption prices per share. The Funds are diversified open-end investment companies registered under the Investment Company Act of 1940.

NOTE 4 -- Annuity reserves are based on published annuity tables with age adjustment and benefit payments which reflect actual investment experience. For variable payment plans issued prior to January 1, 1974, annuity reserves are based on the 1955 American Annuity Table with assumed interest rates of 3% or 5%. For variable payment plans issued on or after January 1, 1974 and before January 1, 1985, annuity reserves are based on the 1971 Individual Annuity Mortality Table with assumed interest rates of 3 1/2% or 5%. For variable payment plans issued on or after January 1, 1985, annuity reserves are based on the 1983 Annuity Table a adjusted with assumed interest rates of 3 1/2% or 5%.

NOTE 5 -- Dividend income from the Funds is recorded on the ex-date of the dividends. Transactions in Funds' shares are accounted for on the trade date. The basis for determining cost on sale of the Funds' shares is identified cost. Purchases and sales of the Funds' shares for the year ended December 31, 2001 by each Division are shown below:

DIVISION                         PURCHASES          SALES
--------                         ---------          -----
Small Cap Growth Stock......   $   38,054,929   $   23,272,551
T. Rowe Price Small Cap
  Value.....................        9,893,759        1,602,022
Aggressive Growth Stock.....      446,883,667      283,691,861
International Growth
  Stock.....................        2,936,480           34,275
Franklin Templeton
  International Equity......    1,107,848,431    1,062,192,593
Index 400 Stock.............       43,084,924        6,401,871
Growth Stock................       41,366,448       30,193,469
J.P. Morgan Select Growth
  and Income Stock..........       29,216,024       26,581,408
Capital Guardian Domestic
  Equity....................       11,202,446        1,429,566
Index 500 Stock.............       87,059,124       93,828,347
Asset Allocation............       12,436,064          174,079
Balanced....................      252,712,978      171,201,705
High Yield Bond.............       23,848,557        9,717,280
Select Bond.................       87,483,962       10,894,425
Money Market................    1,321,460,263    1,271,894,336
Russell Multi-Style
  Equity....................       15,574,696        4,441,280
Russell Aggressive Equity...        5,781,864        3,386,964
Russell Non-U.S. ...........       23,071,546       18,776,512
Russell Real Estate
  Securities................       22,911,552        3,393,723
Russell Core Bond...........       18,552,325        3,113,555

NOTE 6 -- A deduction for annuity rate and expense guarantees is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued prior to December 17, 1981, the deduction is at an annual rate of 3/4 of 1% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1% annual rate.

For contracts issued after December 16, 1981 and prior to March 31, 1995, the deduction is at an annual rate of 1 1/4% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1/2% annual rate.

 Notes to Financial Statements

For contracts issued on or after March 31, 1995, for the Front Load version and the Back Load version, the deduction for annuity rate and expense guarantees is determined daily at annual rates of 4/10 of 1% and 1 1/4%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 3/4 of 1% and 1 1/2% annual rates, respectively.

For contracts issued on or after March 31, 2000, for the Front Load version and the Back Load version, the deduction for annuity rate and expense guarantees is determined daily at annual rates of 5/10 of 1% and 1 1/4%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 3/4 of 1% and 1 1/2% annual rates, respectively. The current charges will not be increased for five years from the date of the most recent Prospectus.

For contracts issued on or after June 30, 2000, for the Fee-Based version the deduction for annuity rate and expense guarantees is determined daily at an annual rate of 0.35% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased by the Board of Trustees of Northwestern Mutual not to exceed 3/4 of 1% annual rate. The current charges will not be increased for five years from the date of the most recent Prospectus.

Since 1995, Northwestern Mutual has paid a dividend to certain contracts. The dividend is reinvested in the Account and has been reflected as a Contract Owners' Net Payment in the accompanying financial statements.

NOTE 7 -- Northwestern Mutual is taxed as a "life insurance company" under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Northwestern Mutual. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

 Notes to Financial Statements

NOTE 8 -- Equity Values by Division are shown below:
(in thousands, except accumulation unit values)

                                                                                                    CONTRACTS ISSUED:
                                                        CONTRACTS ISSUED:                      AFTER DECEMBER 16, 1981 AND
                                                    PRIOR TO DECEMBER 17, 1981                   PRIOR TO MARCH 31, 1995
                                              --------------------------------------    -----------------------------------------
                                              ACCUMULATION       UNITS                  ACCUMULATION       UNITS
 DIVISION                                      UNIT VALUE     OUTSTANDING    EQUITY      UNIT VALUE     OUTSTANDING      EQUITY
 --------------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Stock...................     $1.873388           381       $   714     $1.848493         33,099      $   61,183
 T. Rowe Price Small Cap Value............      1.014387            --            --      1.012260          2,822           2,857
 Aggressive Growth Stock..................      4.760371           947         4,509      4.503663        109,860         494,771
 International Growth Stock...............      0.903153            --            --      0.901258            562             507
 Franklin Templeton International
   Equity.................................      1.996677         1,273         2,543      1.911919        125,487         239,920
 Index 400 Stock..........................      1.287807           478           615      1.270690         33,195          42,181
 Growth Stock.............................      2.554121           656         1,676      2.458020         66,217         162,764
 J.P. Morgan Select Growth and Income
   Stock..................................      2.198364           544         1,195      2.115675         67,222         142,220
 Capital Guardian Domestic Equity.........      0.975051            --            --      0.973004          2,632           2,561
 Index 500 Stock..........................      4.076752         8,787        35,821      3.857114        140,198         540,758
 Asset Allocation.........................      0.975908             6             6      0.973862          4,917           4,789
 Balanced.................................      7.787723         4,202        32,726      7.047000        237,544       1,673,976
 High Yield Bond..........................      1.543249            88           136      1.485164         20,388          30,280
 Select Bond..............................      9.174827           684         6,277      8.299723         16,893         140,208
 Money Market.............................      3.010839         1,044         3,143      2.724154         48,198         131,297
 Russell Multi-Style Equity...............      0.793888           272           216      0.783335         23,790          18,635
 Russell Aggressive Equity................      1.054435           154           162      1.040412          9,890          10,290
 Russell Non-U.S..........................      0.819680           115            94      0.808779         13,605          11,003
 Russell Real Estate Securities...........      1.247315            28            35      1.230726          9,256          11,392
 Russell Core Bond........................      1.148123            10            12      1.132872          7,626           8,639
                                                                             -------                                   ----------
   Equity.................................                                    89,880                                    3,730,231
   Annuity Reserves.......................                                     3,870                                       62,275
                                                                             -------                                   ----------
   Total Equity...........................                                   $93,750                                   $3,792,506
                                                                             =======                                   ==========

                                                        CONTRACTS ISSUED:                           CONTRACTS ISSUED:
                                                   ON OR AFTER MARCH 31, 1995                  ON OR AFTER MARCH 31, 1995
                                                       FRONT LOAD VERSION                           BACK LOAD VERSION
                                             ---------------------------------------    -----------------------------------------
                                             ACCUMULATION       UNITS                   ACCUMULATION       UNITS
 DIVISION                                     UNIT VALUE     OUTSTANDING     EQUITY      UNIT VALUE     OUTSTANDING      EQUITY
 --------------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Stock..................     $1.890848        15,922       $ 30,107     $1.848493        26,052       $   48,157
 T. Rowe Price Small Cap Value...........      1.015860         1,494          1,518      1.012260         2,002            2,027
 Aggressive Growth Stock.................      2.246524        39,699         89,185      4.503663        54,333          244,698
 International Growth Stock..............      0.904464           893            808      0.901258           478              431
 Franklin Templeton International
   Equity................................      1.662501        43,787         72,795      1.911919        63,465          121,339
 Index 400 Stock.........................      1.299809        16,642         21,631      1.270690        27,949           35,514
 Growth Stock............................      2.404787        30,388         73,076      2.458020        63,541          156,186
 J.P. Morgan Select Growth and Income
   Stock.................................      2.069175        29,263         60,551      2.115675        65,286          138,125
 Capital Guardian Domestic Equity........      0.976476         1,938          1,893      0.973004         2,436            2,370
 Index 500 Stock.........................      2.494890        59,351        148,074      3.857114        93,733          361,539
 Asset Allocation........................      0.977328         2,156          2,107      0.973862         2,595            2,527
 Balanced................................      2.031286        88,805        180,388      7.047000        57,631          406,128
 High Yield Bond.........................      1.474181        15,352         22,631      1.485164        27,704           41,146
 Select Bond.............................      1.606263        31,705         50,926      8.299723        10,114           83,940
 Money Market............................      1.379910        38,574         53,229      2.724154        25,637           69,839
 Russell Multi-Style Equity..............      0.801293        23,334         18,698      0.783335        26,373           20,659
 Russell Aggressive Equity...............      1.064253         7,916          8,425      1.040412         8,919            9,279
 Russell Non-U.S.........................      0.827309        12,452         10,302      0.808779        12,691           10,265
 Russell Real Estate Securities..........      1.258915         6,201          7,806      1.230726         7,837            9,645
 Russell Core Bond.......................      1.158815        10,027         11,619      1.132872         8,767            9,932
                                                                            --------                                   ----------
   Equity................................                                    865,769                                    1,773,746
   Annuity Reserves......................                                      9,309                                       29,349
                                                                            --------                                   ----------
   Total Equity..........................                                   $875,078                                   $1,803,095
                                                                            ========                                   ==========

 Notes to Financial Statements

                                                          CONTRACTS ISSUED:                          CONTRACTS ISSUED:
                                                     ON OR AFTER MARCH 31, 2000                 ON OR AFTER MARCH 31, 2000
                                                         FRONT LOAD VERSION                          BACK LOAD VERSION
                                               ---------------------------------------    ---------------------------------------
                                               ACCUMULATION       UNITS                   ACCUMULATION       UNITS
 DIVISION                                       UNIT VALUE     OUTSTANDING     EQUITY      UNIT VALUE     OUTSTANDING     EQUITY
 --------------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Stock....................     $0.865935        13,883       $ 12,022     $1.848493         9,860       $ 18,227
 T. Rowe Price Small Cap Value.............      1.015445           969            984      1.012260         1,215          1,230
 Aggressive Growth Stock...................      0.719033        19,894         14,304      4.503663         5,064         22,804
 International Growth Stock................      0.904093           502            454      0.901258           602            542
 Franklin Templeton International Equity...      0.851962        13,406         11,421      1.911919         6,861         13,117
 Index 400 Stock...........................      1.023646        11,324         11,592      1.270690        13,127         16,681
 Growth Stock..............................      0.782628        17,374         13,598      2.458020         8,560         21,041
 J.P. Morgan Select Growth and Income
   Stock...................................      0.814020        10,592          8,622      2.115675         5,243         11,093
 Capital Guardian Domestic Equity..........      0.976072         1,364          1,331      0.973004         1,486          1,446
 Index 500 Stock...........................      0.779001        29,925         23,312      3.857114         8,435         32,535
 Asset Allocation..........................      0.976926         1,019            995      0.973862         1,831          1,783
 Balanced..................................      0.937735        47,955         44,969      7.047000         8,427         59,388
 High Yield Bond...........................      1.006773         4,079          4,106      1.485164         2,773          4,118
 Select Bond...............................      1.184790        13,121         15,546      8.299723         2,098         17,409
 Money Market..............................      1.079788        21,133         22,820      2.724154         9,318         25,382
 Russell Multi-Style Equity................      0.751294         9,523          7,155      0.783335         9,084          7,116
 Russell Aggressive Equity.................      0.903873         3,416          3,088      1.040412         2,556          2,659
 Russell Non-U.S...........................      0.659991         6,653          4,391      0.808779         4,874          3,942
 Russell Real Estate Securities............      1.331406         3,359          4,473      1.230726         4,572          5,627
 Russell Core Bond.........................      1.148513         4,757          5,464      1.132872         4,019          4,553
                                                                              --------                                   --------
   Equity..................................                                    210,647                                    270,693
   Annuity Reserves........................                                      1,334                                      3,944
                                                                              --------                                   --------
   Total Equity............................                                   $211,981                                   $274,637
                                                                              ========                                   ========

                                                          CONTRACTS ISSUED:
                                                      ON OR AFTER JUNE 30, 2000
                                                          FEE-BASED VERSION
                                               ---------------------------------------
                                               ACCUMULATION       UNITS
 DIVISION                                       UNIT VALUE     OUTSTANDING     EQUITY
 -------------------------------------------------------------------------------------
 Small Cap Growth Stock....................     $0.844471           508       $    429
 T. Rowe Price Small Cap Value.............      1.016079            23             23
 Aggressive Growth Stock...................      0.733386           583            427
 International Growth Stock................      0.904664           130            117
 Franklin Templeton International Equity...      0.837038           699            585
 Index 400 Stock...........................      1.055191           360            380
 Growth Stock..............................      0.799533           609            487
 J.P. Morgan Select Growth and Income
   Stock...................................      0.865578           578            500
 Capital Guardian Domestic Equity..........      0.976685           210            205
 Index 500 Stock...........................      0.802827           501            403
 Asset Allocation..........................      0.977539            --             --
 Balanced..................................      0.946191           410            388
 High Yield Bond...........................      1.008436           150            152
 Select Bond...............................      1.175057           499            586
 Money Market..............................      1.067537            79             85
 Russell Multi-Style Equity................      0.783029           614            481
 Russell Aggressive Equity.................      0.933024           181            169
 Russell Non-U.S...........................      0.696138           334            233
 Russell Real Estate Securities............      1.220071           358            436
 Russell Core Bond.........................      1.133492           488            553
                                                                              --------
   Equity..................................                                      6,639
   Annuity Reserves........................                                         --
                                                                              --------
   Total Equity............................                                   $  6,639
                                                                              ========

 Accountants' Report

[PRICEWATERHOUSECOOPERS LLP LOGO]

Report of Independent Accountants

To The Northwestern Mutual Life Insurance Company and
Contract Owners of NML Variable Annuity Account B

In our opinion, the accompanying combined statement of assets and liabilities and the related combined and separate statements of operations and of changes in equity and financial highlights, present fairly, in all material respects, the financial position of NML Variable Annuity Account B and its Small Cap Growth Stock Division, T. Rowe Price Small Cap Value Division, Aggressive Growth Stock Division, International Growth Stock Division, Franklin Templeton International Equity Division, Index 400 Stock Division, Growth Stock Division, J.P. Morgan Select Growth & Income Stock Division, Capital Guardian Domestic Equity Division, Index 500 Stock Division, Asset Allocation Division, Balanced Division, High Yield Bond Division, Select Bond Division, Money Market Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-U.S. Division, Russell Real Estate Securities Division and Russell Core Bond Division thereof at December 31, 2001, the results of each of their operations for the year or period then ended and the changes in each of their equity for the two years or the period then ended and the financial highlights for the year or period then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of The Northwestern Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 2001 with Northwestern Mutual Series Fund, Inc., and the Russell Insurance Funds, provide a reasonable basis for our opinion.

[PRICEWATERHOUSECOOPERS LLP LOGO]

Milwaukee, Wisconsin
January 25, 2002

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Financial Position
(in millions)

The following financial statement of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual to meet its obligations under the Policies.

                                                                   DECEMBER 31,
                                                                ------------------
                                                                 2001       2000
----------------------------------------------------------------------------------
ASSETS
  Bonds.....................................................    $44,306    $40,607
  Common and preferred stocks...............................      5,369      6,216
  Mortgage loans............................................     15,164     14,431
  Real estate...............................................      1,671      1,627
  Policy loans..............................................      9,028      8,504
  Other investments.........................................      4,817      4,508
  Cash and temporary investments............................      2,018      1,217
                                                                -------    -------
    TOTAL INVESTMENTS.......................................     82,373     77,110
  Due and accrued investment income.........................      1,048      1,008
  Net deferred tax assets...................................      1,602         --
  Deferred premium and other assets.........................      1,583      1,510
  Separate account assets...................................     11,786     12,497
                                                                -------    -------
    TOTAL ASSETS............................................    $98,392    $92,125
                                                                =======    =======

LIABILITIES AND SURPLUS
  Reserves for policy benefits..............................    $68,432    $62,816
  Policyowner dividends payable.............................      3,650      3,350
  Interest maintenance reserve..............................        375        378
  Asset valuation reserve...................................      2,034      2,298
  Income taxes payable......................................      1,329      1,228
  Other liabilities.........................................      3,894      3,662
  Separate account liabilities..............................     11,786     12,497
                                                                -------    -------
    TOTAL LIABILITIES.......................................     91,500     86,229
  Surplus...................................................      6,892      5,896
                                                                -------    -------
    TOTAL LIABILITIES AND SURPLUS...........................    $98,392    $92,125
                                                                =======    =======

   The Accompanying Notes are an Integral Part of these Financial Statements

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Operations
(in millions)

                                                                     FOR THE YEAR ENDED
                                                                        DECEMBER 31,
                                                                -----------------------------
                                                                 2001       2000       1999
---------------------------------------------------------------------------------------------
REVENUE
  Premiums..................................................    $ 9,408    $ 8,925    $ 8,344
  Net investment income.....................................      5,532      5,339      4,766
  Other income..............................................        405      1,118        970
                                                                -------    -------    -------
    TOTAL REVENUE...........................................     15,345     15,382     14,080
                                                                -------    -------    -------

BENEFITS AND EXPENSES
  Benefit payments to policyowners and beneficiaries........      3,808      4,541      4,023
  Net additions to policy benefit reserves..................      5,367      4,815      4,469
  Net transfers to separate accounts........................        502        469        516
                                                                -------    -------    -------
    TOTAL BENEFITS..........................................      9,677      9,825      9,008
  Commissions and operating expenses........................      1,453      1,416      1,287
                                                                -------    -------    -------
    TOTAL BENEFITS AND EXPENSES.............................     11,130     11,241     10,295
                                                                -------    -------    -------
    GAIN FROM OPERATIONS BEFORE DIVIDENDS AND TAXES.........      4,215      4,141      3,785
  Policyowner dividends.....................................      3,651      3,334      3,091
                                                                -------    -------    -------
    GAIN FROM OPERATIONS BEFORE TAXES.......................        564        807        694
  Income tax expense........................................        173        125        203
                                                                -------    -------    -------
    NET GAIN FROM OPERATIONS................................        391        682        491
  Net realized capital gains................................        259      1,147        846
                                                                -------    -------    -------
    NET INCOME..............................................    $   650    $ 1,829    $ 1,337
                                                                =======    =======    =======

   The Accompanying Notes are an Integral Part of these Financial Statements

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Changes in Surplus
(in millions)

                                                                    FOR THE YEAR ENDED
                                                                       DECEMBER 31,
                                                                ---------------------------
                                                                 2001      2000       1999
-------------------------------------------------------------------------------------------

BEGINNING OF YEAR BALANCE...................................    $5,896    $ 5,069    $4,741
  Net income................................................       650      1,829     1,337
  Increase (decrease) in net unrealized gains...............      (555)    (1,043)      213
  (Increase) decrease in asset valuation reserve............       264         73      (377)
  Charge-off of goodwill (Note 11)..........................        (9)       (12)     (842)
  Cumulative effect of changes in accounting principles
    (Note 1)................................................       749      --         --
  Increase in net deferred tax assets.......................        73      --         --
  Change in reserve valuation basis (Note 5)................       (61)     --         --
  Other net decreases.......................................      (115)       (20)       (3)
                                                                ------    -------    ------
    NET INCREASE IN SURPLUS.................................       996        827       328
                                                                ------    -------    ------

END OF YEAR BALANCE.........................................    $6,892    $ 5,896    $5,069
                                                                ======    =======    ======

   The Accompanying Notes are an Integral Part of these Financial Statements

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Cash Flows
(in millions)

                                                                    FOR THE YEAR ENDED
                                                                       DECEMBER 31,
                                                                --------------------------
                                                                 2001      2000      1999
------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
  Premiums and other income received........................    $6,607    $6,279    $5,881
  Investment income received................................     5,527     5,000     4,476
  Disbursement of policy loans, net of repayments...........      (524)     (566)     (358)
  Payments to policyowners and beneficiaries................    (3,996)   (3,967)   (3,495)
  Net transfers to separate accounts........................      (534)     (469)     (516)
  Commissions, expenses and taxes paid......................    (1,708)   (1,845)   (1,699)
  Other, net................................................       202       224       (56)
                                                                ------    ------    ------
      NET CASH PROVIDED BY OPERATING ACTIVITIES.............     5,574     4,656     4,233
                                                                ------    ------    ------

CASH FLOWS FROM INVESTING ACTIVITIES:
  PROCEEDS FROM INVESTMENTS SOLD OR MATURED:
    Bonds...................................................    35,318    29,539    20,788
    Common and preferred stocks.............................    15,465     9,437    13,331
    Mortgage loans..........................................     1,174     1,198     1,356
    Real estate.............................................       244       302       216
    Other investments.......................................       413       659       830
                                                                ------    ------    ------
                                                                52,614    41,135    36,521
                                                                ------    ------    ------
  COST OF INVESTMENTS ACQUIRED:
    Bonds...................................................    38,915    33,378    22,849
    Common and preferred stocks.............................    15,014     8,177    13,794
    Mortgage loans..........................................     2,003     2,261     2,500
    Real estate.............................................       353       224       362
    Other investments.......................................     1,106     1,535     1,864
                                                                ------    ------    ------
                                                                57,391    45,575    41,369
                                                                ------    ------    ------
  Net increase (decrease) due to securities lending and
    other...................................................         4      (158)      499
                                                                ------    ------    ------
      NET CASH USED IN INVESTING ACTIVITIES.................    (4,773)   (4,598)   (4,349)
                                                                ------    ------    ------
      NET INCREASE (DECREASE) IN CASH AND TEMPORARY
       INVESTMENTS..........................................       801        58      (116)
Cash and temporary investments, beginning of year...........     1,217     1,159     1,275
                                                                ------    ------    ------
Cash and temporary investments, end of year.................    $2,018    $1,217    $1,159
                                                                ======    ======    ======

   The Accompanying Notes are an Integral Part of these Financial Statements

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Notes to Consolidated Statutory Financial Statements
December 31, 2001, 2000 and 1999

1. BASIS OF PRESENTATION AND CHANGES IN ACCOUNTING PRINCIPLES
The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company and its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (together, "the Company"). All intercompany balances and transactions have been eliminated. The Company offers life, annuity, disability income and long-term care insurance products to the personal, business, estate and tax-qualified markets.

The consolidated financial statements were prepared in conformity with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin ("statutory basis of accounting"). Effective January 1, 2001, insurance companies domiciled in Wisconsin are required to prepare statutory basis financial statements in accordance with the new National Association of Insurance Commissioners ("NAIC") Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin ("OCI").

These new requirements differ from those used prior to January 1, 2001, primarily because under the new statutory accounting principles: (1) deferred tax balances are established for temporary differences between book and tax bases of certain assets and liabilities, (2) investment valuation adjustments on impaired assets are measured differently and are reported as realized losses,
(3) pension and other employee benefit obligations are accounted for based on the funded status of the related plans, (4) recognition of earnings from unconsolidated subsidiaries and affiliates as net investment income is limited to dividends received, (5) certain software costs can be capitalized and amortized to expense over a maximum of five years, and (6) premiums, benefits and reserve changes for policies that do not have significant mortality or morbidity risks ("deposit-type contracts") are not included in revenue or benefits as reported in the consolidated statement of operations.

The cumulative effect of adoption of these new accounting principles was reported as an adjustment to surplus as of January 1, 2001, with no restatement of prior periods permitted. This cumulative effect was the difference in the amount of surplus that would have been reported at that date if the new accounting principles had been retroactively applied to all prior periods. The cumulative effect of these accounting changes increased surplus by $749 million at that date, and included the following (in millions):

Deferred tax accounting...........................    $850
Pension plan liabilities..........................     (74)
Investment valuation changes, net.................     (27)
                                                      ----
                                                      $749
                                                      ====

Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with generally accepted accounting principles ("GAAP"), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) investment valuations and insurance reserves use different methods and assumptions, (3) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statement of operations, are defined differently, (4) majority-owned, non-insurance subsidiaries are consolidated,
(5) changes in deferred taxes are reported as a component of net income, and (6) no deferral of realized gains and losses is permitted. The effects on the financial statements of the Company from the differences between the statutory basis of accounting and GAAP are material.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in conformity with the statutory basis of accounting requires management to use assumptions or make estimates that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual future results could differ from these assumptions and estimates.

INVESTMENTS
See Note 3 regarding the reported statement value and estimated fair value of the Company's investments in bonds, common and preferred stocks, mortgage loans and real estate.

POLICY LOANS
Policy loans primarily represent amounts borrowed from the Company by life insurance policyowners, secured by the cash value of the related policies. They are reported in the financial statements at unpaid principal balance.

OTHER INVESTMENTS
Other investments consist primarily of joint venture and partnership investments. These investments are valued at the Company's share of equity in the partnerships' or ventures' net assets, which approximates fair value. Other investments also include derivative financial instruments. See Note 4 regarding the Company's use of derivatives.

TEMPORARY INVESTMENTS
Temporary investments represent debt securities that have maturities of one year or less at purchase. They are reported at amortized cost, which approximates fair value.

NET INVESTMENT INCOME
Net investment income primarily represents interest and dividends received or accrued on bonds, mortgage loans, policy loans and other investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted prospectively for any change in estimated yield-to-maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made, while investment income greater than 90 days past due is nonadmitted and charged directly to surplus. Beginning January 1, 2001, net investment income also includes dividends paid to the Company from accumulated earnings of unconsolidated subsidiaries, affiliates, partnerships and joint ventures. Prior to 2001, the Company's share of undistributed earnings in these entities was recognized as net investment income using the equity method. Net investment income is reduced by investment management expenses, real estate depreciation, depletion related to energy assets and interest costs associated with securities lending.

INTEREST MAINTENANCE RESERVE
The Company is required to maintain an interest maintenance reserve ("IMR"). The IMR is used to defer realized gains and losses, net of tax, on fixed income investments resulting from changes in interest rates. Net realized gains and losses deferred to the IMR are amortized into investment income over the estimated remaining term-to-maturity of the investment sold.

INVESTMENT CAPITAL GAINS AND LOSSES
Realized investment gains and losses are recognized based upon specific identification of securities sold. Beginning January 1, 2001 realized investment gains and losses also include valuation adjustments for impairment of bonds, stocks, mortgage loans and other investments with a decline in value that management considers to be other than temporary. Prior to 2001, these valuation adjustments were classified as unrealized investment losses and only realized upon disposition. Realized capital gains and losses as reported in the consolidated statement of operations are net of any IMR deferrals and current income tax expense. See Note 3 regarding details of reported realized capital gains and losses.

Unrealized investment gains and losses primarily represent changes in the reported fair value of common stocks. Beginning January 1, 2001 changes in the Company's share of undistributed earnings in unconsolidated subsidiaries, affiliates, partnerships and joint ventures are classified as changes in unrealized capital gains and losses. Prior to 2001, the Company's share of undistributed earnings in these entities was recognized as net investment income using the equity method. See Note 3 regarding details of reported changes in unrealized capital gains and losses.

ASSET VALUATION RESERVE
The Company is required to maintain an asset valuation reserve ("AVR"). The AVR establishes a general reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is designed to protect surplus against potential declines in the value of the Company's investments. Increases or decreases in AVR are reported as direct adjustments to surplus.

SEPARATE ACCOUNTS
See Note 7 regarding separate account assets and liabilities reported by the Company.

PREMIUM REVENUE
Life insurance premiums are recognized as revenue at the beginning of each policy year. Annuity, disability income and long-term care insurance premiums are recognized as revenue when received by the Company. Premium revenue is reported net of ceded reinsurance, see Note 9.

OTHER INCOME
Other income includes considerations received on supplementary annuity contracts, ceded reinsurance expense allowances and various insurance policy charges. Beginning January 1, 2001, considerations received on supplementary contracts without life contingencies are classified as deposit-type transactions and thereby excluded from revenue. Prior to 2001, these considerations were reported as revenue.

BENEFIT PAYMENTS TO POLICYOWNERS AND BENEFICIARIES
Benefit payments to policyowners and beneficiaries include death, surrender and disability benefits, as well as matured endowments and supplementary contract payments. Beginning January 1, 2001 benefit payments on supplementary contracts without life contingencies are classified as deposit-type transactions and thereby excluded from expense. Prior to 2001, these payments were reported as benefit expense. Benefit payments are reported net of ceded reinsurance recoveries, see Note 9.

RESERVES FOR POLICY BENEFITS
See Note 5 regarding the methods and assumptions used to establish the Company's reserves for future insurance policy benefits.

COMMISSIONS AND OPERATING EXPENSES
Commissions and other operating costs, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

ELECTRONIC DATA PROCESSING EQUIPMENT AND SOFTWARE
Electronic data processing ("EDP") equipment and software used in the Company's business are reported at cost less accumulated depreciation. Beginning January 1, 2001 certain software costs are capitalized and depreciated over a maximum of five years, while EDP equipment is capitalized and depreciated over three years. Most unamortized software costs are nonadmitted assets and thereby excluded from surplus. Prior to 2001, the Company expensed all software costs, while EDP equipment was capitalized and amortized over its useful life. EDP equipment and software of $18 million and $16 million at December 31, 2001 and 2000, respectively, were net of accumulated depreciation of $44 million and $43 million, respectively, and included in other assets in the consolidated statement of financial position. Depreciation expense is recorded using the straight-line method and totaled $14 million, $8 million and $9 million for the years ended December 31, 2001, 2000 and 1999, respectively.

POLICYOWNER DIVIDENDS
Almost all life insurance policies and certain annuity and disability income policies issued by the Company are participating. Annually, the Company's Board of Trustees approves dividends payable on participating policies in the following fiscal year, which are accrued and charged to operations when approved. Participating policyowners generally have the option to direct their dividends to be paid in cash, used to reduce future premiums due or used to purchase additional insurance. A majority of dividends are used by policyowners to purchase additional insurance and are reported as premiums in the consolidated statement of operations, but are not included in premiums received or policy benefits paid in the consolidated statement of cash flows.

NONADMITTED ASSETS
Certain assets are designated as nonadmitted and thereby not permitted as a component of surplus on the statutory basis of accounting. Such assets, principally pension-related assets, amounts advanced to or due from the Company's financial representatives, and fixed assets, EDP equipment and software net of accumulated depreciation, are excluded from the consolidated statement of financial position. Changes in nonadmitted assets are reported as direct adjustments to surplus.

RECLASSIFICATION
Certain financial statement balances for 2000 and 1999 have been reclassified to conform to the current year presentation.

3. INVESTMENTS

BONDS
Investments in bonds are reported in the financial statements at amortized cost, except for bonds in default, which are reported at the lower of amortized cost or fair value.

Statement value and estimated fair value of these securities at December 31, 2001 and 2000 were as follows:

                           RECONCILIATION TO ESTIMATED FAIR VALUE
                       -----------------------------------------------
                                     GROSS        GROSS      ESTIMATED
                       STATEMENT   UNREALIZED   UNREALIZED     FAIR
DECEMBER 31, 2001        VALUE       GAINS        LOSSES       VALUE
-----------------      ---------   ----------   ----------   ---------
                                        (IN MILLIONS)
U.S. Government......   $ 4,271      $  221       $ (84)      $ 4,408
States, territories
  and possessions....       262          29       --              291
Special revenue and
  assessments........     6,032         185         (23)        6,194
Public utilities.....     2,748          86         (19)        2,815
Banks, trust and
  insurance
  companies..........     1,306          46         (18)        1,334
Industrial and
  miscellaneous......    29,685       1,026        (555)       30,156
Parent, subsidiaries
  and affiliates.....         2       --          --                2
                        -------      ------       -----       -------
  Total..............   $44,306      $1,593       $(699)      $45,200
                        =======      ======       =====       =======

                           RECONCILIATION TO ESTIMATED FAIR VALUE
                       -----------------------------------------------
                                     GROSS        GROSS      ESTIMATED
                       STATEMENT   UNREALIZED   UNREALIZED     FAIR
DECEMBER 31, 2000        VALUE       GAINS        LOSSES       VALUE
-----------------      ---------   ----------   ----------   ---------
                                        (IN MILLIONS)
U.S. Government......   $ 3,870      $  241      $   (44)     $ 4,067
States, territories
  and possessions....       261          18        --             279
Special revenue and
  assessments........     5,830         190          (26)       5,994
Public utilities.....     2,669          37          (77)       2,629
Banks, trust and
  insurance
  companies..........     1,128          29           (3)       1,154
Industrial and
  miscellaneous......    26,846         542         (888)      26,500
Parent, subsidiaries
  and affiliates.....         3       --           --               3
                        -------      ------      -------      -------
  Total..............   $40,607      $1,057      $(1,038)     $40,626
                        =======      ======      =======      =======

Estimated fair value is based upon values published by the Securities Valuation Office ("SVO") of the NAIC. In the absence of SVO-published values, estimated fair value is based upon quoted market prices, if available. For bonds without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models.

Statement value and estimated fair value by contractual maturity at December 31, 2001 is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                        STATEMENT   ESTIMATED
                                          VALUE     FAIR VALUE
                                        ---------   ----------
                                            (IN MILLIONS)
Due in one year or less...............   $   823     $   812
Due after one year through five
  years...............................     5,931       6,062
Due after five years through ten
  years...............................    13,923      14,186
Due after ten years...................    10,604      10,730
                                         -------     -------
                                          31,281      31,790
Structured securities.................    13,025      13,410
                                         -------     -------
  Total...............................   $44,306     $45,200
                                         =======     =======

COMMON AND PREFERRED STOCKS
Common stocks are reported in the financial statements at fair value, which is based upon quoted market prices, if available. For common stock without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models.

Preferred stocks rated "1" (highest quality), "2" (high quality), or "3" (medium quality) by the SVO are reported in the financial statements at amortized cost. All other preferred stock is reported at the lower of cost or fair value. Estimated fair value is based upon quoted market prices, if available. For preferred stock without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models.

For any decline in the fair value of a common or preferred stock that is considered to be other than temporary, a valuation adjustment is made to reduce the cost of the security to fair value and recognized as a realized capital loss.

MORTGAGE LOANS AND REAL ESTATE
Mortgage loans are reported in the financial statements at unpaid principal balance, less any valuation allowance or unamortized commitment or origination fees. These fees are generally deferred and amortized into investment income using the interest method. Mortgage loans are collateralized by properties located throughout the United States and Canada. The Company attempts to minimize mortgage loan investment risk by diversification of borrowers, geographic locations and types of collateral properties.

The maximum and minimum interest rates for mortgage loans originated during 2001 were 9.8% and 6.4%, respectively. The aggregate average ratio of loaned amounts to the value of collateral for mortgage loans originated during 2001 was 68%, with a maximum of 100% for any single loan.

Mortgage loans are considered impaired when, based on current information, management considers it probable that the Company will be unable to collect all principal and interest due according to the contractual terms of the loan. If necessary, a valuation adjustment is made to reduce the carrying value of an impaired loan to the lower of unpaid principal balance or estimated net realizable value based on appraisal of the collateral property. If the impairment is considered to be temporary, the change in valuation adjustment is classified as an unrealized gain or loss. Beginning January 1, 2001 valuation adjustments for impairments considered to be other than temporary are classified as realized losses. Prior to 2001, all changes in valuation adjustments were classified as unrealized gains and losses. At December 31, 2001, reported value of mortgage loans was reduced by $112 million in valuation adjustments.

Real estate investments are reported in the financial statements at cost, less encumbrances and accumulated depreciation of buildings or other improvements using a straight-line method over the estimated useful life of the improvements. An investment in real estate is considered impaired when the projected undiscounted net cash flow from the investment is less than depreciated cost. When the Company determines that an investment in real estate is impaired, a valuation adjustment is made to reduce the carrying value to estimated fair value, after encumbrances, based on appraisal of the property. At December 31, 2001, reported value of real estate investments was reduced by $52 million in valuation adjustments.

CAPITAL GAINS AND LOSSES
Realized investment gains and losses for the years ended December 31, 2001, 2000 and 1999 were as follows:

                                        FOR THE YEAR ENDED
                                        DECEMBER 31, 2001
                                  ------------------------------
                                                          NET
                                                        REALIZED
                                  REALIZED   REALIZED    GAINS
                                   GAINS      LOSSES    (LOSSES)
                                  --------   --------   --------
                                          (IN MILLIONS)
Bonds...........................   $  537    $  (674)    $(137)
Common and preferred stocks.....      863       (569)      294
Mortgage loans..................    --           (10)      (10)
Real estate.....................       85        (11)       74
Other invested assets...........      296       (149)      147
                                   ------    -------     -----
                                   $1,781    $(1,413)      368
                                   ======    =======
Less: Capital gains taxes.......                            98
Less: IMR gains (losses)........                            11
                                                         -----
Net realized capital gains......                         $ 259
                                                         =====

                                        FOR THE YEAR ENDED
                                        DECEMBER 31, 2000
                                  ------------------------------
                                                          NET
                                                        REALIZED
                                  REALIZED   REALIZED    GAINS
                                   GAINS      LOSSES    (LOSSES)
                                  --------   --------   --------
                                          (IN MILLIONS)
Bonds..........................    $  369     $(416)     $  (47)
Common and preferred stocks....     1,534      (333)      1,201
Mortgage loans.................     --          (25)        (25)
Real estate....................       101      --           101
Other invested assets..........       395      (177)        218
                                   ------     -----      ------
                                   $2,399     $(951)      1,448
                                   ======     =====
Less: Capital gains taxes......                             353
Less: IMR gains (losses).......                             (52)
                                                         ------
Net realized capital gains.....                          $1,147
                                                         ======

                                        FOR THE YEAR ENDED
                                        DECEMBER 31, 1999
                                  ------------------------------
                                                          NET
                                                        REALIZED
                                  REALIZED   REALIZED    GAINS
                                   GAINS      LOSSES    (LOSSES)
                                  --------   --------   --------
                                          (IN MILLIONS)
Bonds..........................    $  219     $(404)     $ (185)
Common and preferred stocks....     1,270      (255)      1,015
Mortgage loans.................        22       (12)         10
Real estate....................        92      --            92
Other invested assets..........       308      (189)        119
                                   ------     -----      ------
                                   $1,911     $(860)      1,051
                                   ======     =====
Less: Capital gains taxes......                             244
Less: IMR gains (losses).......                             (39)
                                                         ------
Net realized capital gains.....                          $  846
                                                         ======

Proceeds on the sale of securities totaled $30 billion, $25 billion, and $16 billion for the years ended December 31, 2001, 2000 and 1999, respectively.

Changes in net unrealized investment gains and losses for the years ended December 31, 2001, 2000 and 1999 were as follows:

                                        FOR THE YEAR ENDED
                                           DECEMBER 31,
                                      -----------------------
                                      2001     2000     1999
                                      -----   -------   -----
                                           (IN MILLIONS)
Bonds...............................  $ (15)  $  (208)  $(178)
Common and preferred stocks.........   (699)     (851)    415
Mortgage loans......................   --          (2)    (10)
Real estate.........................   --          (4)     (2)
Other investments...................   (193)       22     (12)
                                      -----   -------   -----
                                       (907)  $(1,043)  $ 213
                                              =======   =====
Change in deferred taxes............    352
                                      -----
                                      $(555)
                                      =====

See Note 10 regarding the accounting change in 2001 for deferred taxes.

SECURITIES LENDING
The Company has entered into securities lending agreements whereby certain securities are loaned to third parties, primarily major brokerage firms. The Company's policy requires a minimum of 102% of the fair value of the loaned securities as collateral, calculated on a daily basis in the form of either cash or securities. Collateral assets held and the related liability due to counterparties of $1.3 billion and $1.4 billion are included in the consolidated statement of financial position at December 31, 2001 and 2000, respectively, and approximate the statement value of securities loaned at those dates.

4. DERIVATIVE FINANCIAL INSTRUMENTS
In the normal course of business, the Company enters into transactions to reduce its exposure to fluctuations in interest rates, foreign currency exchange rates and market volatility. Market risk arises from changes in the fair value of the underlying instruments. The Company is also exposed to credit risk in the event of nonperformance of the counterparties.

Derivative investments are classified as other investments in the consolidated statement of financial position. Derivative financial instruments that hedge specific assets and liabilities are reported in a manner consistent with the hedged item (e.g. at amortized cost or fair value), while derivative financial instruments that hedge a portfolio of assets or liabilities are reported at fair value. Fair value is estimated as the amount that the Company would expect to receive or pay upon termination of the contract at the reporting date. Changes in the carrying value of derivatives that hedge a portfolio of assets or liabilities are reported as realized capital gains and losses.

The Company held the following positions for hedging purposes at December 31, 2001 and 2000:

                                                                      DECEMBER 31, 2001                  DECEMBER 31, 2000
                                                                -----------------------------      -----------------------------
                                                                CARRYING    NOTIONAL    FAIR       CARRYING    NOTIONAL    FAIR
DERIVATIVE INSTRUMENT                                            VALUE       AMOUNT     VALUE       VALUE       AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                         (IN MILLIONS)
SPECIFIC HEDGES:
  Foreign currency swaps....................................        1          70        11            6         118         5
  Forward contracts.........................................       --         200         3           --         400        10
  Interest rate swaps.......................................        1          88         6           --          83         2
  Swaptions/interest rate floors............................       14         829        32           16         977        16
  Default swaps.............................................       --          57        --           --          52        --

PORTFOLIO HEDGES:
  Common stock futures and equity swaps.....................        9         221         9           28         565        28
  Financial futures.........................................       (2)        203        (2)          --          --        --
  Foreign currency forward contracts........................       --         502        --          (26)        803        (3)

The carrying value of derivative financial instruments includes receivables of $9 million and $23 million at December 31, 2001 and 2000, respectively. The notional or contractual amounts of derivative financial instruments are used to denominate the transactions and do not represent the amounts exchanged between the parties.

The Company uses foreign currency swaps, which are traded over-the-counter, to hedge its exposure to bond cash-flows denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a specified rate of exchange in the future.

The Company uses forward contracts to buy or sell a financial instrument at a specified future date. Forward contracts fix the price, quantity, quality and date of the purchase and sale. Some forward contracts involve the initial payment of cash and may be settled in cash instead of physical delivery of the underlying instrument.

The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments. An interest rate swap is a contractual agreement to exchange payments based on the actual or expected price level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty the stream of variable interest payments based on the coupon payments from the hedged bonds, and in turn, receives a fixed payment from the counterparty, at a predetermined interest rate. The net receipts/payments from these interest rate swaps are recorded in net investment income.

The Company uses swaptions and interest rate floors to hedge against the negative impact of a significant and sustained increase or decrease in interest rates. The purpose of the Company's swaption program is to protect against the effect of rising interest rates. Swaptions entitle the Company to receive settlement payments from the counterparties on specified expiration date, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The premium paid for the swaptions is included in other investments and is amortized into interest income over the term of the agreements. Floors are option contracts in which the floor seller, in return for a premium, agrees to limit the risk associated with a decline in a reference rate or index.

The Company uses default swaps to hedge against a drop in bond prices due to credit concerns of certain bond issuers. A credit swap allows the Company to put the bond back to the counterparty at par upon a credit event by the bond issuer. A credit event is defined as bankruptcy, failure to pay, or obligation acceleration.

The Company uses common stock futures and equity swaps to mitigate its exposure to equity market fluctuations. Futures are standardized forward contracts traded on organized exchanges. Swaps are contracts to exchange, for a period of time, the investment performance of one underlying instrument for the investment performance of another underlying instrument, typically without exchanging the instruments themselves.

The Company uses financial futures contracts to hedge against interest rate risks on a portion of its fixed maturity securities. These contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. They may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market value of financial futures contracts are made daily.

The Company uses foreign currency forward contracts, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments denominated in foreign currencies. The foreign currency forward contracts obligate the Company to deliver a specified amount of foreign currency at a future date at a specified exchange rate.

5. RESERVES FOR POLICY BENEFITS
Reserves for policy benefits represent the estimated net present value of future policy benefits, less future policy premiums, established using actuarial methods based on mortality and morbidity experience tables and valuation interest rates prescribed by the OCI. Use of these actuarial tables and methods involves estimation of future mortality and morbidity. Actual future experience could differ from the assumptions used to make these estimates.

Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner's Reserve Valuation Method ("CRVM") with interest rates ranging from 3 1/2% to 5 1/2%. Other life policy reserves are primarily based on the net level premium method, employing various mortality tables at interest rates ranging from 2% to 4 1/2%. As of December 31, 2001, the Company has $690 billion of total life insurance in-force, including $7 billion of life insurance in-force for which the gross premiums are less than the net premiums according to the standard valuation methods and assumptions set by the OCI.

As of January 1, 2001, the Company changed the valuation basis for reserves on certain term life insurance policies. The impact of this change increased policy benefit reserves by $61 million, and is reported as a direct reduction of surplus for the year ended December 31, 2001.

Tabular cost has been determined from the basic data for the calculation of policy reserves. Tabular less actual reserves released has been determined from the basic data for the calculation of reserves and reserves released. Tabular interest has been determined from the basic data for the calculation of policy reserves. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation rate of interest times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

Additional premiums are charged for substandard lives for policies issued after January 1, 1956. Net level premium or CRVM mean reserves are based on multiple mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of insured and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

Deferred annuity reserves on contracts issued since 1985 are primarily valued using the Commissioner's Annuity Reserve Valuation Method with interest rates ranging from 3 1/2% to 6 1/4%. Other deferred annuity reserves are based on contract value. Immediate annuity reserves are based on present values of expected benefit payments at interest rates ranging from 3 1/2% to 7 1/2%. Beginning January 1, 2001 changes in future policy benefits on supplementary contracts without life contingencies are classified as deposit-type transactions and thereby excluded from net additions to policy benefit reserves in the consolidated statement of operations. Prior to 2001, these reserve changes were reported as a component of operations.

At December 31, 2001, the withdrawal characteristics of the Company's annuity reserves and deposit liabilities were as follows:

                                           AMOUNT     PERCENT
                                           -------    -------
                                             (IN MILLIONS)
Subject to discretionary
  withdrawal -- with market value
  adjustment...........................    $ 8,936     63.5%
Subject to discretionary
  withdrawal -- without market value
  adjustment...........................      2,260     16.1%
Not subject to discretionary withdrawal
  provision............................      2,869     20.4%
                                           -------     -----
                                           $14,065    100.0%
                                           =======

Active life reserves for disability income ("DI") policies issued since 1987 are primarily based on the two-year preliminary term method using a 4% interest rate and the 1985 Commissioner's Individual Disability Table A ("CIDA") for morbidity. Active life reserves for prior DI policies are based on the net level premium method, interest rates ranging from 3% to 4% and the 1964 Commissioner's Disability Table for morbidity. Disabled life reserves for DI policies are based on the present values of expected benefit payments, primarily using the 1985 CIDA (modified for Company experience in the first four years of disability) and interest rates ranging from 3% to 5 1/2%.

6. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED
Gross deferred and uncollected insurance premiums represent premiums due to be received from policyowners through the next policy anniversary date. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected premiums at December 31, 2001 were as follows:

TYPE OF BUSINESS                            GROSS      NET
----------------                            ------    ------
                                             (IN MILLIONS)
Ordinary new business...................    $  145    $   77
Ordinary renewal........................     1,351     1,103
                                            ------    ------
                                            $1,496    $1,180
                                            ======    ======

7. SEPARATE ACCOUNTS
Separate account assets and related policy liabilities represent the segregation of funds deposited by variable life insurance and annuity policyowners. Policyowners bear the investment performance risk associated with variable products. Separate account assets are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity policyowners also have the option to invest in a fixed interest rate annuity in the general account of the Company. Separate account assets are reported at fair value based primarily on quoted market prices.

All separate accounts liabilities are non-guaranteed. Following is a summary of separate account liabilities by withdrawal characteristic at December 31, 2001 (in millions):

At market value................................    $ 9,780
Not subject to discretionary withdrawal........      1,762
Non-policy liabilities.........................        244
                                                   -------
  Total........................................    $11,786
                                                   =======

Separate account premiums and other considerations received during the year ended December 31, 2001 were $1,419 million and reported as revenues in the consolidated statement of operations. Following is a summary reconciliation of amounts reported as transfers to and from separate accounts in the summary of operations of the Company's NAIC Separate Account Annual Statement and the amount reported as net transfers to separate accounts in the accompanying statement of operations for the year ended December 31, 2001 (in millions):

From Separate Account Annual Statement:
  Transfers to Separate Accounts.................  $ 1,419
  Transfers from Separate Accounts...............   (1,128)
                                                   -------
                                                       291
Reconciling adjustments:
  Investment management and administrative
    charges......................................       72
  Mortality, breakage and taxes..................      139
                                                   -------
    Net transfers to separate accounts...........  $   502
                                                   =======

8. EMPLOYEE AND REPRESENTATIVE BENEFIT PLANS
The Company sponsors noncontributory defined benefit retirement plans for all eligible employees and field representatives. These include tax-qualified plans, as well as nonqualified plans that provide benefits to certain participants in excess of ERISA limits for qualified plans. The Company's policy is to fully fund the obligations of qualified plans in accordance with ERISA requirements.

Beginning January 1, 2001 the costs associated with these retirement benefits are expensed over the period that the participant provides services to the Company, including recognition of pension assets and liabilities based on the funded status of the related plans. Pension assets are nonadmitted and thereby excluded from surplus. Prior to 2001, the Company recognized pension expense only in the periods in which contributions to plan assets were made.

In addition to pension benefits, the Company provides certain health care and life insurance benefits ("postretirement benefits") to retired employees, representatives and eligible dependents. Substantially all employees and representatives will become eligible for these benefits if they reach retirement age while working for the Company.

The funded status of the Company's defined benefit plans, both funded and unfunded, and postretirement benefits at December 31, 2001 were as follows:

                             FUNDED   UNFUNDED   POSTRETIREMENT
                             PLANS     PLANS        BENEFITS
                             ------   --------   --------------
                                       (IN MILLIONS)
Accumulated benefit
  obligation:
  Vested participants......  $ 874     $ 169          $ 96
  Nonvested participants...     10         1            --
                             ------    -----          ----
                               884       170            96
Effect of future salary
  increases................    240        71            --
                             ------    -----          ----
  Projected benefit
    obligation.............  1,124       241            96
Plan assets at fair
  value....................  1,819        (4)           24
                             ------    -----          ----
  Funded status............    695      (245)          (72)
Unrecognized transition
  (asset) liability........   (657)     --              --
                             ------    -----          ----
  Net pension asset
    (liability)............  $  38     $(245)         $(72)
                             ======    =====          ====

The projected benefit obligations were estimated using a discount rate of 7%, an assumed long-term rate of return on plan assets of 9%, and assumptions regarding future employee turnover and compensation trends based on Company experience. Plan assets are invested primarily in common stocks and corporate debt securities through a separate account of the Company. Fair value of plan assets is based primarily on quoted market value.

Changes in projected benefit obligations and plan assets during the year ended December 31, 2001 were as follows:

                                      PENSION   POSTRETIREMENT
                                       PLANS       BENEFITS
                                      -------   --------------
                                           (IN MILLIONS)
Benefit obligation at January 1.....  $1,259         $89
Changes in benefit obligation:
  Service cost......................      50           7
  Interest cost.....................      86           6
  Benefits paid.....................     (30)         (6)
                                      ------         ---
Benefit obligation at December 31...  $1,365         $96
                                      ======         ===
Fair value of plan assets at January
  1.................................  $1,694         $23
Changes in plan assets:
  Expected return on plan assets....     151           2
  Benefits paid.....................     (30)         (1)
                                      ------         ---
Fair value of plan assets at
  December 31.......................  $1,815         $24
                                      ======         ===

The components of net periodic pension expense (benefit) for the year ended December 31, 2001 were as follows (in millions):

Service cost of benefits earned....................  $  50
Interest cost on projected obligations.............     86
Expected return on plan assets.....................   (151)
                                                     -----
  Net periodic pension expense (benefit)...........  $ (15)
                                                     =====

The components of net periodic postretirement expense (benefit) for the year ended December 31, 2001 were as follows (in millions):

Service cost of benefits earned.....................  $ 7
Interest cost on projected obligations..............    6
Expected return on plan assets......................   (2)
                                                      ---
  Net periodic postretirement expense...............  $11
                                                      ===

The accumulated postretirement benefit obligation was estimated using a discount rate of 7%, an assumed rate of return on plan assets of 9%, and assumptions regarding participant retirement, morbidity and mortality based on Company experience. The estimate also assumes a health care cost rate increase of 10% per year, grading down 1% to an ultimate rate of 5% after 5 years. A further increase in the assumed healthcare cost trend of 1% in each year would increase the accumulated postretirement benefit obligation as of December 31, 2001 by $8 million and net periodic postretirement benefit expense during 2001 by $1 million. A decrease in the assumed healthcare cost trend of 1% in each year would decrease the accumulated postretirement benefit obligation as of December 31, 2001 by $8 million and net periodic postretirement benefit expense during 2001 by $1 million.

The Company also sponsors a contributory 401(k) plan for eligible employees and a noncontributory defined contribution plan for full-time representatives. For the years ended December 31, 2001, 2000 and 1999 the Company expensed total contributions to these plans of $20 million, $19 million and $18 million, respectively.

9. REINSURANCE
In the normal course of business, the Company seeks to limit its life insurance exposure to loss on any single insured and to recover a portion of benefits paid by ceding insurance coverage to reinsurers under excess and coinsurance contracts. The Company retains a maximum of $25 million of coverage per individual life and $35 million maximum of coverage per joint life. The Company also has an excess reinsurance contract for certain disability income policies with retention limits varying based upon coverage type.

The amounts shown in the consolidated financial statements are reported net of reinsurance. Reserves for policy benefits at December 31, 2001 and 2000 were reported net of ceded reserves of $757 million and $663 million, respectively.

The effect of reinsurance on premium revenue and benefits expense for the years ended December 31, 2001, 2000 and 1999 was as follows:

                                        FOR THE YEAR ENDED
                                           DECEMBER 31,
                                    --------------------------
                                     2001      2000      1999
                                    ------    ------    ------
                                          (IN MILLIONS)
Direct premium revenue..........    $9,956    $9,419    $8,785
Premiums ceded..................      (548)     (494)     (441)
                                    ------    ------    ------
  Net premium revenue               $9,408    $8,925    $8,344
                                    ======    ======    ======
Direct benefits expense.........    10,109    10,140    $9,270
Benefits ceded..................      (432)     (315)     (262)
                                    ------    ------    ------
  Net benefits expense..........    $9,677    $9,825    $9,008
                                    ======    ======    ======

In addition, the Company received $161 million, $146 million and $133 million for the years ended December 31, 2001, 2000 and 1999, respectively, from reinsurers as allowances for reimbursement of commissions and other expenses on ceded business. These amounts are included in other income in the consolidated statement of operations.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company attempts to minimize this risk by diversifying its reinsurance coverage among a number of reinsurers that meet its standards for strong financial condition.

10. INCOME TAXES
The Company files a consolidated federal income tax return with the following entities:

  Northwestern Mutual Investment Services, LLC
  Northwestern International Holdings, Inc.
  NML Real Estate Holdings, LLC and subsidiaries
  NML Securities Holdings, LLC and subsidiaries
  Northwestern Investment Management Company, LLC
  Northwestern Securities Holdings, LLC
  Northwestern Mutual Trust Company
  Baird Holding Company
  Frank Russell Company

  Bradford, Inc.
  Network Planning Advisors, LLC
  Mason Street Advisors, LLC
  NML -- CBO, LLC

Under written tax sharing agreements, the Company collects from or refunds to these subsidiaries income taxes determined as if the subsidiaries filed separate tax returns. Federal income tax returns for years through 1997 are closed as to further assessment of tax. Adequate provision has been made in the financial statements for any additional taxes that may become due with respect to the open years.

Beginning January 1, 2001 the Company accounts for deferred tax assets and liabilities, which reflect the financial statement impact of cumulative temporary differences between the tax and financial statement bases of assets and liabilities. Prior to 2001, no deferred tax balances were reported. The components of the net deferred tax asset at December 31, 2001 were as follows (in millions):

Deferred tax assets.............................    $3,053
Deferred tax liabilities........................    (1,451)
                                                    ------
  Net deferred tax assets.......................    $1,602
                                                    ======

Deferred tax assets relate primarily to temporary differences between the tax and financial statement bases of policy benefit liabilities, as well as the temporary difference created by unamortized policy acquisition costs capitalized for tax purposes. Deferred tax assets increased by $374 million for the year ended December 31, 2001 due primarily to increases in these same temporary differences. Deferred tax liabilities relate primarily to temporary differences between the tax and financial statement bases of investments. Deferred tax liabilities decreased by $51 million for the year ended December 31, 2001 due primarily to changes in temporary differences relating to investments.

Changes in deferred tax assets and liabilities related to changes in unrealized gains and losses on investments are reported as a component of changes in unrealized capital gains and losses in the consolidated statement of changes in surplus. Other changes in deferred tax assets and liabilities are direct adjustments to surplus and separately reported in the consolidated statement of changes in surplus.

The Company's taxable income can vary significantly from gain from operations before taxes due to differences between book and tax valuation of assets and liabilities. Also, the Company must capitalize and amortize for tax purposes, as opposed to immediately deducting, an amount deemed to represent the cost of acquiring new business ("DAC tax"). Further, the Company pays an "equity tax" that is assessed only on the surplus of mutual life insurance companies.

The Company's effective tax rate of 21%, for the year ended December 31, 2001, is determined as the relationship between the sum of total taxes, including those that affect net income and changes in deferred taxes not related to unrealized gains and losses on investments, to the sum of gain from operations before taxes and pretax net realized gains. This rate was less than the federal corporate tax rate of 35% due primarily to differences between book and tax basis amounts of net investment income and realized capital gains and losses. Prior to 2001, the Company's effective tax rate was based only on tax expense attributed to net gain from operations and its relationship to gain from operations before taxes.

Effective tax rates for the years ended December 31, 2000, and 1999 were 16% and 29%, respectively. The effective rates were less than the federal corporate rate of 35% due primarily to differences between book and tax investment income and, in 2000, prior year adjustments.

11. FRANK RUSSELL COMPANY ACQUISITION AND GOODWILL
The Company acquired Frank Russell Company ("Russell") effective January 1, 1999 for a purchase price of approximately $955 million. Russell is a leading investment management and consulting firm, providing investment advice, analytical tools and investment vehicles to institutional and individual investors in more than 30 countries. This investment is accounted for using the equity method, adjusted for the charge-off of acquisition goodwill, and is included in common stocks in the consolidated statement of financial position. During the three years ended December 31, 2001, the Company charged-off directly from surplus approximately $863 million, representing the goodwill associated with the acquisition. The Company has received permission from the OCI for this charge-off.

As part of the acquisition, the Company has unconditionally guaranteed certain debt obligations of Russell, including $350 million of senior notes and up to $150 million of other credit facilities.

12. CONTINGENCIES
The Company has also guaranteed certain obligations of other affiliates. These guarantees totaled approximately $135 million at December 31, 2001 and are generally supported by the underlying net asset values of the affiliates. In addition, the Company routinely makes commitments to fund mortgage loans or other investments in the normal course of business. These commitments aggregated to $1.9 billion at December 31, 2001 and were extended at market interest rates and terms.

The Company is engaged in various legal actions in the normal course of its investment and insurance operations. In the opinion of management, any losses resulting from such actions would not have a material effect on the Company's results of operations or financial position.

13. RELATED PARTY TRANSACTIONS
During 2001, 2000 and 1999, the Company transferred appreciated equity investments to wholly-owned subsidiaries as a capital contribution to the subsidiaries. Realized capital gains of $244 million, $220 million and $287 million for 2001, 2000 and 1999, respectively, were reported based on the fair value of the assets at transfer.

14. FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value of financial instruments, represented by investment assets (including derivatives) and certain policy liabilities at December 31, 2001 was as follows (in millions):

                                           DECEMBER 31, 2001
                                          --------------------
                                          STATEMENT     FAIR
                                            VALUE       VALUE
                                          ---------    -------
ASSETS
Bonds.................................     $44,306     $45,200
Common and preferred stocks...........       5,369       7,072
Mortgage loans........................      15,164      15,875
Real estate...........................       1,671       2,406
Policy loans..........................       9,028       9,375
Other investments, including
  derivatives.........................       4,817       5,244
Cash and short-term investments.......       2,018       2,018
LIABILITIES
Investment-type insurance reserves....     $ 3,417     $ 3,191

Fair value of bonds, common and preferred stocks and derivative financial instruments were based upon quoted market prices, when available. For those not actively traded, fair values were estimated using independent pricing services or internally developed pricing models. The fair value of mortgage loans was estimated by discounting estimated future cash flows using market interest rates for debt with comparable credit risk and maturities. Real estate fair value was determined by discounting estimated future cash flows using market interest rates. Policy loan fair value was estimated based on discounted projected cash flows using market interest rates and assumptions regarding future loan repayments based on Company experience. Other investments include joint ventures and partnerships, valued using the equity method, which approximates fair value.

The fair value of investment-type insurance reserves was estimated by discounting estimated future cash flows at market interest rates for similar instruments with comparable maturities.

[PRICEWATERHOUSECOOPERS LLC - LETTERHEAD]

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Policyowners of The Northwestern Mutual Life Insurance Company

We have audited the accompanying consolidated statement of financial position of The Northwestern Mutual Life Insurance Company and its subsidiary ("the Company") as of December 31, 2001 and 2000, and the related consolidated statements of operations, of changes in surplus and of cash flows for each of the three years in the period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these consolidated financial statements using accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting), which practices differ from accounting principles generally accepted in the United States of America. Accordingly, the consolidated financial statements are not intended to represent a presentation in accordance with generally accepted accounting principles. The effects on the consolidated financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, the consolidated financial statements audited by us (1) do not present fairly in conformity with generally accepted accounting principles, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 2001 and 2000, or the results of their operations or their cash flows for each of the three years in the period ended December 31, 2001 because of the effects of the variances between the statutory basis of accounting and generally accepted accounting principles referred to in the preceding paragraph, and (2) do present fairly, in all material respects, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 2001 and 2000 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, on the basis of accounting described in Note 1.

As discussed in Note 1 to the financial statements, the Company adopted the accounting policies in the revised National Association of Insurance Commissioners "Accounting Practices and Procedures Manual" -- Effective January 1, 2001, as required by the Office of the Commissioner of Insurance of the State of Wisconsin. The effect of adoption is recorded as an adjustment to surplus as of January 1, 2001.

[PRICEWATERHOUSECOOPERS LLC]
January 22, 2002

                                TABLE OF CONTENTS



                                                                         PAGE
                                                                         ----

DISTRIBUTION OF THE CONTRACTS.............................................B-2

DETERMINATION OF ANNUITY PAYMENTS.........................................B-2
      Amount of Annuity Payments..........................................B-2
      Annuity Unit Value..................................................B-2
      Illustrations of Variable Annuity Payments..........................B-3

VALUATION OF ASSETS OF THE ACCOUNT........................................B-3

TRANSFERABILITY RESTRICTIONS..............................................B-4

PERFORMANCE DATA..........................................................B-4

EXPERTS...................................................................B-6


FINANCIAL STATEMENTS OF THE ACCOUNT.......................................B-7
(as of December 31, 2001 and for each of the two years in the period ended December 31, 2001)

   Report of Independent Accountants.....................................B-19
   (as of December 31, 2001 and for each of the two years in the period ended December 31, 2001)

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL..............................B-20
(as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001)

   Report of Independent Accountants.....................................B-36
   (as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001)

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)      Financial Statements
                  The financial statements of NML Variable Annuity Account B and The Northwestern Mutual Life Insurance Company are included in the Statement of Additional Information.

                  NML Variable Annuity Account B
                    (as of December 31, 2001 and for each of the two years in the period ended December 31, 2001)
                    Statement of Assets and Liabilities
                    Statement of Operations
                    Statement of Changes in Equity
                    Notes to Financial Statements
                    Report of Independent Accountants

                  The Northwestern Mutual Life Insurance Company
                    (as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001)
                    Consolidated Statement of Financial Position
                    Consolidated Statement of Operations
                    Consolidated Statement of Changes in Surplus
                    Consolidated Statement of Cash Flows
                    Notes to Consolidated Statutory Financial Statements
                    Report of Independent Accountants

         (b)      Exhibits

         Exhibit B(10)              Consent of PricewaterhouseCoopers LLP

         The following exhibits were filed in electronic format with Post-Effective Amendment No. 2 on Form N-4 for NML Variable Annuity Account B, File No. 333-33232, CIK 0000072176, dated May 31, 2001, and are incorporated herein by reference:

         Exhibit B(4)(a)            Flexible Payment Variable Annuity Contract,
                                    RR.V.B.MSNST. (032000) and Amendment to
                                    Qualify as an Annuity for non-tax qualified business, including Contract amendment (sex neutral)

         Exhibit B(4)(b)            Variable Annuity Contract Payment Rate
                                    Tables, RR.V.A.B.MSNST. (032000), included in Exhibit B(4)(a) above (sex distinct)

         Exhibit B(4)(c)            Enhanced Death Benefit, VA.EDB.(032000),
                                    included in Exhibit B(4)(a) above

         Exhibit B(4)(d)            Waiver of Withdrawal Charge,
                                    VA.WWC.(032000), included in Exhibit B(4)(a) above

         Exhibit B(5)               Amended application form, included in
                                    Exhibit B(4)(a) above

         The following exhibits were filed in electronic format with Post-Effective Amendment No. 57 on Form N-4 for NML Variable Annuity Account B, File No. 2-29240, CIK 0000072176, dated February 25, 1999, and are incorporated herein by reference:

         Exhibit B(8)(a)            Form of Participation Agreement Among
                                    Russell Insurance Funds, Russell Fund
                                    Distributors, Inc. and The Northwestern
                                    Mutual Life Insurance Company

         Exhibit B(8)(b)            Form of Administrative Service Fee Agreement
                                    between The Northwestern Mutual Life
                                    Insurance Company and Frank Russell Company

         The following exhibit was filed in electronic format with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 333-59103, CIK 0000742277, dated July 15, 1998, and is incorporated herein by reference.

         Exhibit A(6)(b)            Amended By-Laws of The Northwestern Mutual
                                    Life Insurance Company dated January 28,
                                    1998

         The following exhibits were filed in electronic format with the Registration Statement on Form N-4 for NML Variable Annuity Account A, File No. 333-22455, CIK 0000790162, dated February 27, 1997, and are incorporated herein by reference:

         Exhibit 99(b) Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account and resolution of the Executive Committee designating the formations of "NML Variable Annuity Account A" and "NML Variable Annuity Account B"

         Exhibit A(3)(A)            Distribution Contract

         The following exhibit was filed in electronic format with Post-Effective Amendment No. 52 on Form N-4 for NML Variable Annuity Account B, File No. 2-29240, CIK 0000072176, dated November 13, 1995, and is incorporated herein by reference:

         EX-99.B1 Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company

Item 25. Directors and Officers of the Depositor

         The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company as of March 1, 2002 without regard to their activities relating to variable annuity contracts or their authority to act or their status as "officers" as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES

Name                                Business Address
----                                ----------------

Edward E. Barr                      Sun Chemical Corporation
                                    222 Bridge Plaza South
                                    Fort Lee, NJ  07024

Gordon T. Beaham III                Faultless Starch/Bon Ami Co.
                                    1025 West Eighth Street
                                    Kansas City, MO 64101

John M. Bremer                      The Northwestern Mutual Life
                                      Insurance Company
                                    720 East Wisconsin Avenue
                                    Milwaukee, WI 53202

Peter W. Bruce                      The Northwestern Mutual Life
                                      Insurance Company
                                    720 East Wisconsin Avenue
                                    Milwaukee, WI 53202

Robert C. Buchanan                  Fox Valley Corporation
                                    100 West Lawrence Street
                                    P.O. Box 727
                                    Appleton, WI  54911

George A. Dickerman                 68 Normandy Road
                                    Longmeadow, MA  01106-1259

Pierre S. du Pont                   Richards, Layton and Finger
                                    P.O. Box 551
                                    1 Rodney Square
                                    Wilmington, DE 19899

James D. Ericson                    Firstar Building
                                    Suite 3010
                                    777 East Wisconsin Avenue
                                    Milwaukee, WI 53202

J. E. Gallegos                      Gallegos Law Firm
                                    460 St. Michaels Drive, Building 300
                                    Santa Fe, NM 87505

Stephen N. Graff                    805 Lone Tree Road
                                    Elm Grove, WI 53122-2014

Patricia Albjerg Graham             Graduate School of Education
                                    Harvard University
                                    420 Gutman
                                    Cambridge, MA  02138

James P. Hackett                    Steelcase Inc.
                                    901 -- 44th Street
                                    Grand Rapids, MI  49508

Stephen F. Keller                   101 South Las Palmas Avenue
                                    Los Angeles, CA 90004

Barbara A. King                     Landscape Structures, Inc.
                                    Route 3
                                    601 - 7th Street South
                                    Delano, MN 55328

J. Thomas Lewis                     228 St. Charles Avenue
                                    Suite 1024
                                    New Orleans, LA 70130

Daniel F. McKeithan, Jr.            Tamarack Petroleum Company, Inc.
                                    Suite 1920
                                    777 East Wisconsin Avenue
                                    Milwaukee, WI 53202

Guy A. Osborn                       3809 West Fairway Heights Drive
                                    Mequon, WI  53092

Timothy D. Proctor                  Diageo plc
                                    Kingsley House
                                    1a Wimpole Street
                                    London W1G  0DA
                                    Great Britain

H. Mason Sizemore, Jr.              The Seattle Times
                                    Fairview Avenue North and John Street
                                    P.O. Box 70
                                    Seattle, WA  98109

Harold B. Smith, Jr.                Illinois Tool Works, Inc.
                                    3600 West Lake Avenue
                                    Glenview, IL 60625-5811

Sherwood H. Smith, Jr.              Carolina Power & Light Company
                                    421 Fayetteville Street Mall
                                    P.O. Box 1551
                                    Raleigh, NC  27602

Peter M. Sommerhauser               Godfrey & Kahn, S.C.
                                    780 North Water Street
                                    Milwaukee, WI 53202-3590

John E. Steuri                      52 River Ridge Road
                                    Little Rock, AR 72227-1518

John J. Stollenwerk                 Allen-Edmonds Shoe Corporation
                                    201 East Seven Hills Road
                                    P.O. Box 998
                                    Port Washington, WI 53074-0998

Barry L. Williams                   Williams Pacific Ventures, Inc.
                                    109 Stevenson Street -- 5th Floor
                                    San Francisco, CA 94105-3409

Kathryn D. Wriston                  c/o Shearman & Sterling
                                    599 Lexington Avenue
                                    Room 1064
                                    New York, NY 10022

Edward J. Zore                      The Northwestern Mutual Life
                                    Insurance Company
                                    720 East Wisconsin Avenue
                                    Milwaukee, WI 53202

EXECUTIVE OFFICERS

         Name                                   Title
         ----                                   -----

Edward J. Zore             President and Chief Executive Officer
John M. Bremer             Senior Executive Vice President and Chief Compliance Officer
Peter W. Bruce             Senior Executive Vice President (Insurance)
Deborah A. Beck            Executive Vice President (Planning and Technology)
William H. Beckley         Executive Vice President (Agencies)
Bruce L. Miller            Executive  Vice President (Marketing)
Mason G. Ross              Executive Vice President and Chief Investment Officer
Mark G. Doll               Senior Vice President (Public Markets)
Richard L. Hall            Senior Vice President (Life Insurance)
William C. Koenig          Senior Vice President and Chief Actuary
Gary A. Poliner            Senior Vice President & CFO
Charles D. Robinson        Senior Vice President (Investment Products and Services)
John E. Schlifske          Senior Vice President (Securities and Real Estate)
Leonard F. Stecklein       Senior Vice President (Annuity and Accumulation Products)
Frederic H. Sweet          Senior Vice President (Corporate and Government Relations)
Walt J. Wojcik             Senior Vice President (Information Systems)
Robert J. Berdan           Vice President, General Counsel and Secretary
Steven T. Catlett          Vice President and Controller
Thomas E. Dyer             Vice President (Corporate Services)
Christine H. Fiasca        Vice President (Field Systems Administration)
Susan A. Lueger            Vice President (Human Resources)
Jean M. Maier              Vice President (Field Services Support)
Meridee J. Maynard         Vice President (Disability Income)
Gregory C. Oberland        Vice President (New Business)
Barbara F. Piehler         Vice President (Information Systems)
Marcia Rimai               Vice President (Policyowner Services)
James F. Reiskytl          Vice President (Tax and Financial Planning)
Lora A. Rosenbaum          Vice President (Compliance/Best Practices)
J. Edward Tippetts         Vice President (Marketing)
Martha M. Valerio          Vice President (Information Systems)
David B. Wescoe            Vice President (Northwestern Mutual Investment Services)
W. Ward White              Vice President (Communications)
Michael L. Youngman        Vice President (Government Relations)

OTHER OFFICERS

Name                                         Title
----                                         -----

John M. Abbott                     Director - Benefits Resources
Todd J. Allen                      Assistant Director -- Disability Income
Jac Amerell                        Associate Director -- Controllers
Carl G. Amick                      Director - Disability Products/Standards
Maria J. Avila                     Associate Director -- Information Systems
Mark J. Backe                      Assistant General Counsel - Law
Michael J. Backus                  Associate Director - Information Systems
John E. Bailey                     Senior Actuary

Nicholas H. Bandow                 Assistant Director - Information Systems
Margaret A. Barkley                Director - Agency
Walter L. Barlow                   Assistant Director - Education
Rebekah B. Barsch                  Director NML Foundation
Bradford P. Bauer                  Assistant Director - Advanced Marketing
Blaise C. Beaulier                 Assistant Director -- Information Systems
Faye M. Belschner                  Assistant Director - Marketing
Nancy J. Bentley                   Assistant Director - Information Systems
Beth M. Berger                     Assistant General Counsel & Assistant Secretary
Frederick W. Bessette              Assistant General Counsel & Assistant Secretary
Ann M. Schaefer Binder             Assistant Director -- Information Systems
Mark S. Bishop                     Director - Agency Development
Carrie L. Bleck                    Assistant Director - Controllers
Melissa Bleidorn                   Assistant General Counsel
D. Rodney Bluhm                    Assistant General Counsel
Jessica J. Borgmann                Assistant Director - Agency Development
Sandra L. Botcher                  Assistant General Counsel
Willette Bowie                     Employee Relations Director
Kathryn A. Boziel                  Assistant Director -- Life Products
Martin R. Braasch                  Associate Director -- Disability Underwriting Standards
Patricia R. Braeger                Director -- New Business
Jennifer L. Brase                  Assistant Director -- Field System Administration
James A. Brewer                    Investment Research Officer
Anne T. Brower                     Assistant General Counsel
Thomas G. Brown                    Director - Agency Development
William J. Buholzer                Director -- Human Resources
Michael S. Bula                    Assistant General Counsel
Troy M. Burbach                    Assistant Director -- Information Systems
Jerry C. Burg                      Director - Field Benefits
Richard F. Burgarino               Assistant Director -- Information Systems
Therese D. Burkhart                Assistant Director -- Information Systems
Pency P. Byhardt                   Director - Field Technology
Gregory B. Bynan                   Director - Corporate Services
Pamela C. Bzdawka                  Assistant Director -- Advanced Marketing
Kim M. Cafaro                      Director -- Russell Distribution
John E. Cain                       Assistant Director -- Life Benefits
Gwen C. Canady                     Assistant Controller
Shanklin B. Cannon, M.D.           Medical Director - Underwriting Standards
Terese J. Capizzi                  Director -- New Business
Kurt P. Carbon                     Director -- Underwriting Standards
John P. Carrick                    Assistant Director -- Information Systems
Michael G. Carter                  Director -- Life Benefits
William W. Carter                  Associate Actuary
John E. Caspari                    Assistant Director - Advertising & Corporate
                                     Information
Walter J. Chossek                  Director - Investment Product Services
Thomas R. Christenson              Director -- Advanced Business Services
Kathleen A. Clark                  Assistant Director -- Corporate Planning
Alan E. Close                      Associate Controller
Carolyn M. Colbert                 Assistant Director - New Business
James L. Coleman                   Vice President - Marketing
Margaret Winter Combe              Director -- Field System Administration
Robyn S. Cornelius                 Assistant Director -- Field System Administration

Virginia A. Corwin                 Assistant Director - Controllers
Barbara E. Courtney                Associate Director - Mutual Funds
Dennis J. Darland                  Assistant Director - Disability Income
Nicholas De Fino                   Assistant Director -- Real Estate Investments
Glen W. DeZeeuw                    Vice President -- Agency Development
Colleen Devlin                     Assistant Director - Communications
Richard P. Dodd                    Assistant Director -- Agency Development
David J. Dorshorst                 Assistant Director -- Field Services & Support
Daniel C. Dougherty                Director - Life Products
Margaret T. Dougherty              Associate Director - Information Systems
John R. Dowell                     Director - Workforce Diversity
William O. Drehfal                 Director -- Creative Services
Vlasta I. Duffy                    Assistant Director -- Agency Development
John E. Dunn                       Assistant General Counsel & Assistant Secretary
Somayajulu Durvasula               Director - Agency Development
James R. Eben                      Assistant General Counsel & Assistant Secretary
Magda El Sayed                     Assistant Director - Information Systems
Kenneth P. Elbert                  Assistant Director - Advanced Marketing
John C. Ertz                       Assistant Director -- Agency Development
Michael S. Ertz                    Director - Agency Development
Thomas F. Fadden                   Assistant Director - Information Systems
Zenia J. Fieldbinder               Human Resources Officer - Marketing
Richard F. Fisher                  Senior Actuary
Marcia L. Fitzgerald               Assistant Director -- New Business
Dennis J. Fitzpatrick              Director - Advanced Marketing
Julie K. Flaa                      Assistant Actuary
Jon T. Flaschner                   Vice President -- Field System Administration
Kate M. Fleming                    Assistant General Counsel & Assistant Secretary
Carol J. Flemma                    Director -- Marketing
Laurie Flessas                     Assistant Director -- Life Products
Donald Forecki                     Investment Officer -- Treasury Operations
Stephen H. Frankel                 Vice President - Actuarial
James Frasher                      Assistant General Counsel
Anne A. Frigo                      Assistant Director - Compliance/Best Practices
Lisa C. Gandrud                    Actuary
John K. Garofani                   Assistant General Counsel & Assistant Secretary
Richard R. Garthwait               Vice President - Field System Administration
Sheila M. Gavin                    Assistant General Counsel & Assistant Secretary
Timothy L. Gergens                 Financial Officer -- Underwriting Standards
Paulette A. Getschman              Assistant Director - Policyowner Services
James W. Gillespie                 Vice President -- Executive Benefits
Walter M. Givler                   Associate Controller
Robert P. Glazier                  Actuarial Products Officer
Robert K. Gleeson, M.D.            Vice President - Medical Director
Mark J. Gmach                      Vice President -  Agency Development
Jason G. Goetze                    Assistant Director -- Long Term Care
William F. Grady                   Director of Field Finances
Clarke C. Greene                   Assistant General Counsel
John M. Grogan                     Vice President - Disability Income
Thomas C. Guay                     Director - Field Financial
Gregory A. Gurlik                  Director -- Long Term Care
Gerald A. Haas                     Assistant Director - Information Systems
Patricia Ann Hagen                 Associate Director - Information Systems

Ronald D. Hagen                    Vice President -- Long Term Care
Lori A. Hanes                      Director - Human Resources
William M. Harris                  Assistant Director -- Policyowner Services
Gail A. Hart                       Assistant Director -- Policyowner Services
Brad J. Hays                       Assistant Director -- New Business
Paul F. Heaton                     Vice President & Litigation Counsel
Wayne F. Heidenreich               Medical Director
Susan J. Heinzelman                Assistant Actuary
Robert L. Hellrood                 Director - New Business
Herbert F. Hellwig                 Assistant Director -- Individual Annuity Marketing
Jane A. Herman                     Director -- New Business
Gary M. Hewitt                     Vice President & Treasurer
John G. Hickmann                   Assistant Director -- Field Services
Donna R. Higgins                   Associate Director - Information Systems
David L. Hilbert                   Investment Officer
Karla D. Hill                      Employment Director - Human Resources
Susan G. Hill                      Assistant Director -- New Business
Patricia J. Hillmann               Assistant Director -- Annuity & Accumulation Products
John D. Hillmer                    Assistant Director - Information Systems
Hugh L. Hoffman                    Assistant Director - Information Systems
Richard S. Hoffmann                Vice President - Audit
Terence J. Holahan                 Assistant Director -- Long Term Care
Bruce Holmes                       Actuary
Babette A. Honore                  Assistant Director -- Marketing
Diane B. Horn                      Director -- Compliance/Best Practices
Sharon A. Hyde                     Assistant Director -- Disability Income
Elizabeth S. Idleman               Assistant General Counsel
Todd A. Jankowski                  Investment Officer
Joseph P. Jansky                   Assistant Director -- Marketing
Meg E. Jansky                      Assistant Director -- Information Systems
Michael D. Jaquint                 Assistant Actuary
Gregory G. Johnson                 Assistant General Counsel
Mark A. Kaprelian                  Assistant General Counsel
Marilyn J. Katz                    Assistant Director -- New Business
John C. Kelly                      Associate Controller
Kevin C. Kennedy                   Assistant Director - Architecture
James B. Kern                      Director -- Disability Income
Donald C. Kiefer                   Vice President - Actuarial
Jason T. Klawonn                   Assistant Actuary
Allen B. Kluz                      Director -- Human Resources
Beatrice C. Kmiec                  Assistant Director -- New Business
Laurie J. Knop                     Assistant Director -- Information Systems
James A. Koelbl                    Assistant General Counsel
John L. Kordsmeier                 Director -- New Business
Robert J. Kowalsky                 Vice President & Chief Architect - Information Systems
Carol L. Kracht                    Assistant General Counsel & Assistant Secretary
Martha Krawczak                    Assistant Director -- Policyowner Services
Deborah S. Krech                   Assistant Director -- New Business
Patricia A. Krueger                Assistant Director -- Annuity & Accumulation Products
Jeffrey J. Krygiel                 Assistant Controller
Todd Kuzminski                     Assistant Controller
James K. Kuznacic                  Assistant Director -- Policyowner Services
Dean A. Landry                     Assistant Controller

Todd L. Laszewski                  Actuary
Patrick J. Lavin                   Assistant Director -- New Business
James L. Lavold                    Associate Director of Meetings -- Field Services
Donna L. Lemanczyk                 Assistant Closing Director -- Real Estate Investments
Elizabeth J. Lentini               Assistant General Counsel & Assistant Secretary
Sally Jo Lewis                     Assistant General Counsel & Assistant Secretary
Mark P. Lichtenberger              Associate Director -- Information Systems
Paul E. Lima                       Vice President -- Marketing
Steven M. Lindstedt                Associate Director - Information Systems
Melissa C. Lloyd                   Assistant Director - Advanced Marketing
Brenda L. Lodermeier               Assistant Actuary
James Lodermeier                   Assistant Director - Tax Planning
Kurt W. Lofgren                    Assistant General Counsel
Debra J. Loveridge                 Assistant Director -- Field System Administration
George R. Loxton                   Assistant General Counsel & Assistant Secretary
Mary M. Lucci                      Assistant Director -- New Business
Christine M. Lucia                 Human Resources Officer -- Field Services
Mark J. Lucius                     Corporate Information Officer
Merrill C. Lundberg                Assistant General Counsel & Assistant Secretary
Dean E. Mabie                      Assistant General Counsel
Jon K. Magalska                    Associate Actuary
Joseph M. Maier                    Assistant Director -- Advanced Marketing
Donna L. Herde Manchester          Human Resources Budget Officer -- Policyowner Services
Joseph Maniscalco                  Associate Director - Information Systems
Raymond J. Manista                 Director -- Corporate Planning
Steven C. Mannebach                Director -- Agency Development
Jeffrey S. Marks                   Director -- Underwriting Standards
Steve Martinie                     Assistant General Counsel & Assistant Secretary
Ted A. Matchulat                   Products Compliance Officer
Shawn P. Mauser                    Assistant Director Personal Markets
Michael G. May                     Assistant Director -- Advanced Marketing
Kathleen S. Maydak                 Assistant Director -- Corporate Planning
Margaret McCabe                    Director -- Disability Income
Richard A. McComb                  Director - Human Resources
William L. McCown                  Vice President & Investment Counsel
Martha A. McCrystal                Assistant Director -- Corporate Planning
Paul E. McElwee                    Assistant General Counsel & Assistant Secretary
James L. McFarland                 Assistant General Counsel & Assistant Secretary
Daniel E. McGinley                 Director -- Field Management Development
Mark J. McLennon                   Director - Marketing
Arthur J. Mees, Jr.                Assistant Director -- Field System Administration
Larry S. Meihsner                  Assistant General Counsel & Assistant Secretary
Robert G. Meilander                Vice President -- Actuarial
Christopher J. Menting             Assistant General Counsel
Richard E. Meyers                  Assistant General Counsel
Patricia A. Michel                 Assistant Director - Policyowner Services
Joanne M. Migliaccio               Assistant Director -- Field Services
Lynn A. Milewski                   Assistant Director -- Annuity & Accumulation Products
Jay W. Miller                      Vice President -- Field Training and Development
Sara K. Miller                     Vice President -- Marketing
Loretta Mlekoday                   Assistant Controller
Daniel P. Moakley                  Assistant General Counsel
Jill Mocarski                      Medical Director

Karen A. Molloy                Investment Officer
Richard C. Moore               Associate Actuary
Brian M. Moran                 Assistant Director -- Compliance/Best Practices
Diana Moro Goane               Assistant Director -- Compliance/Best Practices
Scott J. Morris                Assistant General Counsel & Assistant Secretary
Adrian J. Mullin               Assistant Director - Marketing
Timothy P. Murphy              Director -- Disability Income
Randolph J. Musil              Assistant Director - Advanced Marketing
John E. Muth                   Director -- Compliance/Best Practices
Susan M. Neitman               Assistant Director -- Field System Administration
David K. Nelson                Assistant General Counsel
Ronald C. Nelson               Director -- Annuity Products
Timothy Nelson                 Assistant Marketing Director -- Compliance/Best Practices
Leon W. Nesbitt                Vice President-Agency Development
Jeffrey J. Niehaus             Assistant Director -- Annuity Products
Karen M. Niessing              Director - Policyowner Services
Daniel J. O'Meara              Director - Agency Development
Mary Joy O'Meara               Director -- Special Markets
Mary S. Ogorchock              Assistant General Counsel
Kathleen A. Oman               Director -- Policyowner Services
Ann L. Otte                    Assistant Director -- Agency Development
Mark F. Otten                  Assistant Director -- Life Products
Timothy A. Otto                Assistant General Counsel & Assistant Secretary
Thomas A. Pajewski             Investment Officer -- Treasury & Investment Operations
Arthur V. Panighetti           Director - Tax and Financial Planning
Christen L. Partleton          Director - Corporate Services
David W. Perez                 Assistant General Counsel
Judith L. Perkins              Assistant General Counsel & Assistant Secretary
Peter T. Petersen              Director -- Long Term Care
Gary N. Peterson               Actuary
William C. Pickering           Assistant General Counsel & Assistant Secretary
Michele E. Pierz               Assistant Director -- Agency Development
Harvey W. Pogoriler            Assistant General Counsel & Assistant Secretary
Rebecca L. Porter              Director -- Policyowner Services
Randolph R. Powell, M.D.       Medical Director
Mark A. Prange                 Associate Director - Information Systems
Brian R. Pray                  Assistant Director - New Business
Thomas O. Rabenn               Assistant General Counsel & Assistant Secretary
Steven M. Radke                Legislative Representative
David R. Remstad               Vice President -- Life Products
David R. Retherford            Assistant Director -- Disability Income
Stephen M. Rhode               Assistant Director -- Annuity Products
Richard R. Richter             Vice President -- Field System Administration
Daniel A. Riedl                Vice President & Financial Services Counsel
Todd A. Ripple                 Director -- Agency Development
Kathleen M. Rivera             Vice President - Insurance Counsel
Bethany M. Rodenhuis           Director - Audit
Faith B. Rodenkirk             Assistant Director - Marketing
James S. Rolfsmeyer            Assistant Director - Information Systems
Karen M. Rondinelli            Director - Marketing
Tammy M. Roou                  Assistant General Counsel
Robert K. Roska                Assistant Director - Information Systems
Sue M. Roska                   Director -- Controllers

Judi L. Ruppel                     Assistant Director -- New Business
Stephen G. Ruys                    Associate Director - Information Systems
Matthew T. Sauer                   Associate Director -- Corporate Planning
Mary Ann Schachtner                Director - Field Training & Development
Linda Ann Schaefer                 Director -- Policyowner Services
Timothy G. Schaefer                Director -- Policyowner Services
Cal D. Schattschneider             Assistant Director -- Corporate Planning
Thomas F. Scheer                   Assistant General Counsel & Assistant Secretary
Carlen A. Schenk                   Associate Director -- Compliance/Best Practices
Sherri L. Schickert                Assistant Director -- Corporate Planning
Jane A. Schiltz                    Vice President --Marketing
Kathleen H. Schluter               Vice President -- Tax Counsel
Calvin R. Schmidt                  Associate Director - Information Systems
Rodd Schneider                     Assistant General Counsel & Assistant Secretary
Sarah R. Schneider                 Director -- Corporate Planning & Development
John O. Schnorr                    Assistant Director -- Compliance/Best Practices
Jay A. Schwab                      Financial Officer -- New Business
Donna L. Schwartz                  Assistant Director -- New Business
Sandra K. Scott                    Human Resource Officer -- New Business
Melva T. Seabron                   Director - Corporate Services
Norman W. Seguin, II               Ad Valorem Tax Manager -- Real Estate Investments
Catherine L. Shaw                  Assistant General Counsel & Assistant Secretary
John E. Sheaffer, Jr.              Assistant Director -- Field System Administration
David Silber                       Assistant General Counsel
Janet Z. Silverman                 Director - New Business
Stephen M. Silverman               Assistant General Counsel
David W. Simbro                    Vice President - Actuarial
Paul W. Skalecki                   Actuary
Michael K. Skorstad                Assistant Director -- Corporate Services
Todd W. Smasal                     Employment Relations Officer
Diane P. Smith                     Assistant Director -- Policyowner Services
Mark W. Smith                      Assistant General Counsel & Assistant Secretary
Warren L. Smith, Jr.               Investment Officer - Architecture
Richard P. Snyder                  Assistant Director - Controllers
Robert J. Spellman, M.D.           Vice President & Chief Medical Director
Steve P. Sperka                    Associate Actuary
Barbara J. Stansberry              Projects Director - New Business
Steven H. Steidinger               Assistant Director -- Life Products
Bonnie L. Steindorf                Contract & Licensing Officer -- Field Services
William I. Sternman                Director -- Corporate Planning
Karen J. Stevens                   Assistant General Counsel & Assistant Secretary
Steven J. Stribling                Senior Actuary
Stephen J. Strommen                Actuary
Theodore H. Strupp                 Associate Director - Communications
Daniel J. Suprenant                Director - Group Disability Marketing
Cheryl L. Svehlek                  Assistant Director -- Disability Income
Victoria A. Sweigart               Human Resources Officer -- Corporate Services
Rachel L. Taknint                  Assistant General Counsel & Assistant Secretary
Thomas Talajkowski                 Assistant Director - Tax and Financial Planning
Earl G. Taylor                     Assistant General Counsel
Paul B. Tews                       Director of Investment Planning -- Treasury &
                                      Investment Operations
Deanna L. Tillisch                 Assistant Director -- Public Relations

Susan M. Tompkins                  Director -- Marketing
David F. Toy                       Assistant Director - Marketing
Gloria E. Tracy                    Assistant Director -- Life Products
Linda K. Tredupp                   Assistant Director - Information Systems
Chris G. Trost                     Actuary
Leo C. Tucker                      Assistant Director -- Agency Development
Preston J. Turner                  Vice President -- Field Training & Development
Bruce K. Twomey                    Assistant Director -- Information Systems
Mark J. Van Cleave                 Assistant Director  -- Corporate Planning & Development
Michael T. Van Grinsven            Director -- Agency Development
Mary Beth Van Groll                Vice President - Information Systems
Gloria J. Venski                   Training Officer - Disability Income
Natalie J. Versnik                 Assistant Director -- Disability Income
Janine L. Wagner                   Assistant Director -- Information Systems
Harlan M. Wahrman                  Director -- Marketing
Scott E. Wallace                   Assistant Director -- Information Systems
Hal W. Walter                      Vice President -- Agency Development
P. Andrew Ware                     Vice President and Assistant Controller
Mary L. Wehrle-Schnell             Associate Director - Information Systems
Daniel T. Weidner                  Assistant Director -- Information Systems
Joel S. Weiner                     Assistant Medical Director
Ronald J. Weir                     Associate Director - Information Systems
Robert J. Welsh                    Assistant Director -- Human Resources
Kenneth R. Wentland                Assistant Director - Policyowner Services
                                   Communications
Catherine A. Wilbert               Assistant General Counsel & Assistant Secretary
Stephanie Wilcox                   Assistant Director -- Policyowner Services
David L. Wild                      Director - Corporate Services
Barbara K. Wilk                    Assistant Director -- Long Term Care
Inger J. Wilkerson                 Resource Director -- Information Services
Donald R. Wilkinson                Vice President -- Field System Administration
Becki L. Williams                  Assistant Director -- Life Products
Jeffrey B. Williams                Corporate Risk Manager -- Compliance/Best Practices
Anne C. Wills                      Assistant Director -- Policyowner Services
John K. Wilson                     Director -- Long Term Care
Scott J. Witt                      Assistant Actuary
Penelope A. Woodcock               Associate Director -- Disability Income
Robert J. Wright                   Industry Trends Officer
Stanford A. Wynn                   Assistant Director -- Field Training & Development
Conrad C. York                     Director - Marketing
Catherine M. Young                 Assistant General Counsel & Assistant Secretary
John Zao                           Assistant Director -- Compliance/Best Practices
Diana M. Zawada                    Director - Controllers
Rick T. Zehner                     Vice President - Marketing
Patricia A. Zimmermann             Investment Officer -- Treasury & Investment Operations
Ray Zimmermann                     Director -- Field System Administration
Todd O. Zinkgraf                   Assistant Director -- Information Systems
Philip R. Zwieg                    Vice President -- Information Systems
Robert E. Zysk                     Director - Tax and Financial Planning

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         The subsidiaries of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"), as of December 27, 2001 are set forth on pages C-14 and C-15. In addition to the subsidiaries set forth on pages C-14 and C-15, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern
Mutual:

         1.     NML Variable Annuity Account A
         2.     NML Variable Annuity Account B
         3.     NML Variable Annuity Account C
         4.     Northwestern Mutual Variable Life Account

         Northwestern Mutual Series Fund, Inc. and Russell Insurance Funds (the "Funds"), shown on page C-14 as subsidiaries of Northwestern Mutual, are investment companies, registered under the Investment Company Act of 1940, offering their shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the accounts, or in the same proportions as the shares which are so voted.

                    NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1)
                            (AS OF DECEMBER 27, 2001)

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
    General Account
    NML Variable Annuity Account A
    NML Variable Annuity Account B
    NML Variable Annuity Account C
    NML Group Annuity Separate Account
    NML Variable Life Account
    Frank Russell Company and its subsidiaries -- 91.1%
    Bradford, Inc. - 100%
    NML/Tallahassee, Inc. -- 100%
    Northwestern Investment Management Company, LLC - 100%
    Northwestern Mutual Las Vegas, Inc. - 100%
    Northwestern Long Term Care Insurance Company - 100%
    Northwestern Mutual Trust Company -- 100%
    Northwestern International Holdings, Inc. -- 100%
    Northwestern Foreign Holdings B.V. -- 100%
    Saskatoon Centre, Limited - 100% (inactive)
    Network Planning Advisors, LLC -- 100%
    Northwestern Mutual Series Fund, Inc. (and its 15 portfolios) - 100%(2) Russell Insurance Funds (and its 5 funds) -- 77%
    Mason Street Advisors, LLC -- 100%
    Mason Street Funds, Inc. (and its 11 funds) -- 69%(3)
    Baird Holding Company -- 91.2%
    Baird Holding Company owns 86.2% of Baird Financial Corporation. Baird
      Financial Corporation holds 90.5% of the voting stock of Robert W. Baird & Co., Incorporated and various subsidiaries.
    Northwestern Mutual Investment Services, LLC - 100%
    Northwestern Reinsurance Holdings N.V. -- 100%
    Northwestern Securities Holdings, LLC -- 100%
    NML -- CBO, LLC -- 100%

(1) Except for certain real estate partnerships/LLCs, includes all NM mutual funds and other corporations of which more than 50% ownership is controlled by NM.
(2) Aggressive Growth Stock, Balanced, J.P. Morgan Select Growth and Income Stock, Growth Stock, High Yield Bond, Index 400 Stock, Index 500 Stock, Franklin Templeton International Equity, Money Market, Select Bond, Small Cap Growth Stock, T. Rowe Price Small Cap Value, International Growth, Capital Guardian Domestic Equity and Asset Allocation.
(3) Aggressive Growth Stock, Asset Allocation, Growth and Income Stock, Growth Stock, High Yield Bond, Index 400 Stock, Index 500 Stock, International Equity, Municipal Bond, Select Bond and Small Cap Growth Stock.

                    NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1)
                            (AS OF DECEMBER 27, 2001)

NML SECURITIES HOLDINGS, LLC-100%

NW Pipeline, Inc. - 100%
Painted Rock Development Corporation - 100%
NML Development Corporation - 100%
Stadium and Arena Management, Inc. - 100%
Carlisle Ventures, Inc. - 100%
Park Forest Northeast, Inc. - 100%
Travers International Sales, Inc. - 100%
Highbrook International Sales, Inc. - 100%
Elderwood International Sales, Inc. - 100%
Mallon International Sales, Inc. - 100%
Higgins, Inc. - 100%
Hobby, Inc. - 100%
Baraboo, Inc. - 100%
Elizabeth International Sales, Inc. - 100%
Alexandra International Sales, Inc. - 100%
Jack International Sales, Inc. - 100%
Justin International FSC, Inc. - 100%
North Van Buren, Inc. - 100%
Northwestern Mutual Life
    International, Inc. - 100%
Kristiana International Sales, Inc. -- 100%
NML/Mid Atlantic, Inc. -- 100%
KerryAnne International Sales, Inc. -- 100%
Regina International Sales, Inc. -- 100%
Maroon, Inc. - 100%
Coral, Inc. - 100%
Lydell, Inc. - 100%
Klode, Inc. - 100%
Chateau, Inc. - 100% (inactive)
Lake Bluff, Inc. - 100% (inactive)
Nicolet, Inc. - 100%
Tupelo, Inc. - 100% (inactive)
Sean International Sales, Inc. - 100%
Brian International Sales, Inc. - 100%
Brendan International Sales, Inc. - 100%
Mason & Marshall, Inc. - 100%
White Oaks, Inc. - 100%
Hazel, Inc. - 100%
Northwestern Securities Partnership Holdings,
   LLC -- 100%

NML REAL ESTATE HOLDINGS

The Grand Avenue Corporation -- 99.18%
Marina Pacific, Ltd. - 100%
Solar Resources, Inc. - 100%
Rocket Sports, Inc. - 100% (inactive)
St. James Apartments, LLC - 100%
Greenway Sports, Inc. - 100% (inactive)
RE Corporation - 100%
INV Corp. - 100%
Elizabeth Lakes Associates - 100% (inactive)
NW Greenway #1 - 100% (inactive)
NW Greenway #9 - 100% (inactive)
Logan, Inc. - 100%
Green Room Properties, LLC -- 100%
Summerhill Management, LLC -- 100%
New Arcade Parking, LLC - 100%
NMIS Alabama Agency, LLC -- 100%
NMIS Massachusetts Insurance Agency, LLC -- 100%
Northwestern Real Estate Partnership Holdings, LLC -- 100%
NML Buffalo Agency, Inc. - 100%
Mitchell, Inc. -- 100%
Cass Corporation - 100%
Burgundy, Inc. -- 100%
Amber, Inc. - 100%
Olive, Inc. - 100%
Bayridge, Inc. -- 100%
Ryan, Inc. - 100%
Pembrook, Inc. -- 100%
PBClub, Inc. -- 100%
Diversey, Inc. -- 100%
Larkin, Inc. - 100%
Russet, Inc. - 100%
Summerhill Property, LLC - 100%
New Arcade, LLC - 100%
Summit Mall, LLC - 100%
NMIS Georgia Agency, LLC -- 100%
IL-Ironhorse, LLC -- 100%

Item 27. Number of Contract Owners

         As of March 31, 2002, 83 variable annuity contracts issued in connection with NML Variable Annuity Account B were outstanding. 10 such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code. 73 such contracts were not so issued.

Item 28. Indemnification

         That portion of the By-laws of Northwestern Mutual relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as an exhibit to the Registration Statement.

Item 29. Principal Underwriters

         (a) Northwestern Mutual Investment Services, LLC ("NMIS"), the co-depositor of the Registrant, may be considered the principal underwriter currently distributing securities of the Registrant. NMIS is also co-depositor, and may be considered the principal underwriter, for Northwestern Mutual Variable Life Account, a separate investment account of Northwestern Mutual registered under the Investment Company Act of 1940 as a unit investment trust.

         (b) The directors and officers of NMIS are as follows:

        Name                                              Position
        ----                                              --------
 Theresa H. Ambord                     Vice President
 William H. Beckley                    Director and Executive Vice President, Sales
 Lisa M. Belli-Fuchs                   Assistant Treasurer
 Stephanie H. Breit                    Assistant Vice President
 Walter J. Chossek                     Treasurer
 Eric P. Christophersen                Senior Vice President
 Steven J. Dryer                       First Vice President, Business Development
 Susan M. Emmer                        Vice President, Field Training Manager
 Bradley L. Eull                       Assistant Vice President
 William J. Flood                      Assistant Vice President
 John E. Gawelski                      Vice President
 Don P. Gehrke                         First Vice President, Systems Administration and
                                       Reporting
 Richard L. Hall                       Senior Vice President, Variable Life Insurance
 Diane B. Horn                         Senior Vice President and Chief Compliance Officer
 Mark A. Kaprelian                     Secretary
 John C. Kelly                         Assistant Treasurer
 Beatrice C. Kmiec                     Vice President, Variable Life Administration
 Michelle D. Kovacevic                 Vice President, Account Information Services Manager
 LeAnn F. Kuhagen                      Assistant Vice President
 Steven J. LaFore                      Vice President, Retirement Plans Support
 Jennifer L. Manderfield               Assistant Vice President, Transaction Support Services
                                       Manager

 Allan J. McDonell                     First Vice President, Order Entry Desk
 Brian M. Moran                        Vice President, Field Inspections
 Lisa L. North                         Assistant Vice President
 Evelyn M. Rewolinski                  Assistant Vice president, Trade Correction Support
 Richard R. Richter                    Regional Vice President, Field Management
 Lora A. Rosenbaum                     Executive Vice President, Compliance and Best Practices
 Stephanie M. Sanders                  Assistant Vice president, Internal Trainer
 Alexander D. Schneble                 Vice President, Transaction Support Services Project
                                       Leader
 Jacquelyn L. Sklenar                  First Vice President, Sales Support and Promotion
 Leonard F. Stecklein                  Senior Vice President, Variable Annuities
 Julie A. Stenzel                      First Vice President, Investment Client Services
 Lisa Teuteberg                        Vice President
 Kellen A. Thiel                       First Vice President, Investment Products
 Preston J. Turner                     Vice President, Field Training and Development
 David B. Wescoe                       Director, President and CEO
 Donald R. Wilkinson                   Regional Vice President, Field Management
 Robert E. Zysk                        Assistant Treasurer

The address for each director and officer of NMIS is 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

         (c) During 2001 life insurance agents of Northwestern Mutual who are also registered representatives of NMIS received commissions, including general agent overrides, in the aggregate amount of $25,190,014 for sales of variable annuity contracts, and interests therein, issued in connection with the Registrant. During 2001, NMIS acted as the investment adviser and received compensation for its investment advisory services from Northwestern Mutual Series Fund, Inc., the investment company in which assets of the Registrant are invested.

Item 30. Location of Accounts and Records

         All accounts, books or other documents required to be maintained in connection with the Registrant's operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31. Management Services

         There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32. Undertakings

         (a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of

Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         (e) The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

         As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account B, certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 29th day of April, 2002.



                                                 NML VARIABLE ANNUITY ACCOUNT B
                                                 (Registrant)

                                                 By  THE NORTHWESTERN MUTUAL LIFE
                                                     INSURANCE COMPANY
                                                 (Depositor)

Attest:  ROBERT J. BERDAN                        By:  EDWARD J. ZORE
         -------------------------------          ----------------------------------------
         Robert J. Berdan,                            Edward J. Zore, President
         Vice President, General Counsel              and Chief Executive Officer
         and Secretary
                                                 By  NORTHWESTERN MUTUAL
                                                     INVESTMENT SERVICES, LLC
                                                     (Depositor)

Attest:  MARK A. KAPRELIAN                       By:  DAVID B. WESCOE
         -------------------------------            -------------------------------------
         Mark A. Kaprelian, Secretary                 David B. Wescoe,  President and CEO

         As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the depositors on the 29th day of April, 2002.

                                                 THE NORTHWESTERN MUTUAL LIFE
                                                 INSURANCE COMPANY
                                                 (Depositor)

Attest:  ROBERT J. BERDAN                        By:  EDWARD J. ZORE
         --------------------------------           --------------------------------------
         Robert J. Berdan,                            Edward J. Zore, President
         Vice President, General Counsel              and Chief Executive Officer
         and Secretary
                                                 NORTHWESTERN MUTUAL INVESTMENT
                                                 SERVICES, LLC
                                                 (Depositor)

Attest:  MARK A. KAPRELIAN                       By:  DAVID B. WESCOE
         --------------------------------           -------------------------------------
         Mark A. Kaprelian, Secretary                 David B. Wescoe,  President and CEO

         As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the depositor and on the dates indicated:

Signature                                            Title
---------                                            -----
                                     Trustee, President and
EDWARD J. ZORE                       Principal Executive          Dated April 29,
---------------------------------    Officer                      2002
Edward J. Zore


GARY A. POLINER                      Senior Vice President and
---------------------------------    Principal Financial Officer
Gary A. Poliner

STEVEN T. CATLETT                    Vice President, Controller
---------------------------------    and Principal Accounting
Steven T. Catlett                    Officer

JOHN M. BREMER                       Trustee
--------------------------------
John M. Bremer

PETER W. BRUCE                       Trustee
--------------------------------
Peter W. Bruce

HAROLD B. SMITH*                     Trustee
--------------------------------
Harold B. Smith

J. THOMAS LEWIS*                     Trustee
--------------------------------
J. Thomas Lewis

PATRICIA ALBJERG GRAHAM*             Trustee
--------------------------------
Patricia Albjerg Graham

STEPHEN F. KELLER*                   Trustee                         Dated
--------------------------------                                 April 29, 2002
Stephen F. Keller

PIERRE S. du PONT*                   Trustee
--------------------------------
Pierre S. du Pont

J. E. GALLEGOS*                      Trustee
--------------------------------
J. E. Gallegos

KATHRYN D. WRISTON*                  Trustee
--------------------------------
Kathryn D. Wriston

BARRY L. WILLIAMS*                   Trustee
--------------------------------
Barry L. Williams

GORDON T. BEAHAM III*                Trustee
--------------------------------
Gordon T. Beaham III

DANIEL F. McKEITHAN, JR.*            Trustee
--------------------------------
Daniel F. McKeithan, Jr.

JAMES D. ERICSON*                    Trustee
--------------------------------
James D. Ericson

EDWARD E. BARR*                      Trustee
--------------------------------
Edward E. Barr

ROBERT C. BUCHANAN*                  Trustee
--------------------------------
Robert C. Buchanan

                                     Trustee
--------------------------------
Sherwood H. Smith, Jr.

H. MASON SIZEMORE*                   Trustee
--------------------------------
H. Mason Sizemore, Jr.

JOHN J. STOLLENWERK*                 Trustee
--------------------------------
John J. Stollenwerk

GEORGE A. DICKERMAN*                 Trustee
--------------------------------
George A. Dickerman

GUY A. OSBORN*                       Trustee
--------------------------------
Guy A. Osborn

JOHN E. STEURI*                      Trustee
--------------------------------
John E. Steuri

STEPHEN N. GRAFF*                    Trustee
--------------------------------
Stephen N. Graff

BARBARA A. KING*                     Trustee
--------------------------------
Barbara A. King

                                     Trustee
--------------------------------
Timothy D. Proctor

PETER M. SOMMERHAUSER*               Trustee                         Dated
--------------------------------                                 April 29, 2002
Peter M. Sommerhauser

JAMES P. HACKETT*                    Trustee
--------------------------------
James P. Hackett


*By: EDWARD J. ZORE
     ---------------------------------
     Edward J. Zore, Attorney in Fact,
     pursuant to the Power of Attorney
     attached hereto

                                POWER OF ATTORNEY


         The undersigned Trustees of THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY hereby constitute and appoint Edward J. Zore and John M. Bremer, or either of them, their true and lawful attorneys and agents to sign the names of the undersigned Trustees to (1) the registration statement or statements to be filed under the Securities Act of 1933 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto in connection with variable contracts issued or sold by The Northwestern Mutual Life Insurance Company or any separate account credited therein and (2) the Form 10-K Annual Report or Reports of The Northwestern Mutual Life Insurance Company and/or its separate accounts for its or their fiscal year ended December 31, 2001 to be filed under the Securities Exchange Act of 1934 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto. "Variable contracts" as used herein means any contracts providing for benefits or values which may vary according to the investment experience of any separate account maintained by The Northwestern Mutual Life Insurance Company, including variable annuity contracts and variable life insurance policies. Each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, each of the undersigned has subscribed these presents this 25th day of July, 2001.


                        EDWARD E. BARR                 Trustee
                        -------------------------------
                        Edward E. Barr




                        GORDON T. BEAHAM III           Trustee
                        -------------------------------
                        Gordon T. Beaham III




                        ROBERT C. BUCHANAN             Trustee
                        -------------------------------
                        Robert C. Buchanan




                        GEORGE A. DICKERMAN            Trustee
                        -------------------------------
                        George A. Dickerman




                        PIERRE S. du PONT              Trustee
                        -------------------------------
                        Pierre S. du Pont




                        JAMES D. ERICSON               Trustee
                        -------------------------------
                        James D. Ericson



                        J. E. GALLEGOS                 Trustee
                        -------------------------------
                        J. E. Gallegos

                        STEPHEN N. GRAFF               Trustee
                        -------------------------------
                        Stephen N. Graff




                        PATRICIA ALBJERG GRAHAM        Trustee
                        -------------------------------
                        Patricia Albjerg Graham




                        JAMES P. HACKETT               Trustee
                        -------------------------------
                        James P. Hackett




                        STEPHEN F. KELLER              Trustee
                        -------------------------------
                        Stephen F. Keller




                        BARBARA A. KING                Trustee
                        -------------------------------
                        Barbara A. King




                        J. THOMAS LEWIS                Trustee
                        -------------------------------
                        J. Thomas Lewis




                        DANIEL F. McKEITHAN, JR.       Trustee
                        -------------------------------
                        Daniel F. McKeithan, Jr.




                        GUY A. OSBORN                  Trustee
                        -------------------------------
                        Guy A. Osborn




                                                       Trustee
                        -------------------------------
                        Timothy D. Proctor




                        H. MASON SIZEMORE, JR.         Trustee
                        -------------------------------
                        H. Mason Sizemore, Jr.




                        HAROLD B. SMITH                Trustee
                        -------------------------------
                        Harold B. Smith

                                                       Trustee
                        -------------------------------
                        Sherwood H. Smith, Jr.




                        PETER M. SOMMERHAUSER          Trustee
                        -------------------------------
                        Peter M. Sommerhauser




                        JOHN E. STEURI                 Trustee
                        -------------------------------
                        John E. Steuri




                        JOHN J. STOLLENWERK            Trustee
                        -------------------------------
                        John J. Stollenwerk




                        BARRY L. WILLIAMS              Trustee
                        -------------------------------
                        Barry L. Williams




                        KATHRYN D. WRISTON             Trustee
                        -------------------------------
                        Kathryn D. Wriston




                        EDWARD J. ZORE                 Trustee
                        -------------------------------
                        Edward J. Zore

                                  EXHIBIT INDEX
                          EXHIBITS FILED WITH FORM N-4
                        POST-EFFECTIVE AMENDMENT NO. 3 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                       FOR
                          MASON STREET VARIABLE ANNUITY

Exhibit Number                     Exhibit Name
--------------                     ------------

Exhibit B(10)                      Consent of PricewaterhouseCoopers LLP